UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07142

                                     Pyxis Funds II (formerly, Highland Funds II)

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

                                             Dallas, Texas 75201

(Address of principal executive offices) (Zip code)

Ethan Powell

Pyxis Capital, L.P.

200 Crescent Court

Suite 700

                                         Dallas, Texas 75201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2012	Pyxis Alpha Trend Strategies Fund

Shares		Value ($)
Exchange Traded Funds - 30.1%
EQUITY FUND - 30.1%
14,000	Powershares QQQ Trust Series 1	898,240
4,400	SPDR S&P 500 ETF Trust	599,588

		1,497,828

	Total Exchange Traded Funds (Cost $1,469,381)	1,497,828

Registered Investment Company - 46.7%
2,320,953	Federated Prime Obligations Fund	2,320,953

	Total Registered Investment Company (Cost $2,320,953)	2,320,953

Shares	Value ($)
Total Investments - 76.8%	3,818,781

(Cost $3,790,334)
Other Assets & Liabilities, Net - 23.2%	1,156,483

Net Assets - 100.0%	4,975,264

ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipts

See accompanying Notes to Investment Portfolios  |  1

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2012	Pyxis Alternative Income Fund

Shares		Value ($)
Exchange Traded Funds - 101.3%
DEBT FUND - 101.3%
45,000	iShares iBoxx $ High Yield Corporate Bond Fund	4,104,900
100,000	SPDR Barclays Capital High Yield Bond Fund ETF	3,946,000
605,663	Vanguard High-Yield Corporate Fund	3,555,242

		11,606,142

	Total Exchange Traded Funds (Cost $11,544,143)	11,606,142

Shares		Value ($)
Registered Investment Company - 30.3%
3,467,428	Federated Prime Obligations Fund	3,467,428

	Total Registered Investment Company (Cost $3,467,428)	3,467,428

Total Investments - 131.6%		15,073,570

(Cost $15,011,571)
Liabilities in Excess of Other Assets - (31.6)%		(3,621,191)

Net Assets - 100.0%		11,452,379

ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

2  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2012	Pyxis Energy and Materials Fund

Shares		Value ($)
Common Stock - 77.5%
ENERGY - 44.8%
2,000	Alpha Natural Resources, Inc.(a)	17,420
1,543	Anadarko Petroleum Corp.	102,147
2,967	Enbridge Energy Partners LP	91,295
1,316	Energy Transfer Equity LP	53,982
500	EOG Resources, Inc.	45,055
1,001	EQT Corp.	53,684
1,089	Exxon Mobil Corp.	93,186
3,000	Golar LNG, Ltd.	113,100
3,000	Halliburton Co.	85,170
823	Noble Energy, Inc.	69,807
750	Pioneer Natural Resources Co.	66,158
3,600	Rosetta Resources, Inc.(a)	131,904
1,994	Royal Dutch Shell PLC, ADR	134,455
2,017	Seadrill, Ltd.	71,644
2,030	Statoil ASA, ADR	48,436
2,800	Targa Resources Partners LP	99,820
1,950	Total SA, ADR	87,652
1,800	Williams Partners LP	94,032

		1,458,947

MATERIALS - 8.1%
1,000	Air Products & Chemicals, Inc.	80,730
400	CF Industries Holdings, Inc.	77,496
1,000	Freeport-McMoRan Copper & Gold, Inc.	34,070
1,800	Lyondellbasell Industries N.V.	72,486

		264,782

UTILITIES - 24.6%
1,657	American Electric Power Co., Inc.	66,114
3,354	Calpine Corp.(a)	55,375
1,713	Consolidated Edison, Inc.	106,531
1,491	Dominion Resources, Inc.	80,514
2,361	Exelon Corp.	88,821
3,427	PPL Corp.	95,305
2,431	Southern Co. (The)	112,555
2,743	TECO Energy, Inc.	49,539
2,749	UGI Corp.	80,903
2,300	Xcel Energy, Inc.	65,343

		801,000

	Total Common Stock (Cost $2,543,392)	2,524,729

Shares		Value ($)
Other Investments - 13.4%
1,878	iShares iBoxx Investment Grade Corporate Bond Fund, ETF	220,965
8,798	PowerShares Senior Loan Portfolio	214,583

	Total Other Investments (Cost $424,700)	435,548

Registered Investment Company - 4.2%
136,961	Federated Prime Obligations Fund	136,961

	Total Registered Investment Company (Cost $136,961)	136,961

Total Investments - 95.1%		3,097,238

(Cost $3,105,053)
Short Sales - (5.1)%
ENERGY - (3.3)%
(1,800)	Cabot Oil & Gas Corp	(70,920)
(1,000)	HollyFrontier Corp	(35,430)

		(106,350)

MATERIALS - (1.8)%
(1,000)	Albemarle Corp	(59,640)

	Total Short Sales (Proceeds $(159,928))	(165,990)

Other Assets & Liabilities, Net - 10.0%		324,442

Net Assets - 100.0%		3,255,690

(a)	Non-income producing security.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund

See accompanying Notes to Investment Portfolios  |  3

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2012	Pyxis Trend Following Fund

Shares		Value ($)
Exchange Traded Funds - 60.5%
ASSET ALLOCATION FUND - 10.1%
24,000	PowerShares DB US Dollar Index Bullish Fund(a)	539,280

COMMODITY FUND - 4.4%
4,000	ProShares UltrasShort DJ-UBS Commodity(a)	234,560

DEBT FUND - 21.0%
9,000	iShares Barclays 20+ Year Treasury Bond Fund	1,126,800

EQUITY FUND - 25.0%
8,000	ProShares Short MSCI EAFE(a)	389,287
13,000	ProShares Short MSCI Emerging Markets(a)	403,390
4,000	SPDR S&P 500 ETF Trust	544,420

		1,337,097

	Total Exchange Traded Funds (Cost $3,239,853)	3,237,737

Shares		Value ($)
Registered Investment Company - 35.2%
1,881,875	Federated Prime Obligations Fund	1,881,875

	Total Registered Investment Company (Cost $1,881,875)	1,881,875

Total Investments - 95.7%		5,119,612

(Cost $5,121,728)
Other Assets & Liabilities, Net - 4.3%		227,461

Net Assets - 100.0%		5,347,073

(a)	Non-income producing security.

ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
MSCI EAFE	Morgan Stanley Capital International Europe, Australasia and Far East

4  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2012	Pyxis U.S. Equity Fund

Shares		Value ($)
Common Stock - 93.1%
AUTOMOBILES & COMPONENTS - 0.2%
32,742	Ford Motor Co.	313,996

BANKS - 3.2%
212,698	Regions Financial Corp.	1,435,712
113,072	Wells Fargo & Co.	3,781,128

		5,216,840

CAPITAL GOODS - 3.4%
19,209	ABB, Ltd., ADR	313,491
2,838	Caterpillar, Inc.	240,975
7,203	Cooper Industries PLC	491,101
8,731	Deere & Co.	706,076
22,483	Dover Corp.	1,205,314
5,457	Eaton Corp.(a)	216,261
40,448	Honeywell International, Inc.	2,258,616

		5,431,834

CONSUMER DURABLES & APPAREL - 0.7%
33,791	MDC Holdings, Inc.(a)	1,103,952

CONSUMER SERVICES - 0.4%
16,371	Las Vegas Sands Corp.	711,975

DIVERSIFIED FINANCIALS - 8.9%
36,301	American Express Co.	2,113,081
47,521	Ameriprise Financial, Inc.	2,483,447
50,140	Citigroup, Inc.	1,374,337
6,330	CME Group, Inc.	1,697,136
18,009	Goldman Sachs Group, Inc. (The)	1,726,343
100,717	Invesco, Ltd.	2,276,204
15,935	JPMorgan Chase & Co.	569,358
47,805	State Street Corp.	2,134,015

		14,373,921

ENERGY - 8.0%
34,686	Anadarko Petroleum Corp.	2,296,213
33,638	Chevron Corp.	3,548,809
9,386	Exxon Mobil Corp.	803,160
11,351	Hess Corp.	493,201
7,422	Marathon Petroleum Corp.	333,396
24,557	Occidental Petroleum Corp.	2,106,254
42,129	Schlumberger, Ltd.	2,734,593
12,006	Southwestern Energy Co.(b)	383,352
9,168	Williams Cos., Inc. (The)	264,222

		12,963,200

FOOD & STAPLES RETAILING - 0.4%
14,625	CVS Caremark Corp.	683,426

FOOD, BEVERAGE & TOBACCO - 6.8%
41,955	Altria Group, Inc.	1,449,545
72,231	Archer-Daniels-Midland Co.	2,132,259
32,088	Coca-Cola Enterprises, Inc.	899,748
72,580	Kraft Foods, Inc., Class A	2,803,040
5,239	Nestle SA, ADR	312,978
47,586	PepsiCo, Inc.	3,362,427

		10,959,997

HEALTH CARE EQUIPMENT & SERVICES - 6.5%
84,651	Covidien PLC	4,528,828
85,480	Express Scripts Holding Co.(b)	4,772,348
14,189	HCA Holdings, Inc.	431,771
14,188	Medtronic, Inc.	549,501

Shares		Value ($)
HEALTH CARE EQUIPMENT & SERVICES — (continued)
4,147	UnitedHealth Group, Inc.	242,600

		10,525,048

INSURANCE - 2.9%
31,564	ACE, Ltd.	2,339,839
14,707	American International Group, Inc.(b)	471,948
9,168	Hartford Financial Services Group, Inc.	161,632
14,625	Marsh & McLennan Cos., Inc.	471,364
12,006	MetLife, Inc.	370,385
3,929	PartnerRe, Ltd.	297,307
10,914	Prudential Financial, Inc.	528,565

		4,641,040

MATERIALS - 2.7%
19,646	Allegheny Technologies, Inc.	626,511
8,731	EI du Pont de Nemours & Co.	441,527
40,754	Freeport-McMoRan Copper & Gold, Inc.	1,388,489
17,899	Monsanto Co.	1,481,679
11,569	Potash Corp. of Saskatchewan, Inc.(a)	505,450

		4,443,656

MEDIA - 8.0%
12,224	CBS Corp., Class B	400,703
75,243	Comcast Corp., Class A	2,405,519
29,250	DIRECTV, Class A(b)	1,427,985
26,413	Discovery Communications, Inc., Class C(b)	1,323,027
28,595	Liberty Global, Inc., Class C(b)	1,365,411
17,681	Nielsen Holdings NV(b)	463,596
22,920	Omnicom Group, Inc.	1,113,911
83,342	Time Warner, Inc.	3,208,667
24,885	Walt Disney Co. (The)	1,206,922

		12,915,741

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.4%
39,619	Agilent Technologies, Inc.	1,554,650
33,180	Amgen, Inc.(c)	2,423,467
40,186	Bristol-Myers Squibb Co.(a)	1,444,687
19,864	Gilead Sciences, Inc.(b)	1,018,626
21,829	Johnson & Johnson	1,474,767
4,147	Novartis AG, ADR	231,817
24,011	PerkinElmer, Inc.	619,484
137,848	Pfizer, Inc.	3,170,503

		11,938,001

REAL ESTATE - 1.2%
21,829	American Tower Corp., REIT	1,526,065
29,032	CBRE Group, Inc., Class A(b)	474,964

		2,001,029

RETAILING - 4.8%
2,729	Amazon.com, Inc.(b)	623,167
13,752	Bed Bath & Beyond, Inc.(b)	849,874
14,843	Dick’s Sporting Goods, Inc.	712,463
111,544	Lowe’s Cos., Inc.	3,172,311
19,646	Macy’s, Inc.	674,840
30,844	Target Corp.	1,794,812

		7,827,467

See accompanying Notes to Investment Portfolios  |  5

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis U.S. Equity Fund

Shares		Value ($)
Common Stock — (continued)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
8,731	Altera Corp.	295,457
8,731	Analog Devices, Inc.	328,897
89,278	Intel Corp.	2,379,259
53,327	Texas Instruments, Inc.	1,529,952

		4,533,565

SOFTWARE & SERVICES - 12.0%
15,607	Baidu, Inc., ADR(b)	1,794,493
51,297	eBay, Inc.(b)	2,154,987
655	Google, Inc., Class A(b)	379,946
6,112	International Business Machines Corp.	1,195,385
10,259	Intuit, Inc.	608,872
137,389	Microsoft Corp.	4,202,730
102,813	Oracle Corp.	3,053,546
43,657	Paychex, Inc.(a)	1,371,266
14,407	Visa, Inc., Class A	1,781,137
175,808	Western Union Co. (The)	2,960,607

		19,502,969

TECHNOLOGY HARDWARE & EQUIPMENT - 8.2%
11,875	Apple, Inc.(b)(c)	6,935,000
215,296	Cisco Systems, Inc.	3,696,632
46,059	Qualcomm, Inc.	2,564,565

		13,196,197

TELECOMMUNICATION SERVICES - 0.2%
10,914	AT&T, Inc.	389,193

TRANSPORTATION - 2.4%
1,637	FedEx Corp.	149,966
46,976	United Parcel Service, Inc., Class B	3,699,830

		3,849,796

UTILITIES - 2.0%
67,669	AES Corp. (The)(b)	868,193
32,088	Calpine Corp.(b)	529,773
16,371	Exelon Corp.	615,877
25,584	FirstEnergy Corp.	1,258,477

		3,272,320

	Total Common Stock (Cost $138,099,866)	150,795,163

Other Investments - 1.6%
35,684	Financial Select Sector SPDR Fund, ETF	521,700

Shares		Value ($)
53,751	GEI Investment Fund(d)	58,051
57,816	Industrial Select Sector SPDR Fund, ETF(a)	2,062,297

	Total Other Investments (Cost $3,088,928)	2,642,048

Registered Investment Company - 4.9%
7,905,788	Federated Prime Obligations Fund	7,905,788

	Total Registered Investment Company (Cost $7,905,788)	7,905,788

Total Investments - 99.6%		161,342,999

(Cost $149,094,582)
Other Assets & Liabilities, Net - 0.4%		609,290

Net Assets - 100.0%		161,952,289

(a)	Securities (or a portion of securities) on loan. As of June 30, 2012, the market value of securites loaned was $5,297,698. The loaned securities were secured with cash collateral of $5,317,142. Collateral is calculated based on prior day’s prices.
(b)	Non-income producing security.
(c)	At June 30, 2012, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.
(d)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
TBA	To be announced

The Fund had the following futures contracts, brokered by Royal Bank of Scotland, open at June 30, 2012:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)

Long Futures:
S&P 500 Emini
Index Futures	September 2012	75	$5,086,500	$23,775

6  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2012	Pyxis Core America Equity Fund

Shares		Value ($)
Common Stock - 97.5%
AUTOMOBILES & COMPONENTS - 0.5%
16,817	Ford Motor Co.	161,275

BANKS - 3.6%
31,978	Regions Financial Corp.	215,852
28,215	Wells Fargo & Co.	943,510

		1,159,362

CAPITAL GOODS - 4.9%
9,875	ABB, Ltd., ADR	161,160
1,433	Caterpillar, Inc.	121,676
3,668	Cooper Industries PLC	250,084
4,479	Deere & Co.	362,217
2,821	Eaton Corp.(a)	111,796
10,157	Honeywell International, Inc.	567,167

		1,574,100

DIVERSIFIED FINANCIALS - 7.6%
8,005	American Express Co.	465,971
9,875	Ameriprise Financial, Inc.	516,068
8,465	Citigroup, Inc.	232,026
20,503	Invesco, Ltd.	463,368
8,182	JPMorgan Chase & Co.	292,343
10,815	State Street Corp.	482,782

		2,452,558

ENERGY - 9.9%
6,019	Anadarko Petroleum Corp.	398,458
7,975	Chevron Corp.	841,362
4,771	Exxon Mobil Corp.	408,254
5,925	Hess Corp.	257,441
3,762	Marathon Petroleum Corp.	168,989
4,323	Occidental Petroleum Corp.	370,784
6,301	Schlumberger, Ltd.	408,999
6,113	Southwestern Energy Co.(b)	195,188
4,702	Williams Cos., Inc. (The)	135,512

		3,184,987

FOOD & STAPLES RETAILING - 1.1%
7,525	CVS Caremark Corp.	351,643

FOOD, BEVERAGE & TOBACCO - 8.2%
15,330	Archer-Daniels-Midland Co.	452,542
16,459	Coca-Cola Enterprises, Inc.	461,510
18,810	Kraft Foods, Inc., Class A	726,442
2,727	Nestle SA, ADR	162,912
11,944	PepsiCo, Inc.	843,963

		2,647,369

HEALTH CARE EQUIPMENT & SERVICES - 6.4%
14,577	Covidien PLC	779,870
11,751	Express Scripts Holding Co.(b)	656,058
7,210	HCA Holdings, Inc.	219,400
7,309	Medtronic, Inc.	283,078
2,162	UnitedHealth Group, Inc.	126,477

		2,064,883

INSURANCE - 5.1%
6,489	ACE, Ltd.	481,030
7,525	American International Group, Inc.(b)	241,477
4,703	Hartford Financial Services Group, Inc.	82,914
7,524	Marsh & McLennan Cos., Inc.	242,499

Shares		Value ($)
INSURANCE — (continued)
6,113	MetLife, Inc.	188,586
2,069	PartnerRe, Ltd.	156,561
5,643	Prudential Financial, Inc.	273,290

		1,666,357

MATERIALS - 3.2%
10,036	Allegheny Technologies, Inc.	320,048
4,420	EI du Pont de Nemours & Co.	223,519
7,053	Freeport-McMoRan Copper & Gold, Inc.	240,296
6,019	Potash Corp. of Saskatchewan, Inc.(a)	262,970

		1,046,833

MEDIA - 9.3%
6,301	CBS Corp., Class B	206,547
15,236	Comcast Corp., Class A	487,095
9,029	Nielsen Holdings NV(b)	236,740
11,756	Omnicom Group, Inc.	571,342
22,713	Time Warner, Inc.	874,450
12,696	Walt Disney Co. (The)	615,756

		2,991,930

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
5,735	Agilent Technologies, Inc.	225,041
7,434	Amgen, Inc.	542,979
11,215	Johnson & Johnson	757,685
2,086	Novartis AG, ADR	116,607
12,320	PerkinElmer, Inc.	317,856
28,035	Pfizer, Inc.	644,805

		2,604,973

RETAILING - 2.9%
8,935	Lowe’s Cos., Inc.	254,111
10,138	Macy’s, Inc.	348,240
5,563	Target Corp.	323,712

		926,063

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
4,514	Altera Corp.	152,754
4,514	Analog Devices, Inc.	170,042
14,107	Intel Corp.	375,952
10,815	Texas Instruments, Inc.	310,282

		1,009,030

SOFTWARE & SERVICES - 9.5%
1,288	Baidu, Inc., ADR(b)	148,094
941	eBay, Inc.(b)	39,531
336	Google, Inc., Class A(b)	194,904
3,090	International Business Machines Corp.	604,342
37,619	Microsoft Corp.	1,150,765
24,991	Oracle Corp.	742,233
10,591	Western Union Co. (The)	178,352

		3,058,221

TECHNOLOGY HARDWARE & EQUIPMENT - 8.2%
2,445	Apple, Inc.(b)	1,427,880
51,727	Cisco Systems, Inc.	888,153
5,980	Qualcomm, Inc.	332,966

		2,648,999

See accompanying Notes to Investment Portfolios  |  7

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis Core America Equity Fund

Shares		Value ($)
Common Stock — (continued)
TELECOMMUNICATION SERVICES - 0.6%
5,643	AT&T, Inc.	201,229

TRANSPORTATION - 1.6%
861	FedEx Corp.	78,876
5,616	United Parcel Service, Inc., Class B	442,316

		521,192

UTILITIES - 3.7%
34,798	AES Corp. (The)(b)	446,458
16,459	Calpine Corp.(b)	271,738
8,465	Exelon Corp.	318,453
3,202	FirstEnergy Corp.	157,506

		1,194,155

	Total Common Stock (Cost $28,206,325)	31,465,159

Shares		Value ($)
Other Investments - 1.6%
6,917	Financial Select Sector SPDR Fund, ETF	101,127
8,538	GEI Investment Fund(c)	9,221
11,754	Industrial Select Sector SPDR Fund, ETF(a)	419,265

	Total Other Investments (Cost $541,887)	529,613

Registered Investment Company - 0.8%
242,636	Federated Prime Obligations Fund	242,636

	Total Registered Investment Company (Cost $242,636)	242,636

Total Investments - 99.9%		32,237,408

(Cost $28,990,848)
Other Assets & Liabilities, Net - 0.1%		22,428

Net Assets - 100.0%		32,259,836

(a)	Securities (or a portion of securities) on loan. As of June 30, 2012, the market value of securites loaned was $537,256. The loaned securities were secured with cash collateral of $537,063. Collateral is calculated based on prior day’s prices.
(b)	Non-income producing security.
(c)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

8  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2012	Pyxis Dividend Equity Fund

Shares		Value ($)
Common Stock - 92.7%
BANKS - 8.0%
4,170	PNC Financial Services Group, Inc.	254,829
8,685	US Bancorp	279,310
8,530	Wells Fargo & Co.	285,243

		819,382

CAPITAL GOODS - 5.3%
13,440	General Electric Co.	280,090
3,450	Hubbell, Inc., Class B	268,893

		548,983

COMMERCIAL & PROFESSIONAL SERVICES - 2.4%
15,805	Ennis, Inc.	243,081

CONSUMER DURABLES & APPAREL - 2.1%
4,025	Tupperware Brands Corp.	220,409

CONSUMER SERVICES - 3.1%
3,640	McDonald’s Corp.	322,249

DIVERSIFIED FINANCIALS - 2.4%
6,865	JPMorgan Chase & Co.	245,286

ENERGY - 7.3%
3,585	Chevron Corp.	378,218
5,255	Royal Dutch Shell PLC, ADR	367,482

		745,700

FOOD, BEVERAGE & TOBACCO - 13.3%
2,710	Diageo PLC, ADR	279,320
4,480	HJ Heinz Co.	243,622
7,060	Kellogg Co.	348,270
3,605	PepsiCo, Inc.	254,729
7,040	Unilever NV	234,784

		1,360,725

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
3,650	Procter & Gamble Co. (The)	223,562

INSURANCE - 2.5%
7,205	Arthur J. Gallagher & Co.	252,679

MATERIALS - 7.2%
8,810	Packaging Corp. of America	248,794
7,345	Sonoco Products Co.	221,452
13,255	Worthington Industries, Inc.	271,330

		741,576

MEDIA - 2.8%
8,645	CBS Corp., Class B	283,383

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.9%
4,290	Abbott Laboratories	276,576
5,275	GlaxoSmithKline PLC, ADR	240,382
5,445	Johnson & Johnson	367,864

Shares		Value ($)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — (continued)
4,275	Novartis AG, ADR	238,972

		1,123,794

RETAILING - 2.8%
5,535	Home Depot, Inc. (The)	293,300

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
6,540	Microchip Technology, Inc.(a)	216,344

SOFTWARE & SERVICES - 2.4%
7,765	Paychex, Inc.	243,899

TELECOMMUNICATION SERVICES - 6.9%
12,010	AT&T, Inc.	428,277
6,225	Verizon Communications, Inc.	276,639

		704,916

TRANSPORTATION - 2.5%
3,215	United Parcel Service, Inc., Class B	253,213

UTILITIES - 6.5%
3,190	ITC Holdings Corp.	219,823
4,350	National Fuel Gas Co.(a)	204,363
5,315	Southern Co. (The)	246,084

		670,270

	Total Common Stock (Cost $8,988,131)	9,512,751

Other Investments - 2.6%
4,090	iShares Dow Jones US Real Estate Index Fund, ETF(a)	261,637

	Total Other Investments (Cost $235,719)	261,637

Registered Investment Company - 2.9%
301,406	Federated Prime Obligations Fund	301,406

	Total Registered Investment Company (Cost $301,406)	301,406

Total Investments - 98.2%		10,075,794

(Cost $9,525,256)
Other Assets & Liabilities, Net - 1.8%		184,416

Net Assets - 100.0%		10,260,210

(a)	Securities (or a portion of securities) on loan. As of June 30, 2012, the market value of securites loaned was $676,586. The loaned securities were secured with cash collateral of $682,795. Collateral is calculated based on prior day’s prices.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund

See accompanying Notes to Investments Portfolios  |  9

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2012	Pyxis Premier Growth Equity Fund

Shares		Value ($)
Common Stock - 98.1%
CAPITAL GOODS - 2.6%
74,197	Dover Corp.	3,977,701

CONSUMER SERVICES - 1.5%
54,197	Las Vegas Sands Corp.	2,357,028

DIVERSIFIED FINANCIALS - 8.0%
20,849	CME Group, Inc.	5,589,825
27,594	Goldman Sachs Group, Inc. (The)	2,645,161
88,300	State Street Corp.	3,941,712

		12,176,698

ENERGY - 5.4%
28,947	Anadarko Petroleum Corp.	1,916,291
98,851	Schlumberger, Ltd.	6,416,418

		8,332,709

FOOD, BEVERAGE & TOBACCO - 3.7%
79,715	PepsiCo, Inc.	5,632,663

HEALTH CARE EQUIPMENT & SERVICES - 8.4%
113,441	Covidien PLC	6,069,094
121,106	Express Scripts Holding Co.(a)	6,761,349

		12,830,443

MATERIALS - 3.2%
58,867	Monsanto Co.	4,873,010

MEDIA - 9.8%
96,578	DIRECTV, Class A(a)	4,714,939
87,380	Discovery Communications, Inc., Class C(a)	4,376,864
125,092	Liberty Global, Inc., Class C(a)	5,973,143

		15,064,946

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.1%
61,319	Amgen, Inc.(b)	4,478,740
65,918	Gilead Sciences, Inc.(a)	3,380,275

		7,859,015

REAL ESTATE - 4.3%
72,050	American Tower Corp., REIT	5,037,016
96,128	CBRE Group, Inc.(a)	1,572,654

		6,609,670

RETAILING - 7.9%
8,738	Amazon.com, Inc.(a)	1,995,322
45,683	Bed Bath & Beyond, Inc.(a)(b)	2,823,209
49,056	Dick’s Sporting Goods, Inc.	2,354,688
174,760	Lowe’s Cos., Inc.	4,970,174

		12,143,393

SOFTWARE & SERVICES - 22.9%
43,230	Baidu, Inc., ADR(a)	4,970,585
164,030	eBay, Inc.(a)	6,890,900
33,726	Intuit, Inc.	2,001,638
108,842	Microsoft Corp.	3,329,477
67,452	Oracle Corp.	2,003,324
144,101	Paychex, Inc.(c)	4,526,212

Shares		Value ($)
SOFTWARE & SERVICES — (continued)
47,523	Visa, Inc., Class A	5,875,268
329,592	Western Union Co. (The)	5,550,329

		35,147,733

TECHNOLOGY HARDWARE & EQUIPMENT - 12.2%
18,089	Apple, Inc.(a)	10,563,976
104,243	Cisco Systems, Inc.	1,789,852
114,054	Qualcomm, Inc.	6,350,527

		18,704,355

TRANSPORTATION - 3.1%
59,173	United Parcel Service, Inc., Class B	4,660,465

	Total Common Stock (Cost $113,643,427)	150,369,829

Other Investments - 0.0%
9,098	GEI Investment Fund(d)	9,826

	Total Other Investments (Cost $9,098)	9,826

Registered Investment Company - 2.2%
3,303,500	Federated Prime Obligations Fund	3,303,500

	Total Registered Investment Company (Cost $3,303,500)	3,303,500

Total Investments - 100.3%		153,683,155

(Cost $116,956,025)
Liabilities in Excess of Other Assets - (0.3)%		(473,030)

Net Assets - 100.0%		153,210,125

(a)	Non-income producing security.
(b)	At June 30, 2012, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.
(c)	Securities (or a portion of securities) on loan. As of June 30, 2012, the market value of securites loaned was $4,526,212. The loaned securities were secured with cash collateral of $4,575,207. Collateral is calculated based on prior day’s prices.
(d)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
TBA	To be announced

The Fund had the following futures contracts, brokered by Royal Bank of Scotland, open at June 30, 2012:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Short Futures:
S&P 500 Emini Index Futures	September 2012	20	$1,356,400	$(39,435)

10  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2012	Pyxis Small-Cap Equity Fund

Shares		Value ($)
Common Stock - 96.7%
BANKS - 5.4%
3,500	Bryn Mawr Bank Corp.	73,745
2,500	Community Bank System, Inc.	67,800
4,500	Cullen/Frost Bankers, Inc.	258,705
8,100	Fulton Financial Corp.	80,919
1,850	Iberiabank Corp.	93,332
3,000	Independent Bank Corp.	87,630
7,100	Prosperity Bancshares, Inc.	298,413
4,800	Sterling Bancorp	47,904
4,900	SVB Financial Group(a)	287,728
8,800	UMB Financial Corp.(b)	450,824
3,700	Washington Trust Bancorp, Inc.	90,206
3,800	Westamerica Bancorporation	179,322

		2,016,528

CAPITAL GOODS - 8.9%
12,200	Applied Industrial Technologies, Inc.	449,570
7,300	Brady Corp., Class A	200,823
2,900	CLARCOR, Inc.	139,664
6,100	EnPro Industries, Inc.(a)	227,957
3,500	ESCO Technologies, Inc.	127,540
2,900	Esterline Technologies Corp.(a)	180,815
3,600	Harsco Corp.	73,368
5,900	IDEX Corp.	229,982
5,900	II-VI, Inc.(a)	98,353
2,200	Kaydon Corp.	47,058
3,600	Mueller Industries, Inc.	153,324
11,250	Quanta Services, Inc.(a)	270,788
2,200	Raven Industries, Inc.	153,098
700	RBC Bearings, Inc.(a)	33,109
4,400	Robbins & Myers, Inc.	184,008
4,000	Teledyne Technologies, Inc.(a)	246,600
11,800	Trimas Corp.(a)	237,180
7,100	Woodward, Inc.	280,024

		3,333,261

COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
7,300	ABM Industries, Inc.	142,788
12,850	Healthcare Services Group, Inc.	249,033
6,800	Herman Miller, Inc.	125,936
4,750	Resources Connection, Inc.	58,425

		576,182

CONSUMER DURABLES & APPAREL - 3.7%
5,750	Deckers Outdoor Corp.(a)	253,058
13,450	Jarden Corp.	565,169
4,600	Maidenform Brands, Inc.(a)	91,632
2,900	Tupperware Brands Corp.	158,804
8,100	Wolverine World Wide, Inc.	314,118

		1,382,781

CONSUMER SERVICES - 2.4%
1,900	American Public Education, Inc.(a)	60,800
2,300	Capella Education Co.(a)	79,948
5,750	Cracker Barrel Old Country Store, Inc.	361,100
5,900	K12, Inc.(a)(b)	137,470
3,150	Lincoln Educational Services Corp.	20,475
1,600	Matthews International Corp., Class A	51,984
900	Strayer Education, Inc.(b)	98,118

Shares		Value ($)
CONSUMER SERVICES — (continued)
21,850	Wendy’s Co. (The)	103,132

		913,027

DIVERSIFIED FINANCIALS - 2.1%
5,900	Financial Engines, Inc.(a)(b)	126,555
21,950	GFI Group, Inc.	78,142
11,400	Raymond James Financial, Inc.	390,336
5,900	Waddell & Reed Financial, Inc., Class A(b)	178,652

		773,685

ENERGY - 6.7%
7,300	Approach Resources, , Inc.(a)	186,442
1,250	Dril-Quip, Inc.(a)	81,988
5,900	Gulfport Energy Corp.(a)	121,717
19,000	Key Energy Services, Inc.(a)	144,400
2,200	Lufkin Industries, Inc.	119,504
10,300	Northern Oil and Gas, Inc.(a)	164,182
5,800	Oasis Petroleum, Inc.(a)(b)	140,244
6,750	Oil States International, Inc.(a)	446,850
2,900	PDC Energy, Inc.(a)	71,108
37,350	Pioneer Drilling Co.(a)	297,680
17,600	Resolute Energy Corp.(a)	168,432
4,900	SM Energy Co.	240,639
9,900	Superior Energy Services, Inc.(a)	200,277
14,500	Tetra Technologies, Inc.(a)	103,385

		2,486,848

FOOD & STAPLES RETAILING - 1.0%
7,300	Harris Teeter Supermarkets, Inc.	299,227
4,000	Spartan Stores, Inc.	72,520

		371,747

FOOD, BEVERAGE & TOBACCO - 4.1%
16,100	Flowers Foods, Inc.	374,003
4,400	Lancaster Colony Corp.	313,324
11,700	Smart Balance, Inc.(a)	109,863
6,550	Smithfield Foods, Inc.(a)	141,676
10,300	Snyders-Lance, Inc..	259,869
5,100	TreeHouse Foods, Inc.(a)	317,679

		1,516,414

HEALTH CARE EQUIPMENT & SERVICES - 13.3%
24,500	Bio-Reference Labs, Inc.(a)	643,860
2,100	Computer Programs & Systems, Inc.	120,162
4,000	Gen-Probe, Inc.(a)	328,800
10,150	HMS Holdings Corp.(a)	338,096
7,400	Integra LifeSciences Holdings Corp.(a)	275,132
10,300	Masimo Corp.(a)	230,514
11,700	MedAssets, Inc.(a)	157,365
5,100	Medidata Solutions, Inc.(a)	166,617
6,050	Mednax, Inc.(a)	414,667
10,650	Molina Healthcare, Inc.(a)	249,849
10,230	NuVasive, Inc.(a)	259,433
10,500	Owens & Minor, Inc.	321,615
8,800	Quality Systems, Inc.	242,088
5,500	STERIS Corp.	172,535
4,000	Teleflex, Inc.	243,640
4,500	Thoratec Corp.(a)	151,110
7,321	VCA Antech, Inc.(a)	160,916
4,400	Volcano Corp.(a)(b)	126,060

See accompanying Notes to Investment Portfolios  |  11

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis Small-Cap Equity Fund

Shares		Value ($)
Common Stock — (continued)
HEALTH CARE EQUIPMENT & SERVICES — (continued)
7,300	West Pharmaceutical Services, Inc.	368,577

		4,971,036

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
6,500	Spectrum Brands Holdings, Inc.(a)	211,705

INSURANCE - 5.3%
6,000	Allied World Assurance Co. Holdings, Ltd.	476,820
4,400	Amtrust Financial Services, Inc.	130,724
5,900	Argo Group International Holdings, Ltd.	172,693
8,000	Aspen Insurance Holdings, Ltd.	231,200
7,400	Brown & Brown, Inc.	201,798
4,700	Endurance Specialty Holdings, Ltd.	180,104
10,900	HCC Insurance Holdings, Inc.	342,260
4,400	Navigators Group, Inc. (The)(a)	220,220

		1,955,819

MATERIALS - 5.2%
4,400	Aptargroup, Inc.	224,620
18,300	Commercial Metals Co.	231,312
2,750	Compass Minerals International, Inc.	209,770
15,600	Packaging Corp. of America	440,544
15,900	Sensient Technologies Corp.	584,007
5,900	Silgan Holdings, Inc.	251,871

		1,942,124

MEDIA - 3.2%
13,150	Arbitron, Inc.	460,250
10,250	John Wiley & Sons, Inc., Class A	502,148
3,700	Morningstar, Inc.(b)	214,008

		1,176,406

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.3%
2,900	Bio-Rad Laboratories, Inc.(a)	290,029
24,850	Bruker Corp.(a)	330,754
5,150	Cubist Pharmaceuticals, Inc.(a)	195,236
2,900	Genomic Health, Inc.(a)	96,860
9,950	ICON PLC, ADR(a)	224,174
7,347	Luminex Corp.(a)	179,928
5,900	Myriad Genetics, Inc.(a)	140,243
2,200	Techne Corp.	163,240

		1,620,464

REAL ESTATE - 3.9%
21,450	BioMed Realty Trust, Inc., REIT	400,686
8,900	Coresite Realty Corp., REIT	229,798
1,750	Digital Realty Trust, Inc., REIT	131,372
21,850	Omega Healthcare Investors, Inc., REIT	491,625
11,000	Sabra Healthcare REIT, Inc., REIT	188,210

		1,441,691

RETAILING - 3.8%
8,200	Aaron’s, Inc.(a)	232,142
10,350	Aeropostale, Inc.(a)	184,540
6,650	American Eagle Outfitters, Inc.	131,204

Shares		Value ($)
RETAILING — (continued)
6,900	Buckle, Inc. (The)	273,033
17,350	LKQ Corp.(a)	579,490

		1,400,409

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
2,300	Hittite Microwave Corp.(a)	117,576
17,350	Microsemi Corp.(a)	320,802
26,550	Rudolph Technologies, Inc.(a)	231,516
8,950	Semtech Corp.(a)	217,664

		887,558

SOFTWARE & SERVICES - 13.3%
8,800	ACI Worldwide, Inc.(a)	389,048
2,450	Active Network, Inc. (The)(a)	37,706
1,600	Advent Software, Inc.(a)	43,375
8,700	Ariba, Inc.(a)	389,412
9,350	Blackbaud, Inc.	240,014
8,800	Bottomline Technologies, Inc.(a)	158,840
4,400	Cardtronics, Inc.(a)	132,924
8,800	comScore, Inc.(a)	144,848
4,400	Concur Technologies, Inc.(a)	299,640
1,500	CoStar Group, Inc.(a)	121,800
6,450	Ebix, Inc.	128,678
38,700	Global Cash Access Holdings, Inc.(a)	279,027
5,800	Jack Henry & Associates, Inc.	200,216
5,100	LogMeIn, Inc.(a)	155,652
8,500	MICROS Systems, Inc.(a)	435,200
4,400	NeuStar, Inc., Class A(a)	146,960
12,100	NIC, Inc.	153,670
4,700	NICE Systems, Ltd., ADR(a)	172,020
18,100	Parametric Technology Corp.(a)	379,376
3,700	PROS Holdings, Inc.(a)	62,234
9,500	QLIK Technologies, Inc.(a)	210,140
13,200	Sapient Corp.	132,924
14,550	SS&C Technologies Holdings, Inc.(a)	363,750
2,900	Wright Express Corp.(a)	178,988

		4,956,442

TECHNOLOGY HARDWARE & EQUIPMENT - 1.6%
5,100	Measurement Specialties, Inc.(a)	165,801
6,755	National Instruments Corp.	181,439
7,250	Zebra Technologies Corp., Class A(a)	249,110

		596,350

TRANSPORTATION - 3.0%
7,200	Genesee & Wyoming, Inc., Class A(a)	380,448
3,700	Hub Group, Inc., Class A(a)	133,940
11,100	Old Dominion Freight Line, Inc.(a)	480,519
7,300	UTi Worldwide, Inc.	106,653

		1,101,560

UTILITIES - 1.0%
8,700	IDACORP, Inc.	366,096

	Total Common Stock (Cost $33,216,899)	35,998,133

12  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis Small-Cap Equity Fund

Shares		Value ($)
Other Investments - 0.0%
6,157	GEI Investment Fund(c)	6,650

	Total Other Investments (Cost $6,157)	6,650

Registered Investment Company - 3.5%
1,301,994	Federated Prime Obligations Fund	1,301,994

	Total Registered Investment Company (Cost $1,301,994)	1,301,994

Total Investments - 100.2%		37,306,777

(Cost $34,525,050)
Liabilities in Excess of Other Assets - (0.2)%		(76,348)

Net Assets - 100.0%		37,230,429

(a)	Non-income producing security.
(b)	Securities (or a portion of securities) on loan. As of June 30, 2012, the market value of securites loaned was $1,259,821. The loaned securities were secured with cash collateral of $1.254,747. Collateral is calculated based on prior day’s prices.
(c)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying Notes to Investment Portfolios  |  13

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2012	Pyxis Global Equity Fund

Shares		Value ($)
Common Stock - 91.6%
ARGENTINA - 0.5%
7,974	Arcos Dorados Holdings, Inc.(a)	117,856

AUSTRALIA - 0.5%
19,260	Brambles, Ltd.	122,337

BELGIUM - 0.4%
1,247	Anheuser-Busch InBev NV	98,591

BERMUDA - 0.5%
1,457	RenaissanceRe Holdings, Ltd.	110,747

CANADA - 3.2%
12,444	CAE, Inc.	120,723
5,306	Potash Corp. of Saskatchewan, Inc.	231,819
10,368	Suncor Energy, Inc.	300,154
1,682	TransCanada Corp.	70,402

		723,098

CHINA - 1.7%
3,383	Baidu, Inc., ADR(b)	388,977

DENMARK - 0.8%
8	AP Moller - Maersk AS, Class B	52,610
1,617	Carlsberg AS, Class B	127,998

		180,608

FRANCE - 3.9%
1,852	Alstom SA(a)	58,759
4,934	BNP Paribas SA	190,763
6,250	Eutelsat Communications SA	192,801
1,775	LVMH Moet Hennessy Louis Vuitton SA	270,895
4,985	Safran SA	185,645

		898,863

GERMANY - 6.7%
1,725	Adidas AG	123,991
3,204	Bayer AG	231,526
2,228	Beiersdorf AG	144,841
2,711	Deutsche Bank AG	98,123
3,863	Fresenius SE & Co. KGaA	401,089
2,897	HeidelbergCement AG	139,474
2,254	Kabel Deutschland Holding AG(b)	140,863
3,320	SAP AG	197,147
680	Siemens AG	57,299

		1,534,353

HONG KONG - 2.1%
141,659	AIA Group, Ltd.	489,368

IRELAND - 0.3%
6,279	WPP PLC	76,337

ITALY - 1.0%
6,697	Luxottica Group SpA	234,505

JAPAN - 9.6%
2,497	Canon Inc.(a)	99,838
3,200	FamilyMart Co., Ltd.	146,727
1,600	FANUC Corp.	263,488
3,000	Japan Tobacco, Inc.	89,038
8,500	JS Group Corp.	179,712
124	Jupiter Telecommunications Co., Ltd.	126,657

Shares		Value ($)
JAPAN — (continued)
23,000	Kubota Corp.	212,938
4,900	Softbank Corp.	182,728
15,300	Suzuki Motor Corp.	314,724
18,000	Toray Industries, Inc.	122,963
11,700	Toyota Motor Corp.	473,096

		2,211,909

LUXEMBOURG - 0.3%
759	Millicom International Cellular SA, SDR	71,788

MAYLASIA - 0.7%
55,200	Genting Bhd	164,842

NETHERLANDS - 1.3%
5,593	Royal Dutch Shell PLC, Class A	189,297
3,271	Unilever NV	109,576

		298,873

SINGAPORE - 0.7%
11,000	United Overseas Bank, Ltd.	163,338

SWEDEN - 0.6%
7,581	Hexagon AB, Class B(a)	130,411

SWITZERLAND - 3.0%
9,074	Nestle SA	543,033
2,770	Novartis AG	155,308

		698,341

TAIWAN - 0.9%
15,303	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	213,630

UNITED KINGDOM - 8.9%
21,596	Aegis Group PLC	54,792
3,335	Aggreko PLC	108,616
14,686	BG Group PLC	301,086
7,608	BHP Billiton PLC	216,556
8,388	Cookson Group PLC	77,732
18,716	Diageo PLC	483,115
21,761	HSBC Holdings PLC	192,037
15,700	Prudential PLC	182,310
15,578	Standard Chartered PLC	338,899
3,199	Vodafone Group PLC, ADR	90,148

		2,045,291

UNITED STATES - 44.0%
16,353	AES Corp. (The)(b)	209,809
8,257	American Tower Corp., REIT	577,247
5,304	Anadarko Petroleum Corp.	351,125
828	Apple, Inc.(b)(c)	483,551
4,151	Archer-Daniels-Midland Co.	122,538
1,476	Baxter International, Inc.	78,449
8,073	Cisco Systems, Inc.	138,613
550	CME Group, Inc.	147,460
3,370	Covidien PLC	180,295
2,426	Cummins, Inc.	235,104
1,872	Dick’s Sporting Goods, Inc.	89,855
2,084	Discover Financial Services	72,065
3,103	Discovery Communications, Inc., Class C(b)	155,429
2,149	eBay, Inc.(b)	90,279
2,076	Equinix, Inc.(b)	364,649
7,697	Express Scripts Holding Co.(b)	429,724
10,170	Ford Motor Co.	97,530

14  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis Global Equity Fund

Shares		Value ($)
Common Stock — (continued)
UNITED STATES — (continued)
4,466	Freeport-McMoRan Copper & Gold, Inc.	152,157
380	Google, Inc., Class A(b)	220,427
9,127	Invesco, Ltd.	206,270
2,953	ITC Holdings Corp.	203,491
1,896	Johnson & Johnson	128,094
8,400	JPMorgan Chase & Co.	300,131
1,844	Kellogg Co.	90,965
7,947	Kraft Foods, Inc., Class A	306,913
2,650	Las Vegas Sands Corp.	115,248
867	Liberty Media Corp., Class A(b)	76,218
2,987	Microsoft Corp.	91,372
5,815	Monsanto Co.	481,366
13,740	Nielsen Holdings NV(b)	360,263
10,124	Oracle Corp.	300,683
1,999	PepsiCo, Inc.(c)	141,249
7,277	PerkinElmer, Inc.	187,747
796	PPG Industries Inc.	84,472
3,350	Praxair, Inc.	364,246
9,036	Qualcomm, Inc.	503,124
1,825	Range Resources Corp.(a)	112,913
2,526	Rockwell Automation Inc.	166,868
5,359	Schlumberger, Ltd.	347,853
1,754	Target Corp.	102,065
2,638	United Parcel Service, Inc., Class B	207,769
670	VeriFone Systems, Inc.(b)	22,170
1,458	Visa, Inc., Class A	180,253
836	Wabtec Corp.	65,216
1,779	Walt Disney Co. (The)	86,282
8,177	Wells Fargo & Co.	273,439
6,448	Western Union Co. (The)	108,584
5,331	Yum! Brands, Inc.	343,423

		10,154,993

	Total Common Stock (Cost $19,341,888)	21,129,056

Shares		Value ($)
Preferred Stock - 0.5%
BRAZIL - 0.5%
9,061	Itau Unibanco Holding SA	126,009

	Total Preferred Stock (Cost $176,140)	126,009

Other Investments - 1.0%
2,831	Financial Select Sector SPDR Fund, ETF	41,389
19,305	GEI Investment Fund(d)	20,850
4,500	Industrial Select Sector SPDR Fund, ETF(a)	160,515

	Total Other Investments (Cost $191,076)	222,754

Registered Investment Company - 5.5%
1,268,260	Federated Prime Obligations Fund	1,268,260

	Total Registered Investment Company (Cost $1,268,260)	1,268,260

Total Investments - 98.6%		22,746,079

(Cost $20,977,364)
Other Assets & Liabilities, Net - 1.4%		322,975

Net Assets - 100.0%		23,069,054

(a)	Securities (or a portion of securities) on loan. As of June 30, 2012, the market value of securites loaned was $565,513. The loaned securities were secured with cash collateral of $561,962. Collateral is calculated based on prior day’s prices.
(b)	Non-income producing security.
(c)	At June 30, 2012, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.
(d)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt
REIT	Real Estate Investment Trust
TBA	To be announced

See accompanying Notes to Investment Portfolios  |  15

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis Global Equity Fund

The Fund had the following futures contracts, brokered by Royal Bank of Scotland, open at June 30, 2012:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
DJ Euro Stoxx 50 Index Future	September 2012	3	$85,851	$ 4,812
FTSE 100 Index Futures	September 2012	2	173,252	3,396
S&P 500 Emini Index Futures	September 2012	7	474,740	17,383

				$25,591

Industry	Percentage (based on total investments)
Food, Beverage & Tobacco	9.3%
Software & Services	8.6%
Materials	7.9%
Energy	7.4%
Capital Goods	7.1%
Technology Hardware & Equipment	6.0%
Banks	5.7%
Media	5.6%
Health Care Equipment & Services	4.8%
Automobiles & Components	3.9%
Diversified Financials	3.6%
Insurance	3.4%
Consumer Services	3.3%
Pharmaceuticals, Biotechnology & Life Sciences	3.1%
Consumer Durables & Apparel	2.8%
Real Estate	2.5%
Utilities	1.8%
Telecommunication Services	1.5%
Transportation	1.1%
Commercial & Professional Services	1.0%
Semiconductors & Semiconductor Equipment	0.9%
Retailing	0.8%
Food & Staples Retailing	0.7%
Household & Personal Products	0.6%

93.4%

Other Instruments	Percentage (based on total investments)
Other Investments	1.0%
Registered Investment Company	5.6%

6.6%

100.0%

16  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2012	Pyxis International Equity Fund

Shares		Value ($)
Common Stock - 97.6%
AUSTRALIA - 1.7%
21,488	Brambles, Ltd.	136,490
1,833	CSL, Ltd.	74,462

		210,952

BELGIUM - 1.2%
1,867	Anheuser-Busch InBev NV	147,610

BRAZIL - 0.5%
3,263	Petroleo Brasileiro SA, ADR(a)	59,191

CANADA - 3.2%
1,018	Canadian Natural Resources, Ltd.	27,271
709	Cenovus Energy, Inc.	22,512
3,597	Potash Corp. of Saskatchewan, Inc.	157,013
6,337	Suncor Energy, Inc.	183,002

		389,798

CHINA - 1.3%
1,431	Baidu, Inc., ADR(b)	164,536

FRANCE - 9.2%
6,996	AXA SA	93,790
3,344	BNP Paribas SA	129,289
2,591	Cap Gemini SA(a)	95,631
2,531	Cie Generale d’Optique Essilor International SA	235,789
1,007	LVMH Moet Hennessy Louis Vuitton SA	153,685
6,501	Safran SA	242,102
1,067	Total SA(a)	48,159
1,462	Vallourec SA	59,907
1,496	Vinci SA	70,111

		1,128,463

GERMANY - 11.3%
1,158	Adidas AG	83,235
1,790	Bayer AG	129,348
3,839	Deutsche Bank AG	138,951
2,389	Fresenius SE & Co. KGaA	248,046
2,643	HeidelbergCement AG	127,245
1,932	Linde AG	301,736
4,536	SAP AG	269,355
1,087	Siemens AG	91,594

		1,389,510

HONG KONG - 2.3%
73,003	AIA Group, Ltd.	252,192
5,855	Wharf Holdings, Ltd.	32,564

		284,756

INDIA - 0.3%
1,687	Larsen & Toubro, Ltd., GDR, GDR	42,361

IRELAND - 1.2%
12,515	WPP PLC	152,148

ITALY - 2.1%
6,575	ENI SpA	140,079
3,496	Luxottica Group SpA	122,417

		262,496

JAPAN - 17.1%
22,910	Bank of Yokohama, Ltd. (The)	108,518
900	Canon, Inc.	35,985

Shares		Value ($)
JAPAN — (continued)
800	Daito Trust Construction Co., Ltd.	75,972
1,200	FANUC Corp.	197,616
2,000	JGC Corp.	58,088
10,000	Kubota Corp.	92,582
5,900	Mitsubishi Corp.	119,481
23,000	Mitsubishi Heavy Industries, Ltd.	93,669
1,999	Nikon Corp.	60,962
600	SMC Corp.	104,216
5,900	Softbank Corp.	220,019
7,300	Sony Financial Holdings, Inc.	119,365
6,000	Sumitomo Realty & Development Co., Ltd.	147,847
8,200	Suzuki Motor Corp.	168,676
6,524	Toyota Motor Corp.	263,802
4,300	Unicharm Corp.	245,206

		2,112,004

NETHERLANDS - 2.0%
14,566	ING Groep NV(b)	97,925
4,269	Unilever NV	143,008

		240,933

SINGAPORE - 2.0%
16,305	United Overseas Bank, Ltd.	242,112

SOUTH KOREA - 2.4%
100	Hyundai Motor Co.	20,529
256	Samsung Electronics Co., Ltd.	271,101

		291,630

SWEDEN - 2.9%
6,737	Alfa Laval AB	115,689
5,788	Hexagon AB, Class B	99,567
15,029	Telefonaktiebolaget LM Ericsson, Class B	137,811

		353,067

SWITZERLAND - 8.4%
5,843	Nestle SA	349,674
4,077	Novartis AG	228,589
716	Roche Holding AG	124,023
590	Syngenta AG	202,537
590	Zurich Financial Services AG	133,787

		1,038,610

TAIWAN - 2.1%
18,255	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	254,840

UNITED KINGDOM - 26.4%
3,975	Aggreko PLC	129,460
13,610	BG Group PLC	279,027
7,790	BHP Billiton PLC	221,737
16,250	Capita Group PLC (The)	167,225
12,469	Diageo PLC	321,861
39,323	HSBC Holdings PLC	347,017
154,533	Lloyds Banking Group PLC(b)	75,602
22,759	National Grid PLC	241,555
24,499	Prudential PLC	284,484
3,791	Reckitt Benckiser Group PLC	200,676
4,252	Rio Tinto PLC	202,368
7,419	Royal Dutch Shell PLC, Class A	250,336
10,408	Standard Chartered PLC	226,426
1,034	Subsea 7 SA	20,310
1,163	TESCO PLC	5,660

See accompanying Notes to Investment Portfolios  |  17

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis International Equity Fund

Shares		Value ($)
Common Stock — (continued)
UNITED KINGDOM — (continued)
98,890	Vodafone Group PLC	278,365

		3,252,109

	Total Common Stock (Cost $11,796,283)	12,017,126

Preferred Stock - 1.5%
GERMANY - 1.5%
1,161	Volkswagen AG	184,451

	Total Preferred Stock (Cost $170,590)	184,451

Other Investments - 0.1%
11,693	GEI Investment Fund(c)	12,629

	Total Other Investments (Cost $11,693)	12,629

Registered Investment Company - 0.2%
27,171	Federated Prime Obligations Fund	27,171

	Total Registered Investment Company (Cost $27,171)	27,171

Total Investments - 99.4%		12,241,377

(Cost $12,005,737)
Other Assets & Liabilities, Net - 0.6%		75,301

Net Assets - 100.0%		12,316,678

(a)	Securities (or a portion of securities) on loan. As of June 30, 2012, the market value of securites loaned was $192,202. The loaned securities were secured with cash collateral of $187,067. Collateral is calculated based on prior day’s prices.
(b)	Non-income producing security.
(c)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The Fund had the following futures contracts, brokered by Royal Bank of Scotland, open at June 30, 2012:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Short Futures:
DJ Euro
Stoxx 50
Index
Future	September 2012	2	57,234	$(2,206)
FTSE 100
Index
Futures	September 2012	1	86,626	(1,855)

				$(4,061)

Industry	Percentage (based on total investments)
Capital Goods	10.5%
Materials	9.9%
Banks	9.2%
Energy	8.4%
Food, Beverage & Tobacco	7.9%
Insurance	7.2%
Automobiles & Components	5.2%
Pharmaceuticals, Biotechnology & Life Sciences	4.6%
Software & Services	4.3%
Semiconductors & Semiconductor Equipment	4.3%
Telecommunication Services	4.1%
Health Care Equipment & Services	4.0%
Household & Personal Products	3.6%
Commercial & Professional Services	3.5%
Consumer Durables & Apparel	3.4%
Technology Hardware & Equipment	2.2%
Real Estate	2.1%
Utilities	2.0%
Diversified Financials	1.9%
Media	1.3%
Food & Staples Retailing	0.1%

99.7%

Other Investments	Percentage (based on total investments)
Other Investments	0.1%
Registered Investment Company	0.2%

100.0%

18  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2012	Pyxis Total Return Fund

Shares		Value ($)
Domestic Equity - 37.0%
COMMON STOCK - 37.0%
AUTOMOBILES & COMPONENTS - 0.1%
6,366	Ford Motor Co.	61,050

BANKS - 1.1%
12,108	Regions Financial Corp.	81,729
11,149	Standard Chartered PLC	242,546
19,360	Wells Fargo & Co.	647,398

		971,673

CAPITAL GOODS - 1.4%
667	Boeing Co. (The)	49,558
542	Caterpillar, Inc.	46,021
2,012	Cooper Industries PLC	137,178
1,698	Deere & Co.	137,317
5,074	Dover Corp.	272,017
4,183	Eaton Corp.(a)	165,772
6,961	Honeywell International, Inc.	388,702

		1,196,565

CONSUMER DURABLES & APPAREL - 0.3%
1,078	LVMH Moet Hennessy Louis Vuitton SA	164,521
1,557	MDC Holdings, Inc.(a)	50,867

		215,388

CONSUMER SERVICES - 0.5%
2,091	Darden Restaurants, Inc.	105,867
3,707	Las Vegas Sands Corp.	161,217
1,647	McDonald’s Corp.	145,809

		412,893

DIVERSIFIED FINANCIALS - 2.9%
4,856	American Express Co.	282,668
6,053	Ameriprise Financial, Inc.	316,330
3,205	Citigroup, Inc.	87,849
1,835	CME Group, Inc.	491,982
445	Franklin Resources, Inc.	49,391
1,887	Goldman Sachs Group, Inc. (The)	180,888
12,392	Invesco, Ltd. ADR	280,059
9,327	JPMorgan Chase & Co.	333,254
10,135	State Street Corp.	452,426

		2,474,847

ENERGY - 2.8%
4,259	Anadarko Petroleum Corp.	281,946
5,912	Chevron Corp.	623,716
1,807	Exxon Mobil Corp.(b)	154,626
2,244	Hess Corp.	97,502
1,425	Marathon Petroleum Corp.	64,011
3,126	Occidental Petroleum Corp.	268,117
10,837	Schlumberger, Ltd.	703,430
2,315	Southwestern Energy Co.(c)	73,918
2,002	Spectra Energy Corp.	58,178
1,781	Williams Cos., Inc. (The)	51,328

		2,376,772

FOOD & STAPLES RETAILING - 0.2%
2,849	CVS Caremark Corp.	133,134

FOOD, BEVERAGE & TOBACCO - 2.8%
5,117	Altria Group, Inc.	176,792
11,144	Archer-Daniels-Midland Co.	328,971
6,233	Coca-Cola Enterprises, Inc.	174,773
12,908	Kraft Foods, Inc., Class A	498,507

Shares		Value ($)
COMMON STOCK — (continued)
FOOD, BEVERAGE & TOBACCO — (continued)
13,466	PepsiCo, Inc.	951,508
2,482	Philip Morris International, Inc.	216,579

		2,347,130

HEALTH CARE EQUIPMENT & SERVICES - 2.1%
15,326	Covidien PLC	819,941
12,733	Express Scripts Holding Co.(c)	710,883
2,731	HCA Holdings, Inc.	83,104
2,768	Medtronic, Inc.	107,205
819	UnitedHealth Group, Inc.	47,912

		1,769,045

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
2,447	Clorox Co.	177,310
1,868	Kimberly-Clark Corp.	156,482

		333,792

INSURANCE - 1.0%
3,925	ACE, Ltd.	290,960
2,848	American International Group, Inc.(c)	91,392
1,746	Hartford Financial Services Group, Inc.	30,783
2,849	Marsh & McLennan Cos., Inc.	91,823
3,873	MetLife, Inc.	119,482
784	PartnerRe, Ltd.	59,325
3,828	Prudential Financial, Inc.	185,390

		869,155

MATERIALS - 1.1%
3,802	Allegheny Technologies, Inc.	121,246
4,712	EI du Pont de Nemours & Co.	238,286
3,561	Freeport-McMoRan Copper & Gold, Inc.	121,323
4,026	Monsanto Co.	333,272
1,116	Praxair, Inc.	121,343

		935,470

MEDIA - 2.6%
2,386	CBS Corp., Class B	78,213
5,770	Comcast Corp.	184,467
6,605	DIRECTV, Class A(c)	322,456
5,976	Discovery Communications, Inc., Class C(c)	299,338
8,555	Liberty Global, Inc., Class C(c)	408,501
3,419	Nielsen Holdings NV(c)	89,646
4,453	Omnicom Group, Inc.	216,416
10,026	Time Warner, Inc.	386,001
4,809	Walt Disney Co. (The)	233,236

		2,218,274

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.9%
2,173	Agilent Technologies, Inc.	85,269
7,010	Amgen, Inc.(b)	512,010
7,252	Bristol-Myers Squibb Co.(a)	260,709
4,508	Gilead Sciences, Inc.(c)	231,170
8,830	Johnson & Johnson	596,555
3,960	Merck & Co., Inc.	165,330
4,666	PerkinElmer, Inc.	120,383
22,362	Pfizer, Inc.	514,326

		2,485,752

See accompanying Notes to Investment Portfolios  |  19

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis Total Return Fund

Shares		Value ($)
Domestic Equity — (continued)
COMMON STOCK — (continued)
REAL ESTATE - 1.0%
4,928	American Tower Corp. REIT	344,516
6,574	CBRE Group, Inc., Class A(c)	107,551
1,557	HCP, Inc. REIT	68,742
601	Public Storage REIT	86,790
1,602	Rayonier, Inc. REIT	71,930
823	Simon Property Group, Inc. REIT	128,108

		807,637

RETAILING - 1.9%
598	Amazon.com, Inc.(c)	136,553
3,124	Bed Bath & Beyond, Inc.(b)(c)	193,063
3,355	Dick’s Sporting Goods, Inc.	161,040
1,444	Genuine Parts Co.	87,001
3,559	Home Depot, Inc. (The)	188,591
20,007	Lowe’s Cos., Inc.	568,999
3,840	Macy’s, Inc.	131,904
2,107	Target Corp.	122,606

		1,589,757

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
1,710	Altera Corp.	57,866
1,710	Analog Devices, Inc.	64,416
12,906	Intel Corp.(b)	343,945
1,557	Microchip Technology, Inc.	51,506
7,878	Texas Instruments, Inc.	226,020

		743,753

SOFTWARE & SERVICES - 4.7%
11,586	eBay, Inc.(c)	486,728
127	Google, Inc., Class A(c)	73,669
3,039	International Business Machines Corp.(b)	594,368
2,306	Intuit, Inc.	136,861
31,479	Microsoft Corp.	962,943
14,078	Oracle Corp.	418,117
14,526	Paychex, Inc.	456,262
3,250	Visa, Inc., Class A	401,798
26,568	Western Union Co. (The)	447,405

		3,978,151

TECHNOLOGY HARDWARE & EQUIPMENT - 3.6%
2,728	Apple, Inc.(c)	1,593,152
38,019	Cisco Systems, Inc.(b)	652,786
14,757	Qualcomm, Inc.	821,670

		3,067,608

TELECOMMUNICATION SERVICES - 0.6%
8,810	AT&T, Inc.	314,165
4,227	Verizon Communications, Inc.	187,848

		502,013

TRANSPORTATION - 1.1%
327	FedEx Corp.	29,956
1,334	Union Pacific Corp.	159,160
9,222	United Parcel Service, Inc., Class B	726,325

		915,441

UTILITIES - 1.0%
13,179	AES Corp. (The)(c)	169,087

Shares		Value ($)
COMMON STOCK — (continued)
UTILITIES — (continued)
1,958	American Water Works Co., Inc.	67,120
6,233	Calpine Corp.(c)	102,907
2,918	Dominion Resources, Inc.	157,572
3,206	Exelon Corp.	120,610
1,213	FirstEnergy Corp	59,667
2,910	Southern Co. (The)	134,733

		811,696

	Total Domestic Equity (Cost $28,747,072)	31,216,996

Foreign Equity - 16.3%
COMMON STOCK - 16.0%
AUTOMOBILES & COMPONENTS - 0.6%
97	Hyundai Motor Co.	19,914
10,000	Suzuki Motor Corp.	205,702
7,206	Toyota Motor Corp.	291,379

		516,995

BANKS - 1.1%
24,858	Bank of Yokohama, Ltd. (The)	117,745
3,569	BNP Paribas SA	137,988
41,667	HSBC Holdings PLC	367,703
165,438	Lloyds Banking Group PLC(c)	80,937
17,360	United Overseas Bank, Ltd.	257,778

		962,151

CAPITAL GOODS - 1.7%
3,740	ABB, Ltd. ADR	61,037
7,044	Alfa Laval AB	120,960
1,400	FANUC Corp.	230,552
2,000	JGC Corp.	58,088
10,000	Kubota Corp.	92,582
1,753	Larsen & Toubro, Ltd., GDR	44,018
6,300	Mitsubishi Corp.	127,581
24,000	Mitsubishi Heavy Industries, Ltd.	97,741
6,960	Safran SA	259,195
1,163	Siemens AG	97,998
700	SMC Corp.	121,585
1,600	Vallourec SA	65,561
1,603	Vinci SA	75,127

		1,452,025

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
4,256	Aggreko PLC	138,612
23,009	Brambles, Ltd.	146,151
17,408	Capita Group PLC (The)	179,141

		463,904

CONSUMER DURABLES & APPAREL - 0.3%
1,240	Adidas AG	89,130
3,745	Luxottica Group SpA	131,136
2,199	Nikon Corp.	67,061

		287,327

DIVERSIFIED FINANCIALS - 0.3%
4,113	Deutsche Bank AG	148,868
15,598	ING Groep NV CVA(c)	104,864

		253,732

ENERGY - 1.5%
14,572	BG Group PLC	298,749
1,088	Canadian Natural Resources, Ltd.	29,146

20  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis Total Return Fund

Shares		Value ($)
Foreign Equity — (continued)
COMMON STOCK — (continued)
ENERGY — (continued)
760	Cenovus Energy, Inc.	24,132
7,044	ENI SpA	150,071
3,493	Petroleo Brasileiro SA ADR(a)	63,363
1,780	Royal Dutch Shell PLC ADR	120,025
7,943	Royal Dutch Shell PLC, Class A	268,017
1,107	Subsea 7 SA	21,744
6,788	Suncor Energy, Inc.	196,026
1,141	Total SA(a)	51,499

		1,222,772

FOOD & STAPLES RETAILING - 0.0%
1,186	Tesco PLC	5,772

FOOD, BEVERAGE & TOBACCO - 1.4%
2,000	Anheuser-Busch InBev NV	158,125
13,350	Diageo PLC	344,602
756	Diageo PLC ADR	77,921
6,257	Nestle SA	374,450
1,033	Nestle SA ADR	61,711
4,571	Unilever NV	153,125

		1,169,934

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
2,709	Cie Generale d’Optique Essilor International SA	252,372
2,558	Fresenius SE & Co. KGaA	265,593

		517,965

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
4,057	Reckitt Benckiser Group PLC	214,756
4,600	Unicharm Corp.	262,314

		477,070

INSURANCE - 1.1%
78,182	AIA Group, Ltd.	270,084
7,471	AXA SA	100,158
26,232	Prudential PLC	304,608
7,800	Sony Financial Holdings, Inc.	127,541
631	Zurich Financial Services AG	143,084

		945,475

MATERIALS - 1.7%
8,340	BHP Billiton PLC	237,392
2,833	HeidelbergCement AG	136,392
2,068	Linde AG	322,976
3,852	Potash Corp. of Saskatchewan, Inc.	168,144
2,280	Potash Corp. of Saskatchewan, Inc.(a)	99,613
4,552	Rio Tinto PLC	216,646
632	Syngenta AG	216,955

		1,398,118

MEDIA - 0.2%
13,404	WPP PLC	162,956

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
1,917	Bayer AG	138,525
1,964	CSL, Ltd.	79,784
4,364	Novartis AG	244,680

Shares		Value ($)
COMMON STOCK — (continued)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — (continued)
3,148	Novartis AG ADR	175,973
767	Roche Holding AG	132,857

		771,819

REAL ESTATE - 0.4%
900	Daito Trust Construction Co., Ltd.	85,468
7,000	Sumitomo Realty & Development Co., Ltd.	172,488
6,324	Wharf Holdings, Ltd.	35,172

		293,128

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
263	Samsung Electronics Co., Ltd.	278,514
18,929	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	264,249

		542,763

SOFTWARE & SERVICES - 1.1%
4,977	Baidu, Inc. ADR(c)	572,255
2,774	Cap Gemini SA(a)	102,386
4,856	SAP AG	288,357

		962,998

TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
1,000	Canon, Inc.	39,983
6,198	Hexagon AB, Class B	106,620
16,099	Telefonaktiebolaget LM Ericsson, Class B	147,623

		294,226

TELECOMMUNICATION SERVICES - 0.6%
6,300	Softbank Corp.	234,935
105,888	Vodafone Group PLC	298,063

		532,998

UTILITIES - 0.3%
24,368	National Grid PLC	258,633

	Total Common Stock (Cost $13,402,838)	13,492,761

PREFERRED STOCK - 0.3%
AUTOMOBILES & COMPONENTS - 0.3%
1,241	Volkswagen AG	197,161

	Total Foreign Equity (Cost $13,577,400)	13,689,922

Principal Amount ($)
Bonds & Notes - 30.2%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
	Federal Home Loan Mortgage Corp. REMIC
	(Series 4017) (Class IH)
131,363	3.50%, 03/15/27(d)	17,343

See accompanying Notes to Investment Portfolios  |  21

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
	(Series 3977) (Class AI)
103,692	3.50%, 09/15/29(d)	10,303
	(Series 3983) (Class EI)
97,720	3.50%, 11/15/30(d)	14,981
	(Series 2645) (Class BI)
11,744	4.50%, 02/15/18(d)	428
	(Series 2643) (Class IM)
18,075	4.50%, 03/15/18(d)	939
	(Series 2590) (Class YQ)
4,742	5.00%, 05/15/17(d)	92
	(Series 2781) (Class CI)
6,502	5.00%, 11/15/17(d)	110
	(Series 2781) (Class IC)
11,832	5.00%, 05/15/18(d)	489
	(Series 2763) (Class JI)
16,278	5.00%, 10/15/18(d)	917
	(Series 2631) (Class DI)
22,792	5.50%, 06/15/33(d)	3,275
	(Series 3806) (Class DS)
120,003	6.36%, 08/15/25(d)(e)	17,344
	(Series 1980) (Class IO)
5,673	7.50%, 07/15/27(d)	1,255
	(Series 33) (Class D)
207	8.00%, 04/15/20	224
	Federal Home Loan Mortgage Corp. STRIPS
	(Series 186) (Class PO)
511	0.00%, 08/01/27(f)(g)	451
	(Series 147) (Class IO)
990	8.00%, 02/01/23(d)	209
	(Series 171) (Class IO)
1,080	8.00%, 07/01/24(d)	218
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
	(Series T-58) (Class AIO)
227,649	0.08%, 09/25/43(d)(e)	1,837
	Federal National Mortgage Assoc. REMIC
	(Series G92-68) (Class B)
736	0.00%, 12/25/22(f)(g)	683
	(Series 2003-89) (Class IO)
93,255	1.19%, 12/25/42(d)(e)	2,630
	(Series 2012-46) (Class KI)
98,368	3.50%, 05/25/27(d)	12,589
	(Series 2003-64) (Class KI)
965	4.50%, 05/25/18(d)	11
	(Series 2003-41) (Class BI)
2,955	5.00%, 08/25/17(d)	71
	(Series 2003-79) (Class HI)
6,251	5.00%, 10/25/22(d)	207
	(Series 2003-61) (Class IJ)
28,114	5.00%, 02/25/32(d)	1,624
	(Series 2010-98) (Class DI)
158,639	5.00%, 09/25/40(d)	21,917
	(Series 2008-61) (Class SB)
59,288	5.75%, 07/25/38(d)(e)	7,871

Principal Amount ($)		Value ($)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
	(Series 1992-77) (Class K)
4	8.00%, 05/25/22(d)	108
	Federal National Mortgage Assoc. STRIPS
	(Series 354) (Class 1)
28,147	0.00%, 12/01/34(f)(g)	26,919
	(Series 362) (Class 2)
32,404	4.50%, 08/01/35(d)	3,766
	(Series 378) (Class 1)
35,276	4.50%, 01/01/36(d)	4,210
	(Series 387) (Class 2)
28,911	5.00%, 03/25/38(d)	3,914
	(Series 387) (Class 1)
24,840	5.00%, 05/25/38(d)	3,405
	(Series 346) (Class 2)
8,052	5.50%, 12/01/33(d)	1,119
	(Series 252) (Class 2)
13,834	7.50%, 11/01/23(d)	2,969
	(Series 237) (Class 2)
759	8.00%, 08/01/23(d)	159
	(Series 264) (Class 2)
3,636	8.00%, 07/01/24(d)	792
	(Series 12) (Class 2)
136	8.50%, 03/01/17(d)	18
	(Series 7) (Class 2)
331	8.50%, 04/01/17(d)	50
	(Series 28) (Class 2)
52	8.50%, 01/01/18(d)	7
	(Series 150) (Class 2)
404	8.50%, 07/25/22(d)	90
	(Series 163) (Class 2)
500	8.50%, 07/25/22(d)	70
	(Series 137) (Class 2)
749	9.00%, 05/25/22(d)	132
	Government National Mortgage Assoc.
	(Series 2011-51) (Class NI)
87,108	4.50%, 10/20/37(d)	8,591
	(Series 2010-101) (Class GI)
87,159	4.50%, 02/20/38(d)	10,250
	(Series 2010-130) (Class PI)
93,157	4.50%, 08/16/39(d)	11,820
	(Series 2010-75) (Class KI)
78,794	5.00%, 12/20/35(d)	6,220
	(Series 2010-42) (Class IA)
78,304	5.00%, 10/20/37(d)	7,793
	(Series 2010-125) (Class CS)
380,821	6.41%, 06/20/40(d)(e)	59,099

	Total Agency Collateralized Mortgage Obligations (Cost $166,976)	269,519

AGENCY MORTGAGE BACKED - 11.1%
	Federal Home Loan Mortgage Corp.
155,000	2.38%, 01/13/22	159,408
2,575	4.50%, 06/01/33	2,757
5,652	4.50%, 02/01/35	6,052
18,270	5.00%, 07/01/35	20,327
11,465	5.00%, 07/01/35	12,756

22  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
AGENCY MORTGAGE BACKED — (continued)
7,386	5.00%, 07/01/35	8,218
3,412	5.00%, 07/01/35	3,797
163,202	5.00%, 06/01/41	180,791
4,079	5.50%, 05/01/20	4,466
76,201	5.50%, 01/01/38	84,976
37,082	5.50%, 04/01/39	40,807
534	6.00%, 04/01/17	582
1,002	6.00%, 06/01/17	1,092
1,652	6.00%, 05/01/20	1,815
6,948	6.00%, 08/01/29	7,792
6,804	6.00%, 06/01/33	7,630
7,849	6.00%, 09/01/33	8,802
7,579	6.00%, 10/01/33	8,498
4,408	6.00%, 10/01/33	4,943
3,825	6.00%, 10/01/33	4,290
16,661	6.00%, 11/01/33	18,683
5,272	6.00%, 03/01/34	5,912
3,342	6.00%, 05/01/34	3,732
4,567	6.00%, 11/01/34	5,070
6,683	6.00%, 12/01/34	7,494
5,223	6.00%, 12/01/34	5,833
3,479	6.00%, 03/01/35	3,871
3,529	6.00%, 05/01/35	3,931
60,752	6.00%, 06/01/37	67,670
66,358	6.00%, 11/01/37	73,915
9,880	6.50%, 06/01/29	11,305
649	7.00%, 10/01/16	700
229	7.00%, 06/01/29	274
532	7.00%, 08/01/29	639
1,926	7.00%, 12/01/29	2,310
3,521	7.00%, 04/01/31	4,224
2,914	7.00%, 07/01/34	3,425
4,083	7.00%, 12/01/34	4,799
3,976	7.00%, 12/01/34	4,674
2,954	7.00%, 02/01/35	3,472
2,377	7.00%, 08/01/36	2,793
6,460	7.50%, 12/01/30	7,896
1,550	7.50%, 09/01/33	1,728
185	8.00%, 04/01/30	230
2,399	8.00%, 11/01/30	2,923
348	9.00%, 04/01/16	383
385	9.00%, 07/01/16	426
491	9.00%, 06/01/21	565
	Federal National Mortgage Assoc.
311	2.72%, 04/01/37(e)	325
501	2.89%, 03/01/37(e)	508
1,495,000	3.50%, TBA(h)	1,571,852
420,000	4.00%, TBA(h)	447,103
5,827	4.00%, 05/01/19	6,251
21,087	4.00%, 06/01/19	22,624
149,107	4.00%, 01/01/41	158,993
178,766	4.00%, 03/01/41	190,674
1,099,966	4.00%, 12/01/41	1,173,236
213,769	4.00%, 05/01/42	231,816
5,334	4.50%, 05/01/18	5,745
12,972	4.50%, 05/01/19	13,964
8,498	4.50%, 05/01/19	9,148
7,250	4.50%, 05/01/19	7,804
6,912	4.50%, 05/01/19	7,440
7,333	4.50%, 06/01/19	7,894
3,148	4.50%, 02/01/20	3,386
7,106	4.50%, 07/01/20	7,645
10,028	4.50%, 08/01/20	10,789

Principal Amount ($)		Value ($)
AGENCY MORTGAGE BACKED — (continued)
4,253	4.50%, 07/01/33	4,579
4,178	4.50%, 04/01/34	4,495
12,585	4.50%, 12/01/34	13,541
7,095	4.50%, 12/01/34	7,634
378,720	4.50%, 10/01/39	406,534
113,443	4.50%, 02/01/40	122,130
285,099	4.50%, 11/01/40	306,929
334,347	4.50%, 01/01/41	359,947
315,275	4.50%, 04/01/41	339,415
11,887	5.00%, 07/01/20	12,985
32,244	5.00%, 03/01/34	35,092
4,016	5.00%, 10/01/34	4,368
10,719	5.00%, 06/01/35	12,001
6,689	5.00%, 06/01/35	7,488
31,977	5.00%, 07/01/35	34,701
12,828	5.00%, 07/01/35	14,362
10,933	5.00%, 07/01/35	11,864
10,601	5.00%, 07/01/35	11,505
8,885	5.00%, 08/01/35	9,642
20,591	5.00%, 03/01/39	22,525
12,454	5.00%, 04/01/39	13,845
9,034	5.00%, 04/01/39	9,883
252,520	5.00%, 06/01/41	281,532
4,025	5.50%, 03/01/14	4,372
2,939	5.50%, 04/01/14	3,193
2,763	5.50%, 05/01/14	3,002
357	5.50%, 05/01/14	388
6,823	5.50%, 06/01/20	7,477
5,629	5.50%, 06/01/20	6,169
4,920	5.50%, 06/01/20	5,392
4,878	5.50%, 06/01/20	5,346
4,771	5.50%, 06/01/20	5,229
4,008	5.50%, 06/01/20	4,393
9,778	5.50%, 07/01/20	10,716
9,475	5.50%, 07/01/20	10,383
8,048	5.50%, 07/01/20	8,820
5,807	5.50%, 07/01/20	6,364
5,739	5.50%, 07/01/20	6,288
5,951	5.50%, 07/01/33	6,573
5,807	5.50%, 08/01/33	6,414
4,149	5.50%, 06/01/35	4,569
3,590	5.50%, 06/01/35	3,954
2,296	5.50%, 06/01/35	2,546
4,671	5.50%, 07/01/35	5,189
5,211	5.50%, 08/01/35	5,790
10,825	5.50%, 11/01/35	11,882
47,869	5.50%, 12/01/35	52,514
16,401	5.50%, 05/01/37	18,116
44,571	5.50%, 06/01/37	48,896
134,944	5.50%, 08/01/37	148,292
12,412	5.50%, 08/01/37	13,616
61,238	5.50%, 04/01/38	67,601
155,826	5.50%, 01/01/39	170,070
996	6.00%, 07/01/14	1,061
195	6.00%, 04/01/18	215
3,818	6.00%, 02/01/20	4,200
2,523	6.00%, 05/01/33	2,842
3,733	6.00%, 06/01/33	4,204
3,677	6.00%, 06/01/33	4,142
7,369	6.00%, 07/01/33	8,299
3,816	6.00%, 07/01/33	4,298
2,903	6.00%, 07/01/33	3,269
9,194	6.00%, 08/01/33	10,354
6,251	6.00%, 08/01/33	7,039

See accompanying Notes to Investment Portfolios  |  23

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
AGENCY MORTGAGE BACKED — (continued)
12,480	6.00%, 10/01/33	14,055
8,326	6.00%, 10/01/33	9,377
4,097	6.00%, 10/01/33	4,614
3,502	6.00%, 11/01/33	3,944
6,436	6.00%, 12/01/33	7,248
9,960	6.00%, 01/01/34	11,217
5,144	6.00%, 02/01/34	5,793
112,352	6.00%, 03/01/34	126,626
6,027	6.00%, 04/01/34	6,788
6,952	6.00%, 05/01/34	7,829
6,462	6.00%, 07/01/34	7,261
5,828	6.00%, 10/01/34	6,523
8,133	6.00%, 11/01/34	9,132
4,461	6.00%, 12/01/34	4,984
4,256	6.00%, 12/01/34	4,765
10,799	6.00%, 01/01/35	12,126
6,727	6.00%, 01/01/35	7,543
5,545	6.00%, 02/01/35	6,227
4,111	6.00%, 03/01/35	4,603
11,135	6.00%, 06/01/35	12,467
10,674	6.00%, 06/01/35	11,952
10,475	6.00%, 06/01/35	11,728
8,811	6.00%, 06/01/35	9,865
6,082	6.00%, 06/01/35	6,810
4,931	6.00%, 07/01/35	5,529
3,165	6.00%, 07/01/35	3,543
6,868	6.00%, 08/01/35	7,653
190,000	6.50%, TBA(h)	213,839
365	6.50%, 01/01/15	380
635	6.50%, 02/01/16	682
1,842	6.50%, 08/01/17	2,002
271	6.50%, 09/01/17	295
610	6.50%, 10/01/17	677
729	6.50%, 10/01/18	808
16,986	6.50%, 01/01/19	18,915
946	6.50%, 03/01/19	1,054
158	6.50%, 05/01/24	180
180	6.50%, 10/01/28	207
169	6.50%, 05/01/29	196
3,534	6.50%, 07/01/29	4,063
1,006	6.50%, 07/01/32	1,157
2,274	6.50%, 09/01/32	2,614
1,224	6.50%, 09/01/32	1,401
695	6.50%, 11/01/32	796
714	6.50%, 12/01/32	818
2,596	6.50%, 01/01/33	2,976
282	6.50%, 01/01/33	323
1,853	6.50%, 06/01/33	2,121
1,312	6.50%, 11/01/33	1,503
2,556	6.50%, 01/01/34	2,925
538	6.50%, 02/01/34	605
3,828	6.50%, 07/01/34	4,382
2,869	6.50%, 08/01/34	3,270
338	7.00%, 10/01/16	365
1,212	7.00%, 04/01/17	1,329
3,494	7.00%, 08/01/17	3,803
242	7.00%, 05/01/33	274
841	7.00%, 12/01/33	954
14	7.50%, 09/01/13	14
53	7.50%, 05/01/15	57
11	7.50%, 09/01/15	11
4,392	7.50%, 05/01/17	4,698
54	7.50%, 06/01/17	54
2,740	7.50%, 12/01/23	3,201

Principal Amount ($)		Value ($)
AGENCY MORTGAGE BACKED — (continued)
223	7.50%, 12/01/26	269
650	7.50%, 09/01/29	791
1,376	7.50%, 08/01/31	1,691
5,707	7.50%, 09/01/31	6,225
433	7.50%, 10/01/31	531
7,699	7.50%, 11/01/31	9,457
1,797	7.50%, 01/01/32	2,210
1,262	7.50%, 05/01/32	1,554
1,214	7.50%, 06/01/32	1,494
1,075	7.50%, 07/01/32	1,317
357	7.50%, 12/01/32	383
733	7.50%, 01/01/33	903
526	7.50%, 03/01/33	583
229	7.50%, 12/01/33	233
876	7.50%, 03/01/34	963
166	8.00%, 07/01/15	167
549	8.00%, 12/01/15	588
1,924	8.00%, 11/01/25	2,322
514	8.00%, 09/01/30	595
2,883	8.00%, 11/01/30	3,561
2,542	8.00%, 12/01/30	3,119
1,586	8.00%, 09/01/32	1,972
62	8.00%, 12/01/32	63
161	8.00%, 01/01/33	167
1,669	8.00%, 11/01/33	2,076
254	8.50%, 07/01/30	256
1,527	8.50%, 05/01/31	1,915
1,874	9.00%, 12/01/17	2,098
2,311	9.00%, 12/01/22	2,737
	Ginnie Mae I Pool
215,000	4.00%, TBA(h)	234,854
	Government National Mortgage Assoc.
75,000	4.50%, TBA(h)	82,465
6,538	4.50%, 08/15/33	7,194
21,149	4.50%, 10/15/33	23,270
7,736	4.50%, 10/15/33	8,513
5,457	4.50%, 10/15/33	6,005
16,083	4.50%, 09/15/34	17,687
147,092	4.50%, 05/20/40	162,574
429,763	4.50%, 03/20/41	473,521
16,947	5.00%, 08/15/33	18,660
3,752	6.00%, 04/15/30	4,251
13,471	6.00%, 07/15/33	15,371
6,235	6.00%, 04/15/34	7,061
1,584	6.00%, 06/15/35	1,785
5,908	6.00%, 09/15/36	6,646
918	6.50%, 02/15/24	1,053
8,230	6.50%, 06/15/24	9,604
5,159	6.50%, 04/15/28	6,018
3,333	6.50%, 04/15/28	3,894
8,667	6.50%, 04/15/32	10,115
3,333	6.50%, 08/15/32	3,890
3,568	6.50%, 01/15/33	4,164
12,093	6.50%, 06/15/34	14,113
8,963	6.50%, 06/15/34	10,335
8,448	6.50%, 08/15/34	9,817
2,423	6.50%, 08/15/34	2,794
8,432	6.50%, 07/15/36	9,841
8,026	6.50%, 08/15/36	9,367
3,144	7.00%, 04/15/28	3,765
2,628	7.00%, 10/15/30	3,169
7,123	7.00%, 06/15/34	8,465
6,279	7.00%, 08/15/36	7,436

24  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
AGENCY MORTGAGE BACKED — (continued)
3,521	7.00%, 09/15/36	4,171
145	8.00%, 09/15/29	150
103	8.00%, 06/15/30	110
14,441	8.50%, 10/15/17	15,627
14,820	9.00%, 11/15/16	16,628
3,191	9.00%, 01/15/17	3,593
1,372	9.00%, 11/15/17	1,485
405	9.00%, 11/15/17	439
555	9.00%, 12/15/21	609

	Total Agency Mortgage Backed (Cost $9,063,935)	9,340,247

ASSET BACKED - 0.1%
	Bear Stearns Asset Backed Securities Trust
	(Series 2003-ABF1) (Class A)
2,611	0.62%, 01/25/34(e)	2,002
	Citicorp Residential Mortgage Securities, Inc.
	(Series 2006-2) (Class A5)
30,000	6.04%, 09/25/36(i)	25,247
	Mid-State Trust
	(Series 6) (Class A3)
4,223	7.54%, 07/01/35	4,296
	Popular ABS Mortgage Pass-Through Trust
	(Series 2005-5) (Class AF4)
25,000	5.30%, 11/25/35(i)	14,834
	Residential Asset Securities Corp.
	(Series 2002-KS4) (Class AIIB)
2,392	0.75%, 07/25/32(e)	1,464

	Total Asset Backed (Cost $55,229)	47,843

CORPORATE NOTES - 10.0%
AUTOMOBILES & COMPONENTS - 0.2%
	American Axle & Manufacturing, Inc.
30,000	7.88%, 03/01/17	31,050
	Ford Motor Credit Co. LLC
29,000	3.00%, 06/12/17	28,873
	Toyota Motor Credit Corp., MTN
44,000	1.75%, 05/22/17	44,408
	Visteon Corp.
35,000	6.75%, 04/15/19	34,212

		138,543

BANKS - 0.8%
	Banco Mercantil del Norte SA
10,000	6.86%, 10/13/21(e)(j)	10,450
	Bombardier, Inc.
61,000	7.75%, 03/15/20(j)	68,168
	Central American Bank for Economic Integration
40,000	5.38%, 09/24/14(j)	42,986
	European Investment Bank
100,000	0.88%, 12/15/14	100,403
	HSBC Holdings PLC
30,000	4.00%, 03/30/22	31,215
	Kreditanstalt fuer Wiederaufbau
22,000	3.50%, 03/10/14	23,103

Principal Amount ($)		Value ($)
CORPORATE NOTES — (continued)
BANKS — (continued)
15,000	4.50%, 07/16/18	17,605
	National Agricultural Cooperative Federation
100,000	4.25%, 01/28/16(j)	105,804
	Nordea Bank AB
200,000	3.13%, 03/20/17(j)	201,072
	Wells Fargo & Co.
42,000	1.50%, 07/01/15	42,062

		642,868

CAPITAL GOODS - 0.5%
	Amsted Industries, Inc.
22,000	8.13%, 03/15/18(j)	23,375
	Cargill, Inc.
62,000	5.20%, 01/22/13(j)	63,489
25,000	6.00%, 11/27/17(j)	29,770
	Case New Holland, Inc.
17,000	7.88%, 12/01/17	19,720
	Caterpillar, Inc.
33,000	1.50%, 06/26/17	33,085
26,000	2.60%, 06/26/22	25,989
	Deere & Co.
29,000	2.60%, 06/08/22	29,012
26,000	3.90%, 06/09/42	25,945
	Koninklijke Philips Electronics N.V.
15,000	3.75%, 03/15/22	15,600
15,000	5.00%, 03/15/42	16,191
	Raytheon Co.
33,000	1.40%, 12/15/14	33,502
	Textron, Inc.
50,000	6.20%, 03/15/15	54,983
	United Technologies Corp.
15,000	1.20%, 06/01/15	15,185
15,000	1.80%, 06/01/17	15,337
22,000	4.50%, 06/01/42	24,268

		425,451

CONSUMER DURABLES & APPAREL - 0.0%
	Hanesbrands, Inc.
31,000	6.38%, 12/15/20	32,782

CONSUMER SERVICES - 0.3%
	ADT Corp. (The)
19,000	2.25%, 07/15/17(j)	19,112
28,000	3.50%, 07/15/22(j)	28,153
28,000	4.88%, 07/15/42(j)	27,535
	CityCenter Holdings LLC
18,000	7.63%, 01/15/16	19,080
	McDonald’s Corp., MTN
29,000	1.88%, 05/29/19	28,981
	Vail Resorts, Inc.
47,000	6.50%, 05/01/19(j)	49,585
	Vivendi SA
45,000	3.45%, 01/12/18(j)	44,121

		216,567

DIVERSIFIED FINANCIAL SERVICES - 0.1%
	HSBC Finance Corp.
19,000	6.68%, 01/15/21(a)	20,605
	Woodside Finance, Ltd.
63,000	4.50%, 11/10/14(j)	66,680

		87,285

See accompanying Notes to Investment Portfolios  |  25

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
CORPORATE NOTES — (continued)
DIVERSIFIED FINANCIALS - 1.5%
	ABB Finance USA, Inc.
30,000	1.63%, 05/08/17	30,180
30,000	2.88%, 05/08/22	30,411
	American Express Credit Corp., MTN
44,000	1.75%, 06/12/15	44,532
	Bank of America Corp.
46,000	3.88%, 03/22/17	46,910
15,000	5.63%, 10/14/16	15,957
76,000	5.70%, 01/24/22	83,854
30,000	5.75%, 12/01/17	32,053
15,000	5.88%, 02/07/42	16,491
10,000	6.50%, 08/01/16	10,991
	Barclays Bank PLC
200,000	2.25%, 05/10/17(j)	200,217
	Berkshire Hathaway Finance Corp.
30,000	1.60%, 05/15/17	30,244
45,000	3.00%, 05/15/22(a)	45,634
	Berkshire Hathaway, Inc.
14,000	3.75%, 08/15/21(a)	14,964
	Citigroup, Inc.
61,000	4.45%, 01/10/17	64,008
45,000	5.00%, 09/15/14	46,152
22,000	5.88%, 01/30/42	24,116
	DPL, Inc.
110,000	7.25%, 10/15/21(j)	122,650
	Goldman Sachs Capital I
33,000	6.35%, 02/15/34	31,302
	Goldman Sachs Group, Inc. (The)
32,000	3.30%, 05/03/15	32,017
58,000	5.75%, 01/24/22	61,338
	John Deere Capital Corp.
30,000	2.25%, 04/17/19	30,711
	John Deere Capital Corp., MTN
38,000	3.15%, 10/15/21	39,600
	JPMorgan Chase & Co.
44,000	4.35%, 08/15/21	46,525
60,000	4.50%, 01/24/22	64,759
	Morgan Stanley
25,000	5.50%, 07/28/21	24,675
100,000	5.75%, 01/25/21	98,769

		1,289,060

ENERGY - 1.4%
	Anadarko Petroleum Corp.
28,000	5.95%, 09/15/16	31,804
4,000	6.38%, 09/15/17	4,652
	Apache Corp.
30,000	4.75%, 04/15/43	33,464
	Arch Coal, Inc.
19,000	7.00%, 06/15/19(a)	16,150
	BG Energy Capital PLC
34,000	4.00%, 10/15/21(j)	36,350
	BP Capital Markets PLC
21,000	1.85%, 05/05/17	21,233
50,000	2.25%, 11/01/16	51,546
45,000	3.25%, 05/06/22	46,691
	Cameron International Corp.
15,000	1.60%, 04/30/15	15,021

Principal Amount ($)		Value ($)
CORPORATE NOTES — (continued)
ENERGY — (continued)
15,000	3.60%, 04/30/22	15,055
	Denbury Resources, Inc.
27,000	6.38%, 08/15/21	28,215
19,000	8.25%, 02/15/20	20,900
	Devon Energy Corp.
30,000	1.88%, 05/15/17	30,041
	Ecopetrol SA
6,000	7.63%, 07/23/19	7,590
	Energy Transfer Equity LP
23,000	7.50%, 10/15/20	25,358
	Energy Transfer Partners LP
7,000	6.50%, 02/01/42	7,527
25,000	6.70%, 07/01/18	28,712
	Forest Oil Corp.
30,000	7.25%, 06/15/19	27,675
	Linn Energy LLC
25,000	8.63%, 04/15/20	27,062
	Marathon Petroleum Corp.
15,000	6.50%, 03/01/41	17,106
	Newfield Exploration Co.
10,000	5.63%, 07/01/24	10,238
30,000	5.75%, 01/30/22	31,500
	Occidental Petroleum Corp.
42,000	2.70%, 02/15/23	42,359
	Odebrecht Drilling Norbe VIII IX, Ltd.
97,000	6.35%, 06/30/21(j)	102,092
	ONEOK Partners LP
39,000	6.13%, 02/01/41	44,133
	Peabody Energy Corp.
18,000	6.25%, 11/15/21(j)	17,910
	Petrobras International Finance Co.
17,000	3.88%, 01/27/16	17,636
	Petrobras International Finance Co. - Pifco
12,000	2.88%, 02/06/15	12,210
46,000	3.50%, 02/06/17	47,333
	Phillips 66
14,000	5.88%, 05/01/42(j)	15,126
	Pioneer Natural Resources Co.
28,000	3.95%, 07/15/22	28,124
	Power Sector Assets & Liabilities Management Corp.
100,000	7.39%, 12/02/24(j)	130,000
	Pride International, Inc.
33,000	6.88%, 08/15/20	40,555
	Range Resources Corp.
30,000	5.75%, 06/01/21	31,500
	Rowan Cos, Inc.
15,000	4.88%, 06/01/22	15,161
	Total Capital International SA
69,000	1.55%, 06/28/17	69,244
	Valero Energy Corp.
15,000	6.63%, 06/15/37	16,873
	Weatherford International, Ltd.
24,000	4.50%, 04/15/22	24,645
22,000	5.95%, 04/15/42	23,224

		1,212,015

26  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
CORPORATE NOTES — (continued)
FOOD & STAPLES RETAILING - 0.1%
	CVS Caremark Corp.
17,000	3.25%, 05/18/15	17,906
31,000	5.75%, 06/01/17	36,651

		54,557

FOOD, BEVERAGE & TOBACCO - 0.7%
	Anheuser-Busch InBev Worldwide, Inc.
62,000	3.63%, 04/15/15	66,431
42,000	5.38%, 11/15/14(j)	46,328
	Archer-Daniels-Midland Co.
48,000	5.77%, 03/01/41	61,282
	Coca-Cola Co. (The)
13,000	3.30%, 09/01/21(j)	13,973
	Diageo Capital PLC
45,000	1.50%, 05/11/17	45,218
	Diageo Investment Corp.
45,000	2.88%, 05/11/22(a)	46,325
12,000	4.25%, 05/11/42(a)	12,754
	Heineken N.V.
60,000	3.40%, 04/01/22(j)	61,578
	Kraft Foods Group, Inc.
29,000	1.63%, 06/04/15(j)	29,328
29,000	2.25%, 06/05/17(j)	29,727
35,000	5.00%, 06/04/42(j)	37,190
	Lorillard Tobacco Co.
35,000	3.50%, 08/04/16	36,521
	Molson Coors Brewing Co.
24,000	5.00%, 05/01/42	26,033
	Pepsico, Inc.
40,000	2.75%, 03/05/22	40,458
	Philip Morris International, Inc.
37,000	2.50%, 05/16/16	38,859

		592,005

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
	Baxter International, Inc.
40,000	1.85%, 01/15/17	40,918
	Cardinal Health, Inc.
45,000	1.90%, 06/15/17(a)	45,390
	Cigna Corp.
104,000	2.75%, 11/15/16	107,258
31,000	5.38%, 02/15/42	33,109
	Covidien International Finance SA
29,000	1.35%, 05/29/15	29,058
29,000	3.20%, 06/15/22	29,962
	DaVita, Inc.
30,000	6.38%, 11/01/18	31,050
	DENTSPLY International, Inc.
52,000	2.75%, 08/15/16	52,920
34,000	4.13%, 08/15/21	35,462
	Express Scripts, Inc.
46,000	3.13%, 05/15/16	47,937
	Fresenius Medical Care US Finance, Inc.
14,000	5.75%, 02/15/21(j)	14,648
	HCA Holdings, Inc.
38,000	6.50%, 02/15/20	41,278

Principal Amount ($)		Value ($)
CORPORATE NOTES — (continued)
HEALTH CARE EQUIPMENT & SERVICES — (continued)
	Roche Holdings, Inc.
55,000	6.00%, 03/01/19(j)	68,508

		577,498

INSURANCE - 0.2%
	American International Group, Inc.
22,000	4.88%, 06/01/22	22,555
	CNA Financial Corp.
32,000	5.88%, 08/15/20	35,246
	Hartford Financial Services Group, Inc.
30,000	5.13%, 04/15/22	30,952
	Liberty Mutual Group, Inc.
20,000	4.95%, 05/01/22(j)	19,914
22,000	6.50%, 05/01/42(j)	22,343
	Prudential Financial, Inc., MTN
15,000	5.63%, 05/12/41	15,375
8,000	5.80%, 11/16/41	8,405
	Willis Group Holdings PLC
40,000	4.13%, 03/15/16	41,852

		196,642

MATERIALS - 0.7%
	ALROSA Finance SA
200,000	7.75%, 11/03/20(j)	210,454
	BHP Billiton Finance USA, Ltd.
41,000	1.63%, 02/24/17	41,328
	Corp Nacional del Cobre de Chile
100,000	3.75%, 11/04/20(j)	104,788
6,000	5.63%, 09/21/35(j)	7,076
	Eastman Chemical Co.
84,000	2.40%, 06/01/17	84,988
	Kinross Gold Corp.
9,000	6.88%, 09/01/41	9,162
	Newmont Mining Corp.
22,000	4.88%, 03/15/42	21,535
	Rio Tinto Finance USA, Ltd.
31,000	3.50%, 03/22/22	32,739
	Xstrata Finance Canada, Ltd.
33,258	5.80%, 11/15/16(j)	37,187

		549,257

MEDIA - 0.5%
	CBS Corp.
14,000	1.95%, 07/01/17	14,003
14,000	4.85%, 07/01/42	13,756
	CCO Holdings LLC
32,000	8.13%, 04/30/20	35,840
	DIRECTV Holdings LLC
15,000	2.40%, 03/15/17	15,115
7,000	3.80%, 03/15/22	7,093
30,000	4.60%, 02/15/21	31,963
48,000	4.75%, 10/01/14	51,552
15,000	5.15%, 03/15/42	15,154
	News America, Inc.
9,000	6.65%, 11/15/37	10,540
	Omnicom Group, Inc.
38,000	3.63%, 05/01/22	38,691
	Time Warner Cable, Inc.
50,000	5.50%, 09/01/41	54,610

See accompanying Notes to Investment Portfolios  |  27

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
CORPORATE NOTES — (continued)
MEDIA — (continued)
27,000	6.75%, 07/01/18	32,933
	Time Warner, Inc.
7,000	3.15%, 07/15/15	7,388
15,000	3.40%, 06/15/22	15,158
10,000	4.90%, 06/15/42	10,186
	Viacom, Inc.
21,000	1.25%, 02/27/15	21,066
48,000	2.50%, 12/15/16	49,750

		424,798

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
	Agilent Technologies, Inc.
34,000	5.50%, 09/14/15	38,076
	Allergan, Inc.
24,000	3.38%, 09/15/20	25,574
	Amgen, Inc.
15,000	2.13%, 05/15/17	15,194
26,000	2.30%, 06/15/16	26,747
10,000	2.50%, 11/15/16	10,401
15,000	3.63%, 05/15/22(a)	15,543
14,000	5.38%, 05/15/43	15,203
19,000	5.65%, 06/15/42	21,283
	Aristotle Holding, Inc.
52,000	2.65%, 02/15/17(j)	52,960
15,000	3.90%, 02/15/22(j)	15,579
15,000	4.75%, 11/15/21(j)	16,630
24,000	6.13%, 11/15/41(j)	29,274
	Mylan, Inc.
10,000	7.88%, 07/15/20(j)	11,262

		293,726

REAL ESTATE - 0.2%
	Boston Properties Lp
29,000	3.85%, 02/01/23	29,334
	DDR Corp.
19,000	4.63%, 07/15/22	18,789
	Duke Realty LP
36,000	6.50%, 01/15/18	40,851
	Host Hotels & Resorts LP
15,000	6.00%, 11/01/20	16,350
	Simon Property Group LP
46,000	2.15%, 09/15/17	45,986

		151,310

RETAILING - 0.1%
	Lowe’s Cos., Inc.
16,000	4.65%, 04/15/42	17,060
	Target Corp.
28,000	4.00%, 07/01/42	27,700

		44,760

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
	Broadcom Corp.
33,000	2.70%, 11/01/18	34,075
	Texas Instruments, Inc.
56,000	2.38%, 05/16/16	58,942

		93,017

Principal Amount ($)		Value ($)
CORPORATE NOTES — (continued)
SOFTWARE & SERVICES - 0.0%
	Symantec Corp.
42,000	2.75%, 06/15/17	42,236

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
	Amphenol Corp.
60,000	4.00%, 02/01/22	61,243
	Corning, Inc.
36,000	4.75%, 03/15/42	37,877
	Hewlett-Packard Co.
37,000	4.05%, 09/15/22	37,353

		136,473

TELECOMMUNICATION SERVICES - 0.7%
	AT&T, Inc.
61,000	0.88%, 02/13/15	60,994
31,000	1.60%, 02/15/17(a)	31,074
31,000	2.95%, 05/15/16	32,864
21,000	5.55%, 08/15/41	25,129
6,000	5.60%, 05/15/18	7,190
64,000	6.40%, 05/15/38	80,835
	CenturyLink, Inc.
16,000	5.80%, 03/15/22	15,957
17,000	7.65%, 03/15/42	16,547
	Cincinnati Bell, Inc.
8,000	8.25%, 10/15/17	8,360
	Crown Castle Towers LLC
100,000	4.88%, 08/15/20(j)	108,755
32,000	6.11%, 01/15/20(j)	37,101
	Frontier Communications Corp.
33,000	7.13%, 03/15/19	33,495
	Hughes Satellite Systems Corp.
29,000	6.50%, 06/15/19	30,958
	PAETEC Holding Corp.
28,000	8.88%, 06/30/17	30,310
	Verizon Communications, Inc.
76,000	2.00%, 11/01/16	77,854

		597,423

TRANSPORTATION - 0.0%
	CSX Corp.
32,000	4.25%, 06/01/21(a)	35,013

UTILITIES - 0.7%
	AES Panama SA
20,000	6.35%, 12/21/16(j)	21,700
	Arizona Public Service Co.
15,000	6.25%, 08/01/16	17,612
	Carolina Power & Light Co.
55,000	2.80%, 05/15/22	56,023
	Consolidated Edison Co. of New York, Inc.
18,000	5.85%, 04/01/18	21,962
30,000	6.65%, 04/01/19	38,134
	Dominion Resources, Inc.
24,000	1.95%, 08/15/16	24,481
14,000	4.90%, 08/01/41	15,887
	Empresa de Energia de Bogota SA
6,000	6.13%, 11/10/21(j)	6,360

28  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
CORPORATE NOTES — (continued)
UTILITIES — (continued)
	Exelon Corp.
34,000	4.90%, 06/15/15	36,979
	Florida Power & Light Co.
30,000	4.13%, 02/01/42	31,546
	Georgia Power Co.
15,000	4.30%, 03/15/42	15,691
	Great Plains Energy, Inc.
37,000	4.85%, 06/01/21	39,809
	Midamerican Energy Holdings Co.
40,000	6.13%, 04/01/36	50,221
	NextEra Energy Capital Holdings, Inc.
85,000	2.60%, 09/01/15	87,395
	Nisource Finance Corp.
33,000	3.85%, 02/15/23	33,040
	Oglethorpe Power Corp.
21,000	5.38%, 11/01/40(a)	24,744
	Pacific Gas & Electric Co.
14,000	6.05%, 03/01/34	17,701
	PacifiCorp
2,000	6.25%, 10/15/37	2,699
	Sempra Energy
61,000	2.30%, 04/01/17	62,586

		604,570

	Total Corporate Notes (Cost $8,097,519)	8,437,856

MUNICIPAL BONDS AND NOTES - 0.2%
	American Municipal Power, Inc.
15,000	6.27%, 02/15/50	17,274
	Municipal Electric Authority of Georgia
22,000	6.64%, 04/01/57	25,546
	New Jersey State Turnpike Authority
20,000	7.10%, 01/01/41	28,217
10,000	7.41%, 01/01/40	14,586
	New Jersey Transportation Trust Fund Authority
10,000	6.88%, 12/15/39	11,493
	South Carolina State Public Service Authority
20,000	6.45%, 01/01/50	28,293
	State of California, GO
25,000	5.70%, 11/01/21	28,487

	Total Municipal Bonds and Notes (Cost $125,477)	153,896

NON-AGENCY COLLATERALIZED MORTGAGE BACKED SECURITIES - 1.1%
	Banc of America Commercial Mortgage, Inc.
	(Series 2005-6) (Class A4)
50,000	5.37%, 09/10/47(e)	56,037

Principal Amount ($)		Value ($)
NON-AGENCY COLLATERALIZED MORTGAGE BACKED SECURITIES — (continued)
	(Series 2008-1) (Class A4)
20,000	6.39%, 02/10/51(e)	23,616
	Bear Stearns Commercial Mortgage Securities
	(Series 2005-T18) (Class A4)
60,000	4.93%, 02/13/42(e)	65,463
	(Series 2006-PW11) (Class A2)
33,232	5.57%, 03/11/39(e)	33,325
	(Series 2006-T22) (Class AM)
40,000	5.71%, 04/12/38(e)	42,884
	Citigroup Commercial Mortgage Trust
	(Series 2006-C5) (Class AJ)
20,000	5.48%, 10/15/49	17,445
	Commercial Mortgage Pass Through Certificates
	(Series 2005-LP5) (Class A4)
20,000	4.98%, 05/10/43(e)	21,907
	DBUBS Mortgage Trust
	(Series 2011-LC1A) (Class F)
40,000	5.73%, 11/10/46(e)(j)	30,978
	Extended Stay America Trust
	(Series 2010-ESHA) (Class D)
100,000	5.50%, 11/05/27(j)	101,195
	GS Mortgage Securities Corp. II
	(Series 2011-GC5) (Class A2)
30,000	3.00%, 08/10/44	31,740
	JP Morgan Chase Commercial Mortgage Securities Corp.
	(Series 2005-LDP1) (Class A4)
20,000	5.04%, 03/15/46(e)	21,753
	(Series 2005-CB11) (Class A4)
60,000	5.34%, 08/12/37(e)	66,057
	(Series 2007-CB18) (Class A4)
60,000	5.44%, 06/12/47	68,066
	LB-UBS Commercial Mortgage Trust
	(Series 2004-C8) (Class XCL)
380,033	0.94%, 12/15/39(d)(e)(j)	5,500
	(Series 2005-C5) (Class A4)
30,000	4.95%, 09/15/30	32,989
	(Series 2006-C1) (Class A4)
40,000	5.16%, 02/15/31	44,723
	Merrill Lynch Mortgage Trust
	(Series 2006-C1) (Class B)
35,000	5.85%, 05/12/39(e)	22,580
	Morgan Stanley Capital I
	(Series 2006-T21) (Class A4)
20,000	5.16%, 10/12/52(e)	22,348
	(Series 2007-IQ16) (Class A2)
14,913	5.62%, 12/12/49	14,937
	(Series 2007-T27) (Class AJ)
30,000	5.82%, 06/11/42(e)	26,393
	(Series 2006-IQ11) (Class B)
20,000	5.90%, 10/15/42(e)	15,554
	(Series 2006-IQ11) (Class C)
38,000	5.90%, 10/15/42(e)	28,954

See accompanying Notes to Investment Portfolios  |  29

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis Total Return Fund

Shares		Value ($)
Bonds & Notes — (continued)
NON-AGENCY COLLATERALIZED MORTGAGE BACKED SECURITIES — (continued)
	(Series 2006-T23) (Class A4)
20,000	5.99%, 08/12/41(e)	23,274
	(Series 2008-T29) (Class AM)
40,000	6.46%, 01/11/43(e)	44,273
	Wachovia Bank Commercial Mortgage Trust
	(Series 2006-C23) (Class AM)
40,000	5.47%, 01/15/45(e)	43,321

	Total Non-Agency Collateralized Mortgage Backed Securities (Cost $841,921)	905,312

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
	Collateralized Mortgage Obligation Trust
	(Series 55) (Class B)
493	0.00%, 11/01/18(f)(g)	485
	Credit Suisse First Boston Mortgage Securities Corp.
	(Series 2005-9) (Class CB1)
38,342	5.32%, 10/25/35(e)	2,560
	Credit Suisse Mortgage Capital Certificates
	(Series 2006-1) (Class CB1)
12,916	5.60%, 02/25/36(e)	361
	JP Morgan Chase Commercial Mortgage Securities Corp.
	(Series 2012-CBX) (Class AS)
30,000	4.27%, 06/16/45	30,600
	MASTR Alternative Loans Trust
	(Series 2003-5) (Class 15AX)
21,890	5.00%, 08/25/18(d)	2,065
	Wells Fargo Mortgage Backed Securities Trust
	(Series 2005-17) (Class B1)
6,755	5.50%, 01/25/36	—
	(Series 2006-3) (Class B1)
181,980	5.50%, 03/25/36	5,645

	Total Non-Agency Collateralized Mortgage Obligations (Cost $263,889)	41,716

SOVEREIGN BONDS - 0.7%
	Argentine Republic Government International Bond
5,422	2.50%, 12/31/38(i)	1,762
3,869	8.28%, 12/31/33	2,486
	El Salvador Government International Bond
10,000	7.65%, 06/15/35(j)	10,590
	Hungary Government International Bond
14,000	6.25%, 01/29/20	13,713
8,000	7.63%, 03/29/41	7,860
	Indonesia Government International Bond
14,932	3.75%, 04/25/22(j)	14,969

Shares		Value ($)
SOVEREIGN BONDS — (continued)
	Inter-American Development Bank
50,000	1.38%, 10/18/16	51,192
	Korea National Oil Corp.
100,000	2.88%, 11/09/15	102,010
	Lebanon Government International Bond
2,200	4.00%, 12/31/17	2,145
7,000	5.15%, 11/12/18	6,930
7,000	6.10%, 10/04/22	7,018
	Mexico Government International Bond
6,000	5.75%, 10/12/49 TBA(h)(k)	6,855
	Mexico Government International Bond, MTN
16,000	4.75%, 03/08/44	17,280
	Panama Government International Bond
16,000	6.70%, 01/26/36	21,680
	Peruvian Government International Bond
11,000	6.55%, 03/14/37	15,026
	Philippine Government International Bond
100,000	6.38%, 01/15/32	126,625
	Poland Government International Bond
24,000	5.00%, 03/23/22	26,316
4,000	6.38%, 07/15/19	4,726
	Province of Manitoba Canada
18,000	4.90%, 12/06/16	21,053
	Romanian Government International Bond
12,000	6.75%, 02/07/22(j)	12,555
	Russian Foreign Bond - Eurobond
4,793	7.50%, 03/31/30(i)	5,766
	Turkey Government International Bond
81,000	6.88%, 03/17/36	95,398
	Uruguay Government International Bond
15,558	6.88%, 09/28/25	20,614
	Venezuela Government International Bond
18,000	10.75%, 09/19/13	18,630
	Vietnam Government International Bond
2,783	1.56%, 03/12/16(e)	2,530

	Total Sovereign Bonds (Cost $585,333)	615,729

U.S. TREASURIES - 6.7%
	U.S. Treasury Bonds
825,400	3.00%, 05/15/42(a)	864,606
1,730,800	3.13%, 02/15/42(b)	1,859,258
	U.S. Treasury Notes
1,326,300	0.63%, 05/31/17(a)	1,320,395
1,553,100	1.75%, 05/15/22(a)	1,565,961

	Total U.S. Treasuries (Cost $5,457,974)	5,610,220

	Total Bonds & Notes (Cost $24,658,253)	25,422,338

30  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis Total Return Fund

Shares		Value ($)
Other Investments - 5.9%
5,069	Financial Select Sector SPDR Fund ETF	74,109
170,771	GEI Investment Fund(l)	184,433
8,116	Industrial Select Sector SPDR Fund ETF(a)	289,498
78,215	Vanguard MSCI Emerging Markets ETF(a)	3,124,689
19,730	Vanguard REIT ETF	1,290,934

	Total Other Investments (Cost $4,905,695)	4,963,663

Registered Investment Company - 13.7%
11,581,275	Federated Prime Obligations Fund	11,581,275

	Total Registered Investment Company (Cost $11,581,275)	11,581,275

Total Investments - 103.1%		86,874,194

(Cost $83,469,695)
Liabilities in Excess of Other Assets - (3.1)%		(2,573,042)

Net Assets - 100.0%		84,301,152

(a)	Securities (or a portion of securities) on loan. As of June 30, 2012, the market value of securites loaned was $6,279,316. The loaned securities were secured with cash collateral of $6,032,683. Collateral is calculated based on prior day’s prices.
(b)	At June 30, 2012, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.
(c)	Non-income producing security.
(d)	Interest only security. These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of prinicpal on the pool reduce the value of the “interest only” holding.
(e)	Variable or floating rate security. The interest rate shown reflects the rate in effect at June 30, 2012.
(f)	Principal only security. These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(g)	Zero coupon bond. Coupon amount represents effective yield to maturity.
(h)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(i)	Step coupon bond. Security becomes interest bearing at a future date.
(j)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2012, these securities amounted to $2,583,095 or 3.1% of net assets.
(k)	The actual maturity date of this security is 10/12/2110.
(l)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GO	General Obligation
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard & Poor’s Depositary Receipt
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To be announced

The Fund had the following futures contracts, brokered by Royal Bank of Scotland, open at June 30, 2012:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
2 Yr. U.S. Treasury Notes Futures	September 2012	6	$1,321,125	$(594)
5 Yr. U.S. Treasury Notes Futures	September 2012	35	4,338,906	7,391
5 Yr. U.S. Treasury Notes Futures	September 2012	29	3,595,094	(3,648)
S&P 500 Emini Index Futures	September 2012	6	406,920	16,830
S&P 500 Emini Index Futures	September 2012	4	271,280	11,220
S&P 500 Emini Index Futures	September 2012	3	203,460	8,415
S&P Mid 400 Emini Index Futures	September 2012	35	3,288,250	81,380

				120,994

Short Futures:
10 Yr. U.S. Treasury Notes Futures	September 2012	48	6,402,000	(15,102)
DJ Euro Stoxx 50 Index Future	September 2012	2	57,234	(2,272)
FTSE 100 Index Futures	September 2012	1	86,626	(1,851)
Ultra Long U.S. Treasury Bond Futures	September 2012	12	2,002,125	(29,313)

				(48,538)

				$72,456

See accompanying Notes to Investment Portfolios  |  31

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis Total Return Fund

The Fund was invested in the following countries as of June 30, 2012:

Country	Percentage (based) on Total Investments)
United States	80.2%
United Kingdom	4.8%
Japan	2.7%
Germany	2.0%
Switzerland	1.6%
France	1.5%
China	1.1%
Canada	0.8%
Sweden	0.7%
Netherlands	0.5%
Luxembourg	0.4%
Australia	0.4%
Hong Kong	0.4%
South Korea	0.4%
Italy	0.3%
Taiwan	0.3%
Singapore	0.3%
Philippines	0.3%
Korea	0.2%
Cayman Islands	0.2%
Belgium	0.2%
Chile	0.1%
Turkey	0.1%
Brazil	0.1%
Bermuda	0.1%
India	0.1%
Panama	0.1%
Honduras	0.1%
Ireland	0.0%
Mexico	0.0%
Poland	0.0%
Hungary	0.0%
Uruguay	0.0%
Venezuela	0.0%
Lebanon	0.0%
Peru	0.0%
Indonesia	0.0%
Colombia	0.0%
Romania	0.0%
Slovenia	0.0%
Russia	0.0%
Argentina	0.0%
Vietnam	0.0%

100.0%

Industry	Domestic	Foreign	Percentage (based on Total Investments)
Software & Services	4.6%	1.1%	5.7%
Energy	2.7%	1.4%	4.1%
Food, Beverage & Tobacco	2.7%	1.4%	4.1%
Technology Hardware & Equipment	3.5%	0.3%	3.8%
Pharmaceuticals, Biotechnology & Life Sciences	2.9%	0.9%	3.8%
Diversified Financials	2.8%	0.3%	3.1%
Capital Goods	1.4%	1.7%	3.1%
Media	2.5%	0.2%	2.7%
Materials	1.1%	1.6%	2.7%
Health Care Equipment & Services	2.0%	0.6%	2.6%
Banks	1.1%	1.1%	2.2%
Insurance	1.0%	1.1%	2.1%
Retailing	1.8%	0.0%	1.8%
Semiconductors & Semiconductor Equipment	0.9%	0.6%	1.5%
Real Estate	0.9%	0.4%	1.3%
Utilities	0.9%	0.3%	1.2%
Telecommunication Services	0.6%	0.6%	1.2%
Transportation	1.1%	0.0%	1.1%
Household & Personal Products	0.4%	0.6%	1.0%
Automobiles & Components	0.1%	0.8%	0.9%
Consumer Durables & Apparel	0.2%	0.3%	0.5%
Commercial & Professional Services	0.0%	0.5%	0.5%
Consumer Services	0.5%	0.0%	0.5%
Food & Staples Retailing	0.2%	0.0%	0.2%

			51.7%

Sector	Percentage (based on Total Investments)
Agency Mortgage Backed	10.8%
Corporate Notes	9.7%
U.S. Treasuries	6.5%
Non-Agency Collateralized Mortgage Backed Securities	1.0%
Sovereign Bonds	0.7%
Agency Collateralized Mortgage Obligations	0.3%
Municipal Bonds and Notes	0.2%
Asset Backed	0.1%
Non-Agency Collateralized Mortgage Obligations	0.0%

29.3%

Other Instruments	Percentage (based on Total Investments)
Registered Investment Company	13.3%
Other Investments	5.7%

19.0%

100.0%

32  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2012	Pyxis Government Securities Fund

Principal Amount ($)		Value ($)
Bonds & Notes - 90.5%
AGENCY MORTGAGE BACKED - 0.1%
	Federal Home Loan Mortgage Corp.
709	6.50%, 04/01/31	810
247	7.00%, 12/01/26	284
439	7.00%, 02/01/30	524
	Federal National Mortgage Assoc.
36,699	6.00%, 06/01/35	41,087
28,900	7.50%, 12/01/23	33,765
536	9.00%, 05/01/21	643
2,949	9.00%, 07/01/21	3,066
2,709	9.00%, 07/01/21	3,258
1,294	9.00%, 07/01/21	1,301
	Government National Mortgage Assoc.
1,062	8.50%, 10/15/22	1,068

	Total Agency Mortgage Backed (Cost $77,263)	85,806

ASSET BACKED - 0.0%
	Bear Stearns Asset Backed Securities Trust (Series 2003-ABF1) (Class A)
1,696	0.62%, 01/25/34(a)	1,300

	Total Asset Backed (Cost $1,700)	1,300

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
	Residential Accredit Loans, Inc. (Series 2004-QA1) (Class A2)
71,815	0.85%, 03/25/34(a)	61,167

	Total Non-Agency Collateralized Mortgage Obligations (Cost $71,815)	61,167

U.S. GOVERNMENT AGENCY - 7.0%
	Federal Home Loan Mortgage Corp.
4,700,000	2.00%, 08/25/16	4,943,516
950,000	2.38%, 01/13/22	977,020

	Total U.S. Government Agency (Cost $5,823,843)	5,920,536

U.S. TREASURIES - 83.3%
	U.S. Treasury Bonds
296,600	3.00%, 05/15/42	310,688
8,113,400	3.13%, 02/15/42(b)	8,715,568
	U.S. Treasury Notes
2,586,800	0.25%, 10/31/13	2,585,994
4,813,100	0.25%, 03/31/14	4,808,215
29,635,200	0.63%, 05/31/17	29,503,234
10,175,000	1.00%, 10/31/16	10,331,603
13,890,100	1.75%, 05/15/22	14,005,125
145,000	2.13%, 08/15/21	152,431

	Total U.S. Treasuries (Cost $69,583,048)	70,412,858

	Total Bonds & Notes (Cost $75,557,669)	76,481,667

Shares ($)		Value ($)
Other Investments - 0.3%
260,192	GEI Investment Fund(c)	281,007

	Total Other Investments (Cost $260,192)	281,007

Registered Investment Company - 9.2%
7,732,187	Federated Prime Obligations Fund	7,732,187

	Total Registered Investment Company (Cost $7,732,187)	7,732,187

Total Investments - 100.0%		84,494,861

(Cost $83,550,048)
Other Assets & Liabilities, Net - 0.0%		26,495

Net Assets - 100.0%		84,521,356

(a)	Variable or floating rate security. The interest rate shown reflects the rate in effect at June 30, 2012.
(b)	At June 30, 2012, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.
(c)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

TBA To be announced

See accompanying Notes to Investment Portfolios  |  33

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis Government Securities Fund

The Fund had the following futures contracts open at June 30, 2012:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
2 Yr. U.S. Treasury Notes Futures	September 2012	157	$34,569,438	$(34,886)
5 Yr. U.S. Treasury Notes Futures	September 2012	55	6,818,281	(5,784)
Long U.S. Treasury Bond Futures	September 2012	4	591,875	(4,636)

				(45,306)

Short Futures:
10 Yr. U.S. Treasury Notes Futures	September 2012	175	23,340,625	(47,498)
90 Day Euro Futures	September 2012	14	3,483,200	(713)
90 Day Euro Futures	December 2012	14	3,482,325	(826)
90 Day Euro Futures	March 2013	14	3,481,625	(914)
90 Day Euro Futures	June 2013	14	3,480,750	(1,351)
90 Day Euro Futures	September 2013	14	3,480,050	(2,251)
90 Day Euro Futures	December 2013	14	3,479,000	(3,439)
90 Day Euro Futures	March 2014	4	993,700	(1,211)
Ultra Long U.S. Treasury Bond Futures	September 2012	8	1,334,750	12,603

				(45,600)

				$(90,906)

34  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2012	Pyxis Short-Term Government Fund

Principal Amount ($)		Value ($)
Bonds & Notes - 98.5%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 3.4%
	Federal Home Loan Mortgage Corp. REMIC
	(Series 2126) (Class YI)
56,855	6.50%, 02/15/14(a)	2,083
	(Series 2412) (Class OF)
187,346	1.19%, 12/15/31(b)	190,953
	(Series 2815) (Class YL)
31,754	8.00%, 01/15/34	31,955
	Federal National Mortgage Assoc. REMIC
	(Series 2003-35) (Class QA)
5,098,868	0.10%, 05/25/18(a)(b)	8,736
	(Series 2010-16) (Class PA)
753,769	4.50%, 02/25/40	811,215
	(Series 2010-16) (Class PI)
452,261	5.00%, 02/25/40(a)	49,359
	Government National Mortgage Assoc.
	(Series 2010-30) (Class PI)
655,893	4.50%, 03/20/38(a)	82,146
	(Series 2010-44) (Class BI)
624,840	4.50%, 04/20/38(a)	77,732

	Total Agency Collateralized Mortgage Obligations (Cost $1,317,971)	1,254,179

AGENCY MORTGAGE BACKED - 8.9%
	Federal Home Loan Mortgage Corp.
54,776	7.00%, 11/01/31	64,821
53,766	7.00%, 04/01/36	62,235
1,588	7.50%, 01/01/16	1,598
7,724	7.50%, 01/01/27	7,822
90,352	7.50%, 08/01/30	97,210
21,908	8.50%, 05/01/20	22,034
25,029	8.50%, 11/01/20	25,646
	Federal National Mortgage Assoc.
157,374	1.79%, 05/01/33(b)	161,841
10,832	2.01%, 06/01/33(b)	11,258
44,683	2.31%, 12/01/32(b)	46,852
115,764	2.31%, 07/01/33(b)	124,248
9,286	2.33%, 06/01/33(b)	9,417
20,750	2.40%, 07/01/33(b)	21,050
152,069	2.42%, 06/01/33(b)	161,214
33,090	2.73%, 06/01/33(b)	34,914
21,103	7.00%, 03/01/17	22,966
8,259	7.00%, 05/01/17	8,903
21,179	7.00%, 07/01/17	23,049
104,417	7.00%, 03/01/29	124,978
7,262	7.00%, 06/01/31	8,631
1,572	7.00%, 01/01/32	1,859
175,946	7.00%, 12/01/32	208,058
13,447	7.00%, 04/01/33	15,826
54,911	7.00%, 11/01/33	64,626
4,847	7.00%, 03/01/34	5,660
15,568	7.00%, 06/01/34	18,228
17,088	7.00%, 01/01/35	20,009
59,011	7.00%, 05/01/35	68,723
43,476	7.00%, 05/01/35	50,631
42,451	7.00%, 01/01/36	49,437
56,788	7.00%, 04/01/36	66,202

Principal Amount ($)		Value ($)
AGENCY MORTGAGE BACKED — (continued)
11,818	7.50%, 04/01/16	12,854
49,078	7.50%, 10/01/30	53,163
38,837	7.50%, 01/01/31	47,547
168,629	7.50%, 04/01/31	197,882
89,585	7.50%, 06/01/32	110,009
8,273	7.50%, 04/01/33	8,822
3,163	7.50%, 11/01/33	3,221
42,742	7.50%, 03/01/34	52,664
42,629	7.50%, 05/01/34	52,518
58,823	8.00%, 03/01/22	60,889
61,410	8.00%, 04/01/23	64,629
13,984	8.00%, 01/01/30	14,167
8,339	8.00%, 11/01/33	8,993
52,339	8.50%, 02/01/18	54,715
45,844	8.50%, 01/01/25	47,163
6,340	8.50%, 06/01/28	6,708
19,763	8.50%, 08/01/29	22,971
40,281	8.50%, 08/01/30	46,684
26,591	8.50%, 07/01/31	31,881
38,272	9.00%, 12/01/24	42,851
232,190	9.00%, 03/01/31	293,466
15,368	9.50%, 09/01/21	16,162
67,969	9.75%, 02/01/21	80,953
	Government National Mortgage Assoc.
19,462	7.00%, 12/15/18	21,253
25,782	7.00%, 11/15/23	30,274
66,885	7.00%, 03/15/31	80,864
37,185	7.00%, 05/15/32	44,485
14	7.50%, 12/15/12	14
16,761	7.50%, 12/15/18	18,900
66,836	7.50%, 12/15/19	69,856
47,750	7.50%, 01/15/25	49,050
62,232	8.00%, 07/15/17	68,598

	Total Agency Mortgage Backed (Cost $3,099,226)	3,324,152

ASSET BACKED - 12.1%
	Ally Master Owner Trust
	(Series 2010-3) (Class C)
250,000	3.87%, 04/15/15(c)	252,515
	(Series 2011-1) (Class A2)
750,000	2.15%, 01/15/16	763,888
	Avis Budget Rental Car Funding AESOP LLC
	(Series 2009-1A) (Class A)
333,333	9.31%, 10/20/13(c)	338,286
	Ford Credit Auto Owner Trust
	(Series 2012-A) (Class C)
150,000	2.40%, 11/15/17	150,871
	Ford Credit Floorplan Master Owner Trust
	(Series 2010-1) (Class C)
1,000,000	2.89%, 12/15/14(b)(c)	1,007,513
	Hertz Vehicle Financing LLC
	(Series 2009-2A) (Class A2)
1,575,000	5.29%, 03/25/16(c)	1,729,993
	(Series 2010-1A) (Class B1)
250,000	5.02%, 02/25/15(c)	259,761

	Total Asset Backed (Cost $4,370,685)	4,502,827

See accompanying Notes to Investment Portfolios  |  35

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis Short-Term Government Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
NON-AGENCY COLLATERALIZED MORTGAGE BACKED SECURITIES - 3.9%
	Greenwich Capital Commercial Funding Corp.
	(Series 2007-GG11) (Class A2)
735,000	5.60%, 12/10/49	757,103
	LB-UBS Commercial Mortgage Trust
	(Series 2005-C5) (Class A4)
150,000	4.95%, 09/15/30	164,946
	Morgan Stanley Capital I
	(Series 2004-T13) (Class A4)
200,000	4.66%, 09/13/45	208,432
	(Series 2005-IQ9) (Class A5)
300,000	4.70%, 07/15/56	322,304

	Total Non-Agency Collateralized Mortgage Backed Securities (Cost $1,427,209)	1,452,785

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
	Residential Accredit Loans, Inc.
	(Series 2004-QA1) (Class A2)
29,752	0.85%, 03/25/34(b)	25,341

	Total Non-Agency Collateralized Mortgage Obligations (Cost $29,752)	25,341

U.S. TREASURIES - 70.1%
	U.S. Treasury Bonds
73,000	3.13%, 02/15/42	78,418
	U.S. Treasury Notes
7,412,800	0.25%, 03/31/14	7,405,276
1,060,000	0.50%, 10/15/14	1,063,892
2,055,500	0.63%, 12/31/12	2,060,318
8,839,100	0.88%, 04/30/17	8,907,470
3,490,000	1.38%, 01/15/13(d)	3,512,769
1,971,400	1.75%, 05/15/22	1,987,725
1,050,000	2.38%, 02/28/15	1,105,043

	Total U.S. Treasuries (Cost $26,069,346)	26,120,911

	Total Bonds & Notes (Cost $36,314,189)	36,680,195

Shares		Value ($)
Other Investments - 0.2%
60,446	GEI Investment Fund (e)	65,282

	Total Other Investments (Cost $60,446)	65,282

Registered Investment Company - 1.2%
442,102	Federated Prime Obligations Fund	442,102

	Total Registered Investment Company (Cost $442,102)	442,102

Total Investments - 99.9%		37,187,579

(Cost $36,816,737)
Other Assets & Liabilities, Net - 0.1%		48,819

Net Assets - 100.0%		37,236,398

(a)	Interest only security. These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of prinicpal on the pool reduce the value of the “interest only” holding.
(b)	Variable or floating rate security. The interest rate shown reflects the rate in effect at June 30, 2012.
(c)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2012, these securities amounted to 3,588,068 or 9.6% of net assets.
(d)	At June 30, 2012, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.
(e)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

REMIC	Real Estate Mortgage Investment Conduit
TBA	To be announced

36  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis Short-Term Government Fund

The Fund had the following futures contracts, brokered by Royal Bank of Scotland, open at June 30, 2012:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
2 Yr. U.S. Treasury Notes Futures	September 2012	74	$16,293,875	$(10,359)

				(10,359)

Short Futures:
10 Yr. U.S. Treasury Notes Futures	September 2012	71	26,755,250	(20,235)
5 Yr. U.S. Treasury Notes Futures	September 2012	8	991,750	(1,452)

				(21,687)

				$(32,046)

See accompanying Notes to Investment Portfolios  |  37

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2012	Pyxis Tax-Exempt Fund

Principal Amount ($)		Value ($)
Municipal Bonds and Notes - 98.4%
CALIFORNIA - 10.2%
	California State Department of Water Resources
250,000	5.00%, 05/01/21	312,210
1,000,000	5.00%, 12/01/21	1,274,730
	Los Angeles Harbor Department
1,160,000	5.00%, 08/01/26	1,338,768
	Sacramento Municipal Utility District
38,000	6.80%, 10/01/19	43,558
105,000	9.00%, 04/01/13	111,720
	State of California
500,000	5.25%, 04/01/35	554,655

		3,635,641

COLORADO - 0.8%
	Metro Wastewater Reclamation District
230,000	5.00%, 04/01/27	277,874

CONNECTICUT - 9.9%
	City of New Haven CT
	(Insured: AMBAC)
1,000,000	5.38%, 12/01/12	1,016,780
	Connecticut State Health & Educational Facility Authority
	(Insured: GO OF AUTH)
70,000	7.00%, 07/01/12	70,000
	South Central Connecticut Regional Water Authority
	(GO OF AUTH Insured)
500,000	5.00%, 08/01/33	569,105
	State of Connecticut
500,000	5.00%, 01/01/22	619,215
	Town of Fairfield CT
1,000,000	5.00%, 01/01/21	1,260,730

		3,535,830

DISTRICT OF COLUMBIA - 1.6%
	District of Columbia
500,000	5.00%, 04/01/30(a)	578,430

FLORIDA - 2.1%
	City of Gainesville FL
75,000	8.13%, 10/01/14	82,034
	City of Tampa FL
250,000	5.00%, 10/01/27	293,600
	Jacksonville Health Facilities Authority
200,000	11.50%, 10/01/12	205,384
	State of Florida
140,000	10.00%, 07/01/14	152,552

		733,570

GEORGIA - 6.8%
	City of Atlanta GA (Insured: AGM)
500,000	5.75%, 11/01/30	662,480
	Municipal Electric Authority of Georgia
1,000,000	5.25%, 01/01/19	1,198,870

Principal Amount ($)		Value ($)
GEORGIA — (continued)
	State of Georgia
500,000	4.50%, 01/01/29	559,875

		2,421,225

HAWAII - 5.3%
	State of Hawaii
1,135,000	5.25%, 07/01/24	1,343,522
	(Insured: AGM)
500,000	5.75%, 02/01/14	542,130

		1,885,652

INDIANA - 2.7%
	Indiana Municipal Power Agency
500,000	5.50%, 01/01/27	580,880
	Indiana Toll Road Commission
355,000	9.00%, 01/01/15	400,003

		980,883

IOWA - 0.4%
	City of Muscatine IA
125,000	9.70%, 01/01/13	130,755

KENTUCKY - 1.6%
	Kentucky State Property & Building Commission
	(Insured: AGC)
500,000	5.25%, 02/01/27	569,840

MAINE - 1.6%
	Maine Health & Higher Educational Facilities Authority
	(Insured: ST RES FD GTY)
500,000	5.25%, 07/01/21	577,470

MARYLAND - 4.4%
	County of Montgomery MD
750,000	5.00%, 07/01/21	954,068
	State of Maryland
500,000	5.00%, 11/01/18	617,740

		1,571,808

MASSACHUSETTS - 1.7%
	Commonwealth of Massachusetts
	(AGM-CR Insured)
500,000	5.25%, 12/15/12	511,165
	Massachusetts Port Authority
100,000	13.00%, 07/01/13	106,283

		617,448

MICHIGAN - 3.1%
	City of Detroit MI
	(Insured: AGM)
500,000	5.25%, 07/01/22	559,795
	Lansing Board of Water & Light
500,000	5.00%, 07/01/37	550,925

		1,110,720

MINNESOTA - 0.2%
	Western Minnesota Municipal Power Agency
60,000	6.63%, 01/01/16	67,195

38  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis Tax-Exempt Fund

Principal Amount ($)		Value ($)
Municipal Bonds and Notes — (continued)
MISSISSIPPI - 1.5%
	State of Mississippi
500,000	5.50%, 09/01/14	554,790

MISSOURI - 6.6%
	Missouri Highway & Transportation Commission
1,500,000	5.00%, 05/01/21	1,827,945
	Missouri Joint Municipal Electric Utility Commission
500,000	5.75%, 01/01/29	544,185

		2,372,130

NEW JERSEY - 2.5%
	Atlantic County Improvement Authority
	(Insured: NATL-RE)
150,000	7.40%, 07/01/16	169,236
	New Jersey State Turnpike Authority
	(Insured: AMBAC-TCRS)
40,000	6.50%, 01/01/16	44,272
	(Insured: AMBAC-TCRS)
15,000	6.50%, 01/01/16	16,898
	(Insured: AMBAC-TCRS-BNY)
135,000	6.50%, 01/01/16	152,079
	New Jersey Transportation Trust Fund Authority
	(Insured: AGM)
500,000	5.75%, 12/15/12	512,390

		894,875

NEW MEXICO - 2.6%
	New Mexico Finance Authority
500,000	5.00%, 06/15/18	609,015
250,000	5.00%, 06/15/20	310,855

		919,870

NEW YORK - 9.3%
	Brooklyn Arena Local Development Corp.
500,000	6.00%, 07/15/30	554,840
	New York State Dormitory Authority
500,000	6.50%, 12/01/21	567,280
380,000	7.38%, 07/01/16	431,501
	New York State Urban Development Corp.
1,000,000	5.50%, 01/01/19	1,220,160
	Westchester County Healthcare Corp. Ny
500,000	5.00%, 11/01/30	546,295

		3,320,076

NORTH CAROLINA - 3.3%
	City of Charlotte NC
500,000	5.00%, 06/01/23	605,105
	North Carolina Turnpike Authority
500,000	5.00%, 07/01/29	575,725

		1,180,830

Principal Amount ($)		Value ($)
PENNSYLVANIA - 4.9%
	Allegheny County Hospital Development Authority
85,000	7.38%, 07/01/12	85,000
	City of Philadelphia PA
	(Insured: NATL-RE)
280,000	7.00%, 05/15/20	340,945
	Pennsylvania Turnpike Commission
500,000	0.00%, 12/01/34	465,685
500,000	5.00%, 12/01/32	540,895
	Pittsburgh Water & Sewer Authority
	(Insured: FGIC)
300,000	7.25%, 09/01/14	322,527

		1,755,052

PUERTO RICO - 1.4%
	Puerto Rico Commonwealth Aqueduct & Sewer Authority
500,000	5.00%, 07/01/33	499,350

RHODE ISLAND - 1.6%
	Rhode Island Health & Educational Building Corp.
500,000	6.25%, 09/15/34	572,055

SOUTH CAROLINA - 6.6%
	Charleston Educational Excellence Finance Corp.
500,000	5.25%, 12/01/27	559,010
	Georgetown County School District
	(Insured: SCSDE)
1,000,000	5.00%, 03/01/18	1,212,040
	Piedmont Municipal Power Agency
	(Insured: AGC)
500,000	5.75%, 01/01/34	584,440

		2,355,490

TENNESSEE - 1.7%
	County of Shelby TN
500,000	5.00%, 03/01/21	609,540

TEXAS - 4.0%
	City of Houston TX
500,000	5.25%, 11/15/31	585,450
	State of Texas
750,000	5.00%, 04/01/28	839,558

		1,425,008

	Total Municipal Bonds and Notes
	(Cost $32,201,361)	35,153,407

See accompanying Notes to Investment Portfolios  |  39

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis Tax-Exempt Fund

Shares		Value ($)
Other Investments - 0.0%
2,342	GEI Investment Fund(b)	2,529

	Total Other Investments (Cost $2,342)	2,529

Registered Investment Company - 0.3%
104,508	Federated Prime Obligations Fund	104,508

	Total Registered Investment Company (Cost $104,508)	104,508

Total Investments - 98.7%		35,260,444

(Cost $32,308,211)
Other Assets & Liabilities, Net - 1.3%		481,188

Net Assets - 100.0%		35,741,632

(a)	Variable or floating rate security. The interest rate shown reflects the rate in effect at June 30, 2012.
(b)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BNY	The Bank of New York Mellon Corp.
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Corp.
GO OF AUTH	General Obligation of Authority
NATL-RE	National Public Finance Guarantee Corp.
SCSDE	South Carolina State Department of Education
ST RES FD GTY	State Resource Fund Guaranty
TCRS	Temporary Custodial Receipts

40  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2012	Pyxis Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes - 85.8%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0%
	Federal Home Loan Mortgage Corp. REMIC
	(Series 3862) (Class MI)
122,841	3.50%, 11/15/24(a)	8,471
	(Series 4017) (Class IH)
447,609	3.50%, 03/15/27(a)	59,094
	(Series 3977) (Class AI)
339,356	3.50%, 09/15/29(a)	33,719
	(Series 3983) (Class EI)
246,880	3.50%, 11/15/30(a)	37,848
	(Series 2645) (Class BI)
11,337	4.50%, 02/15/18(a)	413
	(Series 2643) (Class IM)
84,214	4.50%, 03/15/18(a)	4,375
	(Series 2590) (Class YQ)
6,179	5.00%, 05/15/17(a)	120
	(Series 2795) (Class IC)
840	5.00%, 07/15/17(a)	—
	(Series 2781) (Class CI)
11,769	5.00%, 11/15/17(a)	199
	(Series 2781) (Class IC)
27,840	5.00%, 05/15/18(a)	1,151
	(Series 2763) (Class JI)
63,039	5.00%, 10/15/18(a)	3,550
	(Series 3536) (Class IP)
45,166	5.00%, 02/15/38(a)	3,579
	(Series 2631) (Class DI)
108,121	5.50%, 06/15/33(a)	15,535
	(Series 3806) (Class DS)
327,165	6.36%, 08/15/25(a)(b)	47,286
	(Series 1980) (Class IO)
1,776	7.50%, 07/15/27(a)	393
	(Series 33) (Class D)
546	8.00%, 04/15/20	590
	Federal Home Loan Mortgage Corp. STRIPS
	(Series 186) (Class PO)
1,175	0.00%, 08/01/27(c)(d)	1,036
	(Series 147) (Class IO)
2,190	8.00%, 02/01/23(a)	462
	(Series 171) (Class IO)
2,387	8.00%, 07/01/24(a)	481
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
	(Series T-58) (Class AIO)
1,008,671	0.08%, 09/25/43(a)(b)	8,140
	Federal National Mortgage Assoc. REMIC
	(Series G92-68) (Class B)
1,533	0.00%, 12/25/22(c)(d)	1,422
	(Series 2003-89) (Class IO)
210,661	1.19%, 12/25/42(a)(b)	5,941
	(Series 2012-46) (Class KI)
250,840	3.50%, 05/25/27(a)	32,103
	(Series 2003-64) (Class KI)
4,142	4.50%, 05/25/18(a)	47
	(Series 2003-41) (Class BI)
16,464	5.00%, 08/25/17(a)	397

Principal Amount ($)		Value ($)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
	(Series 2003-79) (Class HI)
24,318	5.00%, 10/25/22(a)	806
	(Series 2003-61) (Class IJ)
108,652	5.00%, 02/25/32(a)	6,275
	(Series 2010-21) (Class PI)
54,851	5.00%, 02/25/40(a)	5,770
	(Series 2010-98) (Class DI)
426,629	5.00%, 09/25/40(a)	58,941
	(Series 2008-61) (Class SB)
163,749	5.75%, 07/25/38(a)(b)	21,738
	(Series 1992-77) (Class K)
7	8.00%, 05/25/22(a)	186
	Federal National Mortgage Assoc. STRIPS
	(Series 354) (Class 1)
141,237	0.00%, 12/01/34(c)(d)	135,074
	(Series 362) (Class 2)
122,876	4.50%, 08/01/35(a)	14,277
	(Series 378) (Class 1)
135,051	4.50%, 01/01/36(a)	16,119
	(Series 387) (Class 2)
84,968	5.00%, 03/25/38(a)	11,502
	(Series 387) (Class 1)
76,504	5.00%, 05/25/38(a)	10,486
	(Series 346) (Class 2)
30,010	5.50%, 12/01/33(a)	4,173
	(Series 356) (Class 17)
31,726	6.00%, 01/01/35(a)	5,667
	(Series 356) (Class 21)
38,550	6.00%, 01/01/35(a)	6,736
	(Series 252) (Class 2)
16,403	7.50%, 11/01/23(a)	3,521
	(Series 237) (Class 2)
1,285	8.00%, 08/01/23(a)	269
	(Series 264) (Class 2)
8,066	8.00%, 07/01/24(a)	1,757
	(Series 12) (Class 2)
424	8.50%, 03/01/17(a)	56
	(Series 7) (Class 2)
1,030	8.50%, 04/01/17(a)	156
	(Series 28) (Class 2)
162	8.50%, 01/01/18(a)	22
	(Series 150) (Class 2)
1,149	8.50%, 07/25/22(a)	257
	(Series 163) (Class 2)
1,430	8.50%, 07/25/22(a)	200
	(Series 137) (Class 2)
1,560	9.00%, 05/25/22(a)	275
	Government National Mortgage Assoc.
	(Series 2011-51) (Class NI)
220,283	4.50%, 10/20/37(a)	21,726
	(Series 2010-101) (Class GI)
218,968	4.50%, 02/20/38(a)	25,750
	(Series 2009-118) (Class YI)
106,732	4.50%, 05/20/38(a)	11,999
	(Series 2010-130) (Class PI)
259,476	4.50%, 08/16/39(a)	32,922
	(Series 2010-75) (Class KI)
200,925	5.00%, 12/20/35(a)	15,860

See accompanying Notes to Investment Portfolios  |  41

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
	(Series 2010-42) (Class IA)
230,997	5.00%, 10/20/37(a)	22,989
	(Series 2010-2) (Class QI)
156,838	5.00%, 01/20/38(a)	17,819
	(Series 2009-103) (Class IT)
169,452	5.00%, 09/20/38(a)	19,992
	(Series 2010-125) (Class CS)
1,277,269	6.41%, 06/20/40(a)(b)	198,217

	Total Agency Collateralized Mortgage Obligations
	(Cost $686,206)	937,889

AGENCY MORTGAGE BACKED - 33.8%
	Federal Home Loan Mortgage Corp.
2,908	4.50%, 06/01/33	3,114
25,532	4.50%, 02/01/35	27,344
72,223	5.00%, 07/01/35	80,357
45,324	5.00%, 07/01/35	50,429
31,979	5.00%, 07/01/35	35,581
14,453	5.00%, 07/01/35	16,081
13,739	5.00%, 07/01/35	15,029
516,100	5.00%, 06/01/41	571,723
15,359	5.50%, 05/01/20	16,815
8,434	5.50%, 05/01/20	9,234
6,070	5.50%, 05/01/20	6,646
292,611	5.50%, 01/01/38	326,309
136,591	5.50%, 04/01/39	150,315
603	6.00%, 04/01/17	657
3,396	6.00%, 06/01/17	3,701
6,694	6.00%, 08/01/17	7,213
3,296	6.00%, 07/01/19	3,622
6,529	6.00%, 05/01/20	7,175
243	6.00%, 05/01/29	273
126	6.00%, 07/01/29	141
15,105	6.00%, 08/01/29	16,938
30,740	6.00%, 06/01/33	34,471
31,030	6.00%, 09/01/33	34,797
29,959	6.00%, 10/01/33	33,596
14,935	6.00%, 10/01/33	16,747
12,962	6.00%, 10/01/33	14,536
84,681	6.00%, 11/01/33	94,959
11,938	6.00%, 01/01/34	13,387
3,246	6.00%, 01/01/34	3,640
12,105	6.00%, 03/01/34	13,575
11,910	6.00%, 03/01/34	13,355
5,257	6.00%, 04/01/34	5,895
3,775	6.00%, 05/01/34	4,216
5,910	6.00%, 10/01/34	6,583
15,476	6.00%, 11/01/34	17,180
15,096	6.00%, 12/01/34	16,928
5,899	6.00%, 12/01/34	6,588
7,860	6.00%, 03/01/35	8,743
15,943	6.00%, 05/01/35	17,759
4,306	6.00%, 05/01/35	4,829
4,011	6.00%, 05/01/35	4,498
11,816	6.00%, 11/01/36	13,250
233,283	6.00%, 06/01/37	259,847
226,033	6.00%, 11/01/37	251,772
3,112	6.50%, 07/01/29	3,561
2,419	6.50%, 08/01/29	2,767
1,780	7.00%, 10/01/16	1,921

Principal Amount ($)		Value ($)
AGENCY MORTGAGE BACKED — (continued)
1,032	7.00%, 06/01/29	1,238
1,503	7.00%, 08/01/29	1,803
3,046	7.00%, 12/01/29	3,653
3,155	7.00%, 01/01/30	3,748
2,150	7.00%, 02/01/30	2,562
11,932	7.00%, 04/01/31	14,311
6,582	7.00%, 07/01/34	7,736
2,821	7.00%, 08/01/34	3,316
4,611	7.00%, 12/01/34	5,420
4,491	7.00%, 12/01/34	5,279
6,672	7.00%, 02/01/35	7,842
14,369	7.00%, 07/01/36	16,888
8,318	7.00%, 08/01/36	9,776
824	7.50%, 01/01/30	958
236	7.50%, 02/01/30	261
11,226	7.50%, 12/01/30	13,721
3,501	7.50%, 09/01/33	3,903
14,453	8.00%, 11/01/30	17,605
16,185	8.50%, 04/01/30	20,321
9,172	8.50%, 05/01/30	11,523
3,533	9.00%, 12/01/16	3,937
194	9.50%, 04/01/21	231
	Federal National Mortgage Assoc.
1,185	2.72%, ARM(b)	1,236
1,904	2.89%, ARM(b)	1,932
5,605,000	3.50%, TBA(e)	5,893,132
1,680,000	4.00%, TBA(e)	1,788,413
23,034	4.00%, 05/01/19	24,713
83,362	4.00%, 06/01/19	89,437
506,965	4.00%, 01/01/41	540,576
605,253	4.00%, 03/01/41	645,570
3,732,364	4.00%, 12/01/41	3,980,981
730,791	4.00%, 05/01/42	792,487
855,000	4.50%, TBA(e)	917,388
21,087	4.50%, 05/01/18	22,713
46,885	4.50%, 05/01/19	50,470
26,022	4.50%, 05/01/19	28,012
25,597	4.50%, 05/01/19	27,554
24,566	4.50%, 05/01/19	26,445
8,283	4.50%, 06/01/19	8,916
13,628	4.50%, 02/01/20	14,662
42,474	4.50%, 08/01/20	45,695
19,215	4.50%, 07/01/33	20,687
12,243	4.50%, 08/01/33	13,181
23,596	4.50%, 04/01/34	25,388
543,552	4.50%, 10/01/39	583,472
302,385	4.50%, 02/01/40	325,538
955,468	4.50%, 11/01/40	1,028,626
1,118,518	4.50%, 01/01/41	1,204,160
1,054,709	4.50%, 04/01/41	1,135,466
48,668	5.00%, 07/01/20	53,166
91,047	5.00%, 03/01/34	99,089
13,607	5.00%, 10/01/34	14,800
41,703	5.00%, 06/01/35	46,689
27,701	5.00%, 06/01/35	31,013
26,413	5.00%, 06/01/35	29,572
52,160	5.00%, 07/01/35	58,397
45,493	5.00%, 07/01/35	49,369
18,506	5.00%, 07/01/35	20,082
12,613	5.00%, 07/01/35	13,888
15,611	5.00%, 08/01/35	16,941
46,997	5.00%, 03/01/39	51,412
37,522	5.00%, 04/01/39	41,712
34,607	5.00%, 04/01/39	37,927
22,018	5.00%, 04/01/39	24,086

42  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
AGENCY MORTGAGE BACKED — (continued)
48,189	5.00%, 05/01/39	52,645
798,548	5.00%, 06/01/41	890,290
3,746	5.50%, 03/01/14	4,069
2,792	5.50%, 03/01/14	3,033
6,799	5.50%, 05/01/14	7,385
3,655	5.50%, 06/01/14	3,970
6,258	5.50%, 08/01/14	6,798
26,423	5.50%, 06/01/20	28,957
24,372	5.50%, 06/01/20	26,709
20,937	5.50%, 06/01/20	22,945
20,478	5.50%, 06/01/20	22,442
19,450	5.50%, 06/01/20	21,315
16,977	5.50%, 06/01/20	18,606
38,653	5.50%, 07/01/20	42,360
30,907	5.50%, 07/01/20	33,870
22,489	5.50%, 07/01/20	24,646
44,887	5.50%, 12/01/32	49,874
17,267	5.50%, 01/01/33	18,996
32,486	5.50%, 07/01/33	35,882
31,857	5.50%, 08/01/33	35,188
176,561	5.50%, 12/01/35	193,694
59,517	5.50%, 05/01/37	65,738
163,013	5.50%, 06/01/37	178,831
1,408	5.50%, 07/01/37	1,537
371,584	5.50%, 08/01/37	408,338
245,136	5.50%, 04/01/38	270,608
535,854	5.50%, 01/01/39	584,837
3,575	6.00%, 09/01/14	3,807
1,742	6.00%, 11/01/14	1,855
661	6.00%, 04/01/18	727
1,267	6.00%, 05/01/19	1,395
5,348	6.00%, 09/01/19	5,885
5,875	6.00%, 10/01/19	6,464
8,624	6.00%, 02/01/20	9,489
5,397	6.00%, 05/01/20	5,938
11,464	6.00%, 03/01/21	12,613
4,209	6.00%, 02/01/29	4,723
4,855	6.00%, 05/01/29	5,433
523	6.00%, 05/01/29	585
2,896	6.00%, 06/01/29	3,262
1,768	6.00%, 07/01/29	1,991
16,478	6.00%, 02/01/33	18,558
18,533	6.00%, 03/01/33	20,872
5,700	6.00%, 05/01/33	6,419
19,394	6.00%, 06/01/33	21,842
19,383	6.00%, 06/01/33	21,830
39,118	6.00%, 07/01/33	44,056
12,930	6.00%, 07/01/33	14,562
6,558	6.00%, 07/01/33	7,386
48,806	6.00%, 08/01/33	54,966
31,769	6.00%, 08/01/33	35,779
32,913	6.00%, 10/01/33	37,067
14,096	6.00%, 10/01/33	15,875
9,254	6.00%, 10/01/33	10,422
15,823	6.00%, 11/01/33	17,820
21,807	6.00%, 12/01/33	24,559
33,748	6.00%, 01/01/34	38,008
7,352	6.00%, 01/01/34	8,262
29,051	6.00%, 02/01/34	32,717
477,496	6.00%, 03/01/34	538,162
20,423	6.00%, 04/01/34	23,000
31,408	6.00%, 05/01/34	35,373
24,816	6.00%, 07/01/34	27,886
6,582	6.00%, 10/01/34	7,368

Principal Amount ($)		Value ($)
AGENCY MORTGAGE BACKED — (continued)
18,372	6.00%, 11/01/34	20,629
10,076	6.00%, 12/01/34	11,259
9,615	6.00%, 12/01/34	10,765
2,945	6.00%, 12/01/34	3,285
36,591	6.00%, 01/01/35	41,088
22,794	6.00%, 01/01/35	25,557
5,242	6.00%, 01/01/35	5,869
25,054	6.00%, 02/01/35	28,133
17,414	6.00%, 03/01/35	19,496
9,038	6.00%, 03/01/35	10,119
5,122	6.00%, 04/01/35	5,747
47,324	6.00%, 06/01/35	52,987
44,019	6.00%, 06/01/35	49,286
40,993	6.00%, 06/01/35	45,898
33,837	6.00%, 06/01/35	37,886
25,515	6.00%, 06/01/35	28,568
7,723	6.00%, 06/01/35	8,697
18,101	6.00%, 07/01/35	20,295
13,404	6.00%, 07/01/35	15,008
14,135	6.50%, 08/01/17	15,343
6,401	6.50%, 08/01/17	6,956
1,225	6.50%, 09/01/17	1,332
2,068	6.50%, 10/01/17	2,293
3,294	6.50%, 10/01/18	3,652
7,195	6.50%, 01/01/19	8,012
3,206	6.50%, 03/01/19	3,570
2,087	6.50%, 03/01/19	2,324
714	6.50%, 05/01/24	812
812	6.50%, 10/01/28	934
763	6.50%, 05/01/29	885
702	6.50%, 08/01/29	807
1,418	6.50%, 01/01/32	1,624
929	6.50%, 01/01/32	1,063
1,136	6.50%, 07/01/32	1,306
5,136	6.50%, 09/01/32	5,906
4,148	6.50%, 09/01/32	4,749
2,356	6.50%, 11/01/32	2,697
4,032	6.50%, 12/01/32	4,620
2,932	6.50%, 01/01/33	3,361
2,135	6.50%, 01/01/33	2,444
957	6.50%, 01/01/33	1,096
5,974	6.50%, 03/01/33	6,840
2,088	6.50%, 05/01/33	2,338
2,559	6.50%, 06/01/33	2,930
2,093	6.50%, 06/01/33	2,396
14,224	6.50%, 10/01/33	16,284
5,930	6.50%, 11/01/33	6,788
10,910	6.50%, 12/01/33	12,471
8,661	6.50%, 01/01/34	9,908
2,433	6.50%, 02/01/34	2,734
2,821	6.50%, 03/01/34	3,243
2,633	6.50%, 06/01/34	3,017
13,451	6.50%, 07/01/34	15,399
9,720	6.50%, 08/01/34	11,080
45,772	6.50%, 08/01/36	51,807
23,190	6.50%, 08/01/36	26,338
9	7.00%, 08/01/13	9
4,573	7.00%, 03/01/15	4,798
928	7.00%, 10/01/16	1,001
4,106	7.00%, 04/01/17	4,500
11,841	7.00%, 08/01/17	12,886
16,059	7.00%, 02/01/32	19,248
5,565	7.00%, 10/01/32	6,581
1,917	7.00%, 05/01/33	2,168
4,747	7.00%, 12/01/33	5,387

See accompanying Notes to Investment Portfolios  |  43

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
AGENCY MORTGAGE BACKED — (continued)
2,317	7.00%, 02/01/34	2,640
15	7.50%, 08/01/13	15
46	7.50%, 09/01/13	47
949	7.50%, 02/01/15	1,001
239	7.50%, 05/01/15	256
50	7.50%, 09/01/15	51
243	7.50%, 06/01/17	244
3,988	7.50%, 12/01/23	4,659
757	7.50%, 12/01/26	910
4,205	7.50%, 06/01/29	5,109
1,827	7.50%, 07/01/29	2,208
434	7.50%, 09/01/30	443
3,981	7.50%, 12/01/30	4,426
3,982	7.50%, 02/01/31	4,867
4,475	7.50%, 07/01/31	5,492
13,448	7.50%, 09/01/31	16,520
4,985	7.50%, 09/01/31	6,118
1,958	7.50%, 10/01/31	2,397
13,044	7.50%, 11/01/31	16,022
5,152	7.50%, 01/01/32	6,336
2,685	7.50%, 04/01/32	3,159
4,363	7.50%, 05/01/32	5,373
4,250	7.50%, 06/01/32	5,232
3,035	7.50%, 07/01/32	3,719
14,383	7.50%, 09/01/32	17,683
1,210	7.50%, 12/01/32	1,298
3,518	7.50%, 01/01/33	4,333
2,674	7.50%, 03/01/33	2,964
517	7.50%, 12/01/33	526
4,054	7.50%, 02/01/34	4,998
2,474	7.50%, 03/01/34	2,720
263	8.00%, 07/01/15	264
1,307	8.00%, 12/01/15	1,400
1,377	8.00%, 08/01/25	1,413
2,403	8.00%, 11/01/25	2,901
580	8.00%, 09/01/30	672
8,640	8.00%, 11/01/30	10,672
7,674	8.00%, 12/01/30	9,417
7,525	8.00%, 02/01/31	7,733
9,060	8.00%, 10/01/31	11,117
5,842	8.00%, 09/01/32	7,264
349	8.00%, 12/01/32	354
728	8.00%, 01/01/33	753
5,654	8.00%, 11/01/33	7,034
4,311	8.50%, 05/01/31	5,406
4,468	9.00%, 12/01/17	5,002
5,481	9.00%, 12/01/22	6,492
	Government National Mortgage Assoc.
725,000	4.00%, TBA(e)	791,949
1,000,000	4.50%, TBA(e)	1,093,594
23,669	4.50%, 08/15/33	26,043
81,217	4.50%, 10/15/33	89,364
23,209	4.50%, 10/15/33	25,538
15,805	4.50%, 10/15/33	17,390
52,398	4.50%, 09/15/34	57,625
14,667	4.50%, 09/15/34	16,097
920,921	4.50%, 03/20/41	1,014,688
12,974	6.00%, 04/15/27	14,777
3,752	6.00%, 04/15/30	4,251
12,479	6.00%, 04/15/33	14,238
30,624	6.00%, 05/15/33	34,942
5,286	6.00%, 05/15/33	6,032
39,013	6.00%, 07/15/33	44,514

Principal Amount ($)		Value ($)
AGENCY MORTGAGE BACKED — (continued)
18,706	6.00%, 04/15/34	21,183
8,687	6.00%, 03/15/35	9,894
14,019	6.00%, 04/15/35	15,968
8,010	6.00%, 04/15/35	9,123
1,584	6.00%, 06/15/35	1,785
8,610	6.00%, 09/15/36	9,807
5,542	6.50%, 04/15/19	6,166
8,369	6.50%, 02/15/24	9,631
1,302	6.50%, 02/15/24	1,494
3,531	6.50%, 04/15/24	4,061
9,201	6.50%, 05/15/24	10,612
8,230	6.50%, 06/15/24	9,604
16,304	6.50%, 07/15/24	18,783
17,037	6.50%, 04/15/28	19,909
6,222	6.50%, 04/15/28	7,272
3,354	6.50%, 04/15/28	3,920
14,684	6.50%, 04/15/32	17,137
11,584	6.50%, 08/15/32	13,519
5,875	6.50%, 10/15/32	6,827
12,915	6.50%, 01/15/33	15,072
11,772	6.50%, 01/15/33	13,680
1,001	6.50%, 01/15/33	1,153
3,653	6.50%, 02/15/33	4,208
3,353	6.50%, 03/15/33	3,892
1,816	6.50%, 03/15/33	2,092
11,556	6.50%, 05/15/33	13,386
12,093	6.50%, 06/15/34	14,113
8,963	6.50%, 06/15/34	10,335
9,084	6.50%, 07/15/34	10,522
16,895	6.50%, 08/15/34	19,633
5,067	6.50%, 08/15/34	5,843
4,845	6.50%, 08/15/34	5,588
8,404	6.50%, 03/15/36	9,808
4,569	6.50%, 04/15/36	5,259
7,081	6.50%, 05/15/36	8,148
5,316	6.50%, 05/15/36	6,117
9,463	6.50%, 06/15/36	10,887
8,432	6.50%, 07/15/36	9,841
8,174	6.50%, 08/15/36	9,540
4,488	6.50%, 08/15/36	5,162
2,290	6.50%, 08/15/36	2,640
9,202	7.00%, 01/15/28	11,021
11,888	7.00%, 02/15/28	14,238
7,123	7.00%, 06/15/34	8,465
9,677	7.00%, 08/15/36	11,459
8,312	7.00%, 08/15/36	9,866
7,437	7.00%, 09/15/36	8,855
7,018	7.00%, 09/15/36	8,328
6,060	7.00%, 09/15/36	7,176
4,708	7.00%, 09/15/36	5,576
9,208	7.00%, 10/15/36	10,915
4,854	7.00%, 10/15/36	5,757
2,566	7.50%, 01/15/23	3,006
3,443	7.50%, 07/15/23	4,034
5,376	7.50%, 09/15/23	6,130
2,242	7.50%, 09/15/23	2,625
7,608	7.50%, 10/15/23	8,935
23,139	7.50%, 12/15/23	25,054
1,914	7.50%, 01/15/28	1,963
7,866	7.50%, 03/15/28	8,362
545	7.50%, 11/15/31	547
4,109	7.50%, 10/15/33	5,061
433	8.00%, 12/15/29	439
928	8.00%, 02/15/30	944
20,704	9.00%, 11/15/16	23,231

44  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
AGENCY MORTGAGE BACKED — (continued)
4,432	9.00%, 01/15/17	4,990
3,370	9.00%, 11/15/17	3,646
971	9.00%, 11/15/17	1,053
1,440	9.00%, 12/15/21	1,583

	Total Agency Mortgage Backed
	(Cost $30,363,694)	31,203,725

ASSET BACKED - 0.2%
	Bear Stearns Asset Backed Securities Trust
	(Series 2003-ABF1) (Class A)
11,055	0.62%, 01/25/34(b)	8,477
	Citicorp Residential Mortgage Securities, Inc.
	(Series 2006-2) (Class A5)
110,000	6.04%, 09/25/36(f)	92,572
	Mid-State Trust
	(Series 6) (Class A3)
9,249	7.54%, 07/01/35	9,409
	Popular ABS Mortgage Pass-Through Trust
	(Series 2005-5) (Class AF4)
100,000	5.30%, 11/25/35(f)	59,336
	Residential Asset Mortgage Products, Inc.
	(Series 2002-RS3) (Class AII1)
14,310	0.81%, 06/25/32(b)	11,559
	Residential Asset Securities Corp.
	(Series 2002-KS4) (Class AIIB)
4,734	0.75%, 07/25/32(b)	2,897
	(Series 2003-KS4) (Class AIIB)
20,676	0.83%, 06/25/33(b)	11,739

	Total Asset Backed (Cost $235,395)	195,989

CORPORATE NOTES - 29.6%
AUTOMOBILES & COMPONENTS - 0.2%
	American Axle & Manufacturing, Inc.
98,000	7.88%, 03/01/17(g)	101,430
	Visteon Corp.
96,000	6.75%, 04/15/19	93,840

		195,270

BANKS - 1.7%
	Banco Mercantil del Norte SA
50,000	6.86%, 10/13/21(b)(g)	52,250
	Bombardier, Inc.
88,000	7.75%, 03/15/20(g)	98,340
	Central American Bank for Economic Integration
140,000	5.38%, 09/24/14(g)	150,452
	European Investment Bank
160,000	0.88%, 12/15/14	160,645
300,000	4.88%, 01/17/17	345,572
	HSBC Holdings PLC
102,000	4.00%, 03/30/22	106,130
	Kreditanstalt fuer Wiederaufbau
232,000	3.50%, 03/10/14	243,635
31,000	4.50%, 07/16/18	36,384

Principal Amount ($)		Value ($)
CORPORATE NOTES — (continued)
BANKS — (continued)
	National Agricultural Cooperative Federation
38,000	4.25%, 01/28/16(g)	40,206
	Nordea Bank AB
200,000	3.13%, 03/20/17(g)	201,072
	Wells Fargo & Co.
141,000	1.50%, 07/01/15	141,209

		1,575,895

CAPITAL GOODS - 1.5%
	Amsted Industries, Inc.
70,000	8.13%, 03/15/18(g)	74,375
	Cargill, Inc.
240,000	5.20%, 01/22/13(g)	245,766
96,000	6.00%, 11/27/17(g)	114,318
	Case New Holland, Inc.
58,000	7.88%, 12/01/17	67,280
	Caterpillar, Inc.
113,000	1.50%, 06/26/17	113,292
92,000	2.60%, 06/26/22	91,959
	Deere & Co.
99,000	2.60%, 06/08/22	99,042
90,000	3.90%, 06/09/42	89,808
	Raytheon Co.
106,000	1.40%, 12/15/14	107,611
	Textron, Inc.
152,000	6.20%, 03/15/15	167,148
	United Technologies Corp.
50,000	1.20%, 06/01/15	50,618
50,000	1.80%, 06/01/17	51,122
75,000	4.50%, 06/01/42	82,732

		1,355,071

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
	ADT Corp.
66,000	2.25%, 07/15/17(g)	66,388
94,000	3.50%, 07/15/22(g)	94,514
94,000	4.88%, 07/15/42(g)	92,440

		253,342

CONSUMER DURABLES & APPAREL - 0.4%
	Hanesbrands, Inc.
118,000	6.38%, 12/15/20	124,785
	Levi Strauss & Co.
200,000	7.63%, 05/15/20	213,500

		338,285

CONSUMER SERVICES - 0.3%
	Corp. Lindley SA
10,000	6.75%, 11/23/21(g)	10,849
	McDonald’s Corp., MTN
100,000	1.88%, 05/29/19	99,935
	Vail Resorts, Inc.
151,000	6.50%, 05/01/19(g)	159,305

		270,089

DIVERSIFIED FINANCIAL SERVICES - 0.5%
	HSBC Finance Corp.
50,000	6.68%, 01/15/21(h)	54,224
	John Deere Capital Corp.
101,000	2.25%, 04/17/19	103,394

See accompanying Notes to Investment Portfolios  |  45

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
CORPORATE NOTES — (continued)
DIVERSIFIED FINANCIAL SERVICES — (continued)
	John Deere Capital Corp., MTN
122,000	3.15%, 10/15/21	127,138
	Woodside Finance, Ltd.
189,000	4.50%, 11/10/14(g)	200,041

		484,797

DIVERSIFIED FINANCIALS - 3.7%
	ABB Finance USA, Inc.
101,000	1.63%, 05/08/17	101,606
101,000	2.88%, 05/08/22	102,385
	American Express Credit Corp., MTN
149,000	1.75%, 06/12/15	150,800
	Bank of America Corp.
152,000	3.88%, 03/22/17	155,008
55,000	5.63%, 10/14/16	58,507
267,000	5.70%, 01/24/22	294,593
100,000	5.75%, 12/01/17	106,844
51,000	5.88%, 02/07/42	56,069
35,000	6.50%, 08/01/16	38,469
	Barclays Bank PLC
248,000	2.25%, 05/10/17(g)	248,269
	Citigroup, Inc.
203,000	4.45%, 01/10/17	213,011
260,000	5.00%, 09/15/14	266,655
77,000	5.88%, 01/30/42	84,405
100,000	6.13%, 08/25/36	98,664
	Credit Suisse AG
200,000	2.60%, 05/27/16(g)	205,664
	Dolphin Subsidiary II, Inc.
96,000	7.25%, 10/15/21(g)	107,040
	Ford Motor Credit Co. LLC
99,000	3.00%, 06/12/17	98,567
	Goldman Sachs Capital I
88,000	6.35%, 02/15/34	83,473
	Goldman Sachs Group, Inc. (The)
107,000	3.30%, 05/03/15	107,057
198,000	5.75%, 01/24/22	209,395
	JPMorgan Chase & Co.
138,000	4.35%, 08/15/21	145,919
201,000	4.50%, 01/24/22	216,944
	Morgan Stanley
83,000	5.50%, 07/28/21	81,920
8,000	5.75%, 01/25/21	7,901
	Toyota Motor Credit Corp., MTN
150,000	1.75%, 05/22/17	151,392

		3,390,557

ENERGY - 4.2%
	Anadarko Petroleum Corp.
90,000	5.95%, 09/15/16	102,226
56,000	6.38%, 09/15/17	65,125
	Apache Corp.
102,000	4.75%, 04/15/43	113,774
	Arch Coal, Inc.
97,000	7.00%, 06/15/19(h)	82,450

Principal Amount ($)		Value ($)
CORPORATE NOTES — (continued)
ENERGY — (continued)
	BG Energy Capital PLC
107,000	4.00%, 10/15/21(g)	114,397
	BP Capital Markets PLC
70,000	1.85%, 05/05/17	70,778
160,000	2.25%, 11/01/16	164,948
151,000	3.25%, 05/06/22	156,673
	Cameron International Corp.
50,000	1.60%, 04/30/15	50,070
50,000	3.60%, 04/30/22	50,182
	Denbury Resources, Inc.
83,000	6.38%, 08/15/21	86,735
67,000	8.25%, 02/15/20	73,700
	Devon Energy Corp.
101,000	1.88%, 05/15/17	101,135
	Ecopetrol SA
19,000	7.63%, 07/23/19	24,035
	Energy Transfer Equity LP
73,000	7.50%, 10/15/20	80,482
	Energy Transfer Partners LP
24,000	6.50%, 02/01/42	25,806
77,000	6.70%, 07/01/18	88,434
	Forest Oil Corp.
96,000	7.25%, 06/15/19	88,560
	Korea National Oil Corp.
200,000	3.13%, 04/03/17(g)	204,444
	Linn Energy LLC
79,000	8.63%, 04/15/20	85,518
	Marathon Petroleum Corp.
51,000	6.50%, 03/01/41	58,159
	NAK Naftogaz Ukraine
100,000	9.50%, 09/30/14	96,375
	Newfield Exploration Co.
10,000	5.63%, 07/01/24	10,238
96,000	5.75%, 01/30/22	100,800
	Occidental Petroleum Corp.
141,000	2.70%, 02/15/23	142,206
	Odebrecht Drilling Norbe VII/IX, Ltd.
97,000	6.35%, 06/30/21(g)(h)	102,092
	ONEOK Partners LP
117,000	6.13%, 02/01/41	132,398
	Peabody Energy Corp.
56,000	6.25%, 11/15/21(g)	55,720
	Petrobras International Finance Co.
41,000	2.88%, 02/06/15	41,718
154,000	3.50%, 02/06/17	158,464
45,000	3.88%, 01/27/16	46,685
	Petroleos Mexicanos
40,000	6.00%, 03/05/20	46,460
19,000	6.50%, 06/02/41(g)	22,278
	Phillips 66
44,000	5.88%, 05/01/42(g)	47,538
	Pioneer Natural Resources Co.
94,000	3.95%, 07/15/22	94,417
	Power Sector Assets & Liabilities Management Corp.
100,000	7.39%, 12/02/24(g)	130,000
	Pride International, Inc.
107,000	6.88%, 08/15/20	131,497
	Range Resources Corp.
96,000	5.75%, 06/01/21	100,800

46  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
CORPORATE NOTES — (continued)
ENERGY — (continued)
	Rowan Cos., Inc.
50,000	4.88%, 06/01/22	50,536
	Total Capital International SA
234,000	1.55%, 06/28/17	234,828
	Valero Energy Corp.
51,000	6.63%, 06/15/37	57,369
	Weatherford International, Ltd.
82,000	4.50%, 04/15/22	84,204
77,000	5.95%, 04/15/42	81,284

		3,855,538

FOOD & STAPLES RETAILING - 0.4%
	CVS Caremark Corp.
61,000	3.25%, 05/18/15	64,252
111,000	5.75%, 06/01/17	131,233
	Ingles Markets, Inc.
194,000	8.88%, 05/15/17	212,188

		407,673

FOOD, BEVERAGE & TOBACCO - 2.2%
	Anheuser-Busch InBev Worldwide, Inc.
172,000	3.63%, 04/15/15	184,293
156,000	5.38%, 11/15/14(g)	172,074
	Archer-Daniels-Midland Co.
176,000	5.77%, 03/01/41	224,701
	Coca-Cola Co. (The)
119,000	3.30%, 09/01/21(g)	127,906
	Diageo Capital PLC
151,000	1.50%, 05/11/17	151,733
	Diageo Investment Corp.
151,000	2.88%, 05/11/22(h)	155,447
40,000	4.25%, 05/11/42(h)	42,513
	Heineken N.V.
204,000	3.40%, 04/01/22(g)	209,364
	Kraft Foods Group, Inc.
100,000	1.63%, 06/04/15(g)	101,130
100,000	2.25%, 06/05/17(g)	102,507
120,000	5.00%, 06/04/42(g)	127,510
	Lorillard Tobacco Co.
108,000	3.50%, 08/04/16	112,693
	Molson Coors Brewing Co.
81,000	5.00%, 05/01/42	87,861
	PepsiCo, Inc.
136,000	2.75%, 03/05/22	137,557
	Philip Morris International, Inc.
111,000	2.50%, 05/16/16	116,578

		2,053,867

HEALTH CARE EQUIPMENT & SERVICES - 1.5%
	Baxter International, Inc.
126,000	1.85%, 01/15/17	128,892
	Cigna Corp.
347,000	2.75%, 11/15/16	357,871
105,000	5.38%, 02/15/42	112,142
	Covidien International Finance SA
100,000	1.35%, 05/29/15	100,201
100,000	3.20%, 06/15/22	103,316

Principal Amount ($)		Value ($)
CORPORATE NOTES — (continued)
HEALTH CARE EQUIPMENT & SERVICES — (continued)
	DaVita, Inc.
96,000	6.38%, 11/01/18	99,360
	Dentsply International, Inc.
166,000	2.75%, 08/15/16	168,938
109,000	4.13%, 08/15/21	113,687
	Fresenius Medical Care US Finance, Inc.
51,000	5.75%, 02/15/21(g)	53,359
	HCA, Inc.
114,000	6.50%, 02/15/20	123,832
	Roche Holdings, Inc.
18,000	6.00%, 03/01/19(g)	22,421

		1,384,019

HOTELS, RESTAURANTS & LEISURE - 0.1%
	CityCenter Holdings LLC/CityCenter Finance Corp.
58,000	7.63%, 01/15/16	61,480

INSURANCE - 1.0%
	American International Group, Inc.
75,000	4.88%, 06/01/22	76,892
	Berkshire Hathaway Finance Corp.
101,000	1.60%, 05/15/17	101,822
151,000	3.00%, 05/15/22(h)	153,127
	Berkshire Hathaway, Inc.
49,000	3.75%, 08/15/21(h)	52,374
	CNA Financial Corp.
105,000	5.88%, 08/15/20	115,652
	Hartford Financial Services Group, Inc.
101,000	5.13%, 04/15/22	104,205
	Liberty Mutual Group, Inc.
70,000	4.95%, 05/01/22(g)	69,700
75,000	6.50%, 05/01/42(g)	76,166
	Prudential Financial, Inc., MTN
51,000	5.63%, 05/12/41	52,272
25,000	5.80%, 11/16/41	26,265
	Willis Group Holdings PLC
110,000	4.13%, 03/15/16	115,094

		943,569

MATERIALS - 1.2%
	ALROSA Finance SA
200,000	7.75%, 11/03/20(g)	210,454
	BHP Billiton Finance USA, Ltd.
154,000	1.63%, 02/24/17	155,231
	Corp Nacional del Cobre de Chile
113,000	3.75%, 11/04/20(g)	118,411
22,000	5.63%, 09/21/35(g)	25,946
	Eastman Chemical Co.
281,000	2.40%, 06/01/17	284,304
	Kinross Gold Corp.
30,000	6.88%, 09/01/41	30,541
	Newmont Mining Corp.
75,000	4.88%, 03/15/42	73,415
	Rio Tinto Finance USA, Ltd.
102,000	3.50%, 03/22/22	107,721
	Xstrata Finance Canada, Ltd.
108,325	5.80%, 11/15/16(g)	121,123

		1,127,146

See accompanying Notes to Investment Portfolios  |  47

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
CORPORATE NOTES — (continued)
MEDIA - 1.8%
	CBS Corp.
47,000	1.95%, 07/01/17	47,009
47,000	4.85%, 07/01/42	46,181
	CCO Holdings LLC
106,000	8.13%, 04/30/20	118,720
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
51,000	2.40%, 03/15/17	51,393
25,000	3.80%, 03/15/22	25,333
103,000	4.60%, 02/15/21(g)	109,740
50,000	4.75%, 10/01/14	53,700
51,000	5.15%, 03/15/42	51,524
	Globo Comunicacao e Participacoes SA
100,000	6.25%, 07/20/49(f)(g)	107,730
	News America, Inc.
43,000	6.65%, 11/15/37	50,360
	Omnicom Group, Inc.
132,000	3.63%, 05/01/22	134,401
	Time Warner Cable, Inc.
160,000	5.50%, 09/01/41	174,751
123,000	6.75%, 07/01/18	150,026
	Time Warner, Inc.
212,000	3.15%, 07/15/15	223,743
50,000	3.40%, 06/15/22	50,526
35,000	4.90%, 06/15/42	35,653
	Viacom, Inc.
72,000	1.25%, 02/27/15	72,226
160,000	2.50%, 12/15/16	165,832

		1,668,848

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
	Agilent Technologies, Inc.
108,000	5.50%, 09/14/15	120,948
	Allergan, Inc.
88,000	3.38%, 09/15/20	93,772
	Amgen, Inc.
50,000	2.13%, 05/15/17	50,645
77,000	2.30%, 06/15/16	79,213
53,000	2.50%, 11/15/16	55,124
50,000	3.63%, 05/15/22(h)	51,809
50,000	5.38%, 05/15/43	54,297
84,000	5.65%, 06/15/42	94,094
	Aristotle Holding, Inc.
175,000	2.65%, 02/15/17(g)	178,232
51,000	3.90%, 02/15/22(g)	52,968
52,000	4.75%, 11/15/21(g)	57,652
79,000	6.13%, 11/15/41(g)	96,360
	Cardinal Health, Inc.
150,000	1.90%, 06/15/17(h)	151,301
	Express Scripts, Inc.
155,000	3.13%, 05/15/16	161,528
	Mylan, Inc.
124,000	7.88%, 07/15/20(g)	139,655

		1,437,598

REAL ESTATE - 0.5%
	Boston Properties LP
100,000	3.85%, 02/01/23	101,153

Principal Amount ($)		Value ($)
CORPORATE NOTES — (continued)
REAL ESTATE — (continued)
	DDR Corp.
66,000	4.63%, 07/15/22	65,266
	Duke Realty LP
109,000	6.50%, 01/15/18	123,687
	Host Hotels & Resorts LP
48,000	6.00%, 11/01/20	52,320
	Simon Property Group LP
153,000	2.15%, 09/15/17	152,953

		495,379

RETAILING - 0.2%
	Lowe’s Cos., Inc.
53,000	4.65%, 04/15/42	56,511
	Target Corp.
94,000	4.00%, 07/01/42	92,993

		149,504

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
	Broadcom Corp.
107,000	2.70%, 11/01/18	110,485
	Texas Instruments, Inc.
166,000	2.38%, 05/16/16	174,719

		285,204

SOFTWARE & SERVICES - 0.2%
	Symantec Corp.
141,000	2.75%, 06/15/17	141,793

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
	Hewlett-Packard Co.
125,000	4.05%, 09/15/22	126,192

TELECOMMUNICATION SERVICES - 2.7%
	America Movil SAB de CV
200,000	2.38%, 09/08/16	206,180
	Amphenol Corp.
205,000	4.00%, 02/01/22	209,245
	AT&T, Inc.
207,000	0.88%, 02/13/15(h)	206,978
104,000	1.60%, 02/15/17(h)	104,248
88,000	2.95%, 05/15/16	93,293
72,000	5.55%, 08/15/41	86,156
19,000	5.60%, 05/15/18	22,769
136,000	6.40%, 05/15/38	171,775
	CenturyLink, Inc.
55,000	5.80%, 03/15/22	54,853
58,000	7.65%, 03/15/42	56,454
	Cincinnati Bell, Inc.
124,000	8.25%, 10/15/17	129,580
	Corning, Inc.
119,000	4.75%, 03/15/42	125,205
	Crown Castle Towers LLC
110,000	4.88%, 08/15/20(g)	119,631
10,000	6.11%, 01/15/20(g)	11,593
	Deutsche Telekom International Finance BV
150,000	2.25%, 03/06/17	148,381
	Frontier Communications Corp.
96,000	7.13%, 03/15/19(g)	97,440

48  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
CORPORATE NOTES — (continued)
TELECOMMUNICATION SERVICES — (continued)
	Hughes Satellite Systems Corp.
70,000	6.50%, 06/15/19	74,725
	Koninklijke Philips Electronics N.V.
50,000	3.75%, 03/15/22	51,999
51,000	5.00%, 03/15/42	55,046
	PAETEC Holding Corp.
86,000	8.88%, 06/30/17	93,095
	Verizon Communications, Inc.
254,000	2.00%, 11/01/16	260,196
	Vivendi SA
153,000	3.45%, 01/12/18(g)	150,013

		2,528,855

TRANSPORTATION - 0.1%
	Air Jamaica, Ltd.
5,000	9.38%, 07/08/15	5,237
	CSX Corp.
102,000	4.25%, 06/01/21(h)	111,605

		116,842

UTILITIES - 2.9%
	AES Panama SA
60,000	6.35%, 12/21/16(g)	65,100
	Arizona Public Service Co.
70,000	6.25%, 08/01/16	82,189
	Banco do Nordeste do Brasil SA
100,000	3.63%, 11/09/15(g)	101,500
	Calpine Corp.
15,000	7.25%, 10/15/17(g)	16,200
	Carolina Power & Light Co.
187,000	2.80%, 05/15/22	190,477
	Consolidated Edison Co. of New York, Inc.
11,000	5.85%, 04/01/18	13,421
121,000	6.65%, 04/01/19	153,809
	Dominion Resources, Inc.
76,000	1.95%, 08/15/16	77,523
43,000	4.90%, 08/01/41	48,795
	Empresa de Energia de Bogota SA
19,000	6.13%, 11/10/21(g)	20,140
	Exelon Corp.
117,000	4.90%, 06/15/15	127,253
	Florida Power & Light Co.
95,000	4.13%, 02/01/42	99,896
	Georgia Power Co.
50,000	4.30%, 03/15/42	52,305
	Great Plains Energy, Inc.
111,000	4.85%, 06/01/21	119,428
	Majapahit Holding BV
100,000	7.75%, 10/17/16(g)	114,625
	Midamerican Energy Holdings Co.
9,000	6.13%, 04/01/36	11,300
	NextEra Energy Capital Holdings, Inc.
230,000	2.60%, 09/01/15	236,481
	Nisource Finance Corp.
113,000	3.85%, 02/15/23	113,135

Principal Amount ($)		Value ($)
CORPORATE NOTES — (continued)
UTILITIES — (continued)
	Oglethorpe Power Corp.
57,000	5.38%, 11/01/40(h)	67,163
	Pacific Gas & Electric Co.
89,000	6.05%, 03/01/34	112,525
	PacifiCorp
400,000	6.00%, 01/15/39	527,520
6,000	6.25%, 10/15/37	8,097
	Potomac Edison Co. (The)
112,000	5.35%, 11/15/14	121,961
	Sempra Energy
204,000	2.30%, 04/01/17	209,303

		2,690,146

	Total Corporate Notes (Cost $26,140,351)	27,336,959

MUNICIPAL BONDS AND NOTES - 0.6%
	American Municipal Power, Inc.
45,000	6.27%, 02/15/50	51,823
	Municipal Electric Authority of Georgia
68,000	6.64%, 04/01/57	78,962
	New Jersey State Turnpike Authority
55,000	7.10%, 01/01/41	77,598
80,000	7.41%, 01/01/40	116,692
	New Jersey Transportation Trust Fund Authority
50,000	6.88%, 12/15/39	57,464
	South Carolina State Public Service Authority
55,000	6.45%, 01/01/50	77,805
	State of California, GO
75,000	5.70%, 11/01/21	85,462

	Total Municipal Bonds and Notes (Cost $445,783)	545,806

NON-AGENCY COLLATERALIZED MORTGAGE BACKED SECURITIES - 3.6%
	Banc of America Commercial Mortgage, Inc.
	(Series 2005-6) (Class A4)
150,000	5.37%, 09/10/47(b)	168,110
	(Series 2007-4) (Class A4)
100,000	5.92%, 02/10/51(b)	115,731
	(Series 2008-1) (Class A4)
50,000	6.39%, 02/10/51(b)	59,039
	Bear Stearns Commercial Mortgage Securities
	(Series 2005-T18) (Class A4)
200,000	4.93%, 02/13/42(b)	218,211
	(Series 2006-PW11) (Class A2)
88,678	5.57%, 03/11/39(b)	88,927
	(Series 2006-T22) (Class AM)
110,000	5.71%, 04/12/38(b)	117,930
	(Series 2007-PW16) (Class AJ)
60,000	5.91%, 06/11/40(b)	43,682
	Citigroup Commercial Mortgage Trust
	(Series 2006-C5) (Class AJ)
50,000	5.48%, 10/15/49(b)	43,613

See accompanying Notes to Investment Portfolios  |  49

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
NON-AGENCY COLLATERALIZED MORTGAGE BACKED SECURITIES — (continued)
	Commercial Mortgage Pass Through Certificates
	(Series 2005-LP5) (Class A4)
60,000	4.98%, 05/10/43(b)	65,720
	DBUBS Mortgage Trust
	(Series 2011-LC1A) (Class F)
100,000	5.73%, 11/10/46(b)(g)	77,445
	Extended Stay America Trust
	(Series 2010-ESHA) (Class D)
100,000	5.50%, 11/05/27(g)	101,195
	Greenwich Capital Commercial Funding Corp.
	(Series 2007-GG9) (Class A4)
50,000	5.44%, 03/10/39	55,669
	GS Mortgage Securities Corp. II
	(Series 2011-GC5) (Class A2)
110,000	3.00%, 08/10/44	116,379
	Jp Morgan Chase Commercial Mortgage Securities Corp.
	(Series 2012-CBX) (Class AS)
90,000	4.27%, 06/16/45	91,800
	JP Morgan Chase Commercial Mortgage Securities Corp.
	(Series 2005-LDP1) (Class A4)
50,000	5.04%, 03/15/46(b)	54,383
	(Series 2005-CB11) (Class A4)
440,000	5.34%, 08/12/37(b)	484,418
	(Series 2006-LDP8) (Class AM)
100,000	5.44%, 05/15/45	107,689
	(Series 2007-CB18) (Class A4)
220,000	5.44%, 06/12/47	249,574
	LB-UBS Commercial Mortgage Trust
	(Series 2005-C5) (Class A4)
120,000	4.95%, 09/15/30	131,957
	(Series 2006-C1) (Class A4)
120,000	5.16%, 02/15/31	134,169
	Merrill Lynch Mortgage Trust
	(Series 2006-C1) (Class B)
125,000	5.85%, 05/12/39(b)	80,644
	Morgan Stanley Capital I
	(Series 2006-T21) (Class A4)
150,000	5.16%, 10/12/52(b)	167,609
	(Series 2007-IQ16) (Class A2)
44,738	5.62%, 12/12/49	44,812
	(Series 2006-IQ11) (Class B)
100,000	5.90%, 10/15/42(b)	77,768
	(Series 2006-IQ11) (Class C)
131,000	5.90%, 10/15/42(b)	99,816
	(Series 2006-T23) (Class A4)
50,000	5.99%, 08/12/41(b)	58,185
	(Series 2008-T29) (Class AM)
120,000	6.46%, 01/11/43(b)	132,820

Principal Amount ($)		Value ($)
NON-AGENCY COLLATERALIZED MORTGAGE BACKED SECURITIES — (continued)
	Wachovia Bank Commercial Mortgage Trust
	(Series 2006-C23) (Class AM)
120,000	5.47%, 01/15/45(b)	129,963

	Total Non-Agency Collateralized Mortgage Backed Securities (Cost $3,076,903)	3,317,258

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
	Banc of America Mortgage Securities, Inc.
	(Series 2006-A) (Class B1)
4,740	5.58%, 02/25/36(b)	38
	Collateralized Mortgage Obligation Trust
	(Series 55) (Class B)
1,531	0.00%, 11/01/18(c)(d)	1,508
	Credit Suisse First Boston Mortgage Securities Corp.
	(Series 2005-9) (Class CB1)
100,629	5.32%, 10/25/35(b)	6,719
	Credit Suisse Mortgage Capital Certificates
	(Series 2006-1) (Class CB1)
43,913	5.60%, 02/25/36(b)	1,227
	Interstar Millennium Trust
7,747	0.87%, 03/14/36(b)	7,155
	MASTR Alternative Loans Trust
	(Series 2003-5) (Class 15AX)
58,112	5.00%, 08/25/18(a)	5,483
	Morgan Stanley Capital I
	(Series 2007-T27) (Class AJ)
90,000	5.82%, 06/11/42(b)	79,180
	Residential Funding Mortgage Securities I
	(Series 2006-S1) (Class M1)
12,404	5.75%, 01/25/36	—
	Wells Fargo Mortgage Backed
	Securities Trust
	(Series 2005-17) (Class B1)
10,870	5.50%, 01/25/36	—
	(Series 2006-3) (Class B1)
169,895	5.50%, 03/25/36	5,270

	Total Non-Agency Collateralized Mortgage Obligations (Cost $413,927)	106,580

SOVEREIGN BONDS - 2.7%
	Argentine Republic Government International Bond
14,979	2.50%, 12/31/38(f)	4,868
10,688	8.28%, 12/31/33	6,867
	El Salvador Government International Bond
40,000	7.65%, 06/15/35(g)	42,360
	Hungary Government International Bond
13,000	4.75%, 02/03/15	12,545
53,000	6.25%, 01/29/20	51,913

50  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes — (continued)
SOVEREIGN BONDS — (continued)
36,000	7.63%, 03/29/41	35,370
	Indonesia Government International Bond
50,440	3.75%, 04/25/22(g)	50,566
	Inter-American Development Bank
161,000	1.38%, 10/18/16	164,839
	Korea Development Bank
172,000	3.25%, 03/09/16	178,409
	Korea National Oil Corp.
137,000	2.88%, 11/09/15(g)	139,754
	Lebanon Government International Bond
6,600	4.00%, 12/31/17	6,435
20,000	5.15%, 11/12/18	19,800
20,000	6.10%, 10/04/22	20,050
	Mexico Government International Bond
20,000	5.75%, 10/12/49(e)(i)	22,850
18,000	6.05%, 01/11/40(h)	23,310
	Mexico Government International Bond, MTN
62,000	4.75%, 03/08/44	66,960
	Panama Government International Bond
61,000	6.70%, 01/26/36	82,655
	Peruvian Government International Bond
71,000	6.55%, 03/14/37	96,986
	Philippine Government International Bond
100,000	6.38%, 01/15/32	126,625
	Poland Government International Bond
76,000	5.00%, 03/23/22	83,334
13,000	6.38%, 07/15/19	15,361
	Province of Manitoba Canada
65,000	4.90%, 12/06/16	76,026
	Republic of Ghana
100,000	8.50%, 10/04/17(g)	111,250
	Republic of Serbia
200,000	7.25%, 09/28/21(g)	206,500
	Romanian Government International Bond
38,000	6.75%, 02/07/22(g)	39,758
	Russian Foreign Bond - Eurobond
100,000	5.00%, 04/29/20(g)	109,000
15,299	7.50%, 03/31/30(f)	18,406
	Turkey Government International Bond
100,000	5.63%, 03/30/21	109,625
200,000	6.00%, 01/14/41	211,250
19,000	6.88%, 03/17/36	22,377
	Ukraine Government International Bond
200,000	6.25%, 06/17/16(g)	180,000
	Uruguay Government International Bond
50,472	6.88%, 09/28/25	66,875
	Venezuela Government International Bond
60,000	10.75%, 09/19/13	62,100

Principal Amount ($)		Value ($)
SOVEREIGN BONDS — (continued)
	Vietnam Government International Bond
6,957	1.56%, 03/12/16(b)	6,324

	Total Sovereign Bonds (Cost $2,340,046)	2,471,348

U.S. GOVERNMENT AGENCY - 0.6%
	Federal Home Loan Mortgage Corp.
527,000	2.38%, 01/13/22	541,988

	Total U.S. Government Agency (Cost $546,689)	541,988

U.S. TREASURIES - 13.6%
	U.S. Treasury Bonds
2,037,000	3.00%, 05/15/42(h)	2,133,758
4,060,200	3.13%, 02/15/42(j)	4,361,544
	U.S. Treasury Notes
502,000	0.25%, 03/31/14	501,490
984,400	0.63%, 05/31/17(h)	980,016
4,492,300	1.75%, 05/15/22(h)	4,529,501

	Total U.S. Treasuries (Cost $12,137,548)	12,506,309

	Total Bonds & Notes (Cost $76,386,542)	79,163,851

Shares
Other Investments - 0.3%
289,233	GEI Investment Fund(k)	312,372

	Total Other Investments (Cost $289,233)	312,372

Registered Investment Company - 27.2%
25,031,357	Federated Prime Obligations Fund	25,031,357

	Total Registered Investment Company (Cost $25,031,357)	25,031,357

Total Investments - 113.3%		104,507,580

(Cost $101,707,132)
Liabilities in Excess of Other Assets - (13.3)%		(12,282,972)

Net Assets - 100.0%		92,224,608

See accompanying Notes to Investment Portfolios  |  51

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis Fixed Income Fund

(a)	Interest only security. These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of prinicpal on the pool reduce the value of the “interest only” holding.
(b)	Variable or floating rate security. The interest rate shown reflects the rate in effect at June 30, 2012.
(c)	Principal only security. These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(d)	Zero coupon bond. Coupon amount represents effective yield to maturity.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(f)	Step coupon bond. Security becomes interest bearing at a future date.
(g)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2012, these securities amounted to $7,509,820 or 8.0% of net assets.
(h)	Securities (or a portion of securities) on loan. As of June 30, 2012, the market value of securites loaned was $7,706,392. The loaned securities were secured with cash collateral of $7,961,542. Collateral is calculated based on prior day’s prices.
(i)	The actual maturity date of this security is 10/12/2110.
(j)	At June 30, 2012, all or portion of this security was pledged as collateral requirements for futures contracts and/or TBA’s.
(k)	The security, a private fund, is affiliated with GEAM, the Fund’s sub-adviser.

ARM	Adjustable Rate Mortgage
MTN	Medium-Term Note
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To be announced

The Fund had the following futures contracts, brokered by Royal Bank of Scotland, open at June 30, 2012:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)

Long Futures:
2 Yr. U.S. Treasury Notes Futures	September 2012	22	4,844,125	$(2,191)
5 Yr. U.S. Treasury Notes Futures	September 2012	183	22,686,281	(2,083)

				(4,274)
Short Futures: 10 Yr. U.S. Treasury Notes Futures	September 2012	91	12,137,125	(27,984)
Long U.S. Treasury Bond Futures	September 2012	11	1,627,656	(11,119)
Ultra Long U.S. Treasury Bond Futures	September 2012	19	3,170,031	(41,432)

				(80,535)

				$(84,809)

52  |   See accompanying Notes to Investment Portfolios

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2012	Pyxis Money Market Fund II

Principal Amount ($)		Amortized Cost ($)
Short-Term Investments - 95.8%
CERTIFICATES OF DEPOSIT - 14.5%
	Bank of Nova Scotia
1,500,000	0.18%, 07/13/12	1,500,000
	Barclays Bank PLC
1,200,000	0.20%, 07/18/12	1,200,000
	National Australia Bank/New York
1,500,000	0.29%, 10/29/12(a)	1,500,000
	Royal Bank of Canada
1,000,000	0.46%, 04/10/13(a)	999,999
	Standard Chartered Bank
1,450,000	0.29%, 09/10/12	1,450,000
	Svenska Handelsbanken AB
1,500,000	0.27%, 07/10/12	1,500,000
	Toronto Dominion Bank
1,200,000	0.21%, 09/18/12	1,200,000
	Westpac Banking Corp., New York
1,700,000	0.47%, 02/11/13(a)	1,700,000

	Total Certificates of Deposit (Cost $11,049,999)	11,049,999

COMMERCIAL PAPER - 16.2%
	Chevron Corp.
1,000,000	0.11%, 08/13/12(b)	999,869
	Commonwealth Bank of Australia
1,850,000	0.21%, 08/21/12(b)	1,849,450
	HSBC Bank PLC
1,800,000	0.31%, 09/24/12(a)	1,800,000
	John Deere Capital Corp.
1,100,000	0.14%, 07/19/12(b)	1,099,923
	KFW
1,050,000	0.22%, 08/13/12(b)	1,049,724
	Nordea Bank AB
1,150,000	0.29%, 08/22/12(b)	1,149,518
	Novartis AG
700,000	0.16%, 08/14/12(b)	699,863
1,000,000	0.18%, 07/09/12(b)	999,959
	Procter & Gamble Co.
700,000	0.10%, 07/06/12(b)	699,990
1,000,000	0.12%, 07/11/12(b)	999,967
	Sanofi
1,000,000	0.19%, 09/13/12(b)	999,609

	Total Commercial Paper (Cost $12,347,872)	12,347,872

CORPORATE NOTES - 4.2%
	IADB
1,750,000	0.09%, 07/03/12(b)	1,749,990
	International Bank For Reconstruction & Development
1,450,000	0.80%, 07/13/12	1,450,302

	Total Corporate Notes (Cost $3,200,292)	3,200,292

U.S. GOVERNMENT AGENCY - 32.9%
	Federal Home Loan Bank
1,000,000	0.16%, 08/22/12	999,994
	Federal Home Loan Bank Discount Notes
2,000,000	0.11%, 07/05/12(b)	1,999,977
1,100,000	0.11%, 07/06/12(b)	1,099,983
950,000	0.11%, 07/11/12(b)	949,971
1,500,000	0.11%, 07/18/12(b)	1,499,921

Principal Amount ($)		Amortized Cost ($)
U.S. GOVERNMENT AGENCY — (continued)
1,950,000	0.11%, 08/22/12(b)	1,949,691
500,000	0.14%, 09/19/12(b)	499,844
	Federal Home Loan Mortgage Corp.
1,400,000	0.63%, 10/30/12	1,402,190
1,000,000	1.13%, 07/27/12	1,000,711
	Federal National Mortgage Assoc.
2,100,000	0.23%, 07/26/12(a)	2,100,207
1,900,000	0.63%, 09/24/12	1,902,149
	Federal National Mortgage Assoc. Discount Notes
1,000,000	0.10%, 08/20/12(b)	999,861
1,850,000	0.13%, 09/12/12(b)	1,849,542
	Freddie Mac Discount Notes
1,700,000	0.08%, 08/07/12(b)	1,699,860
950,000	0.09%, 07/23/12(b)	949,951
750,000	0.11%, 07/09/12(b)	749,982
1,000,000	0.11%, 07/13/12(b)	999,963
1,000,000	0.12%, 08/14/12(b)	999,853
850,000	0.13%, 08/01/12(b)	849,905
500,000	0.13%, 10/25/12(b)	499,791

	Total U.S. Government Agency (Cost $25,003,346)	25,003,346

U.S. TREASURIES - 15.5%
	U.S. Treasury Bills
1,500,000	0.12%, 08/23/12(b)	1,499,735
1,000,000	0.15%, 09/13/12(b)	999,692
	U.S. Treasury Notes
2,050,000	0.38%, 08/31/12	2,050,841
2,000,000	0.50%, 11/30/12	2,002,841
3,350,000	0.63%, 06/30/12	3,350,000
1,100,000	0.63%, 07/31/12	1,100,493
800,000	1.38%, 09/15/12	802,006

	Total U.S. Treasuries (Cost $11,805,608)	11,805,608

REPURCHASE AGREEMENT - 12.5%
9,500,000	Barclays Capital, Inc. 0.15%, 07/02/12, (Dated 06/29/12, repurchase price of $9,500,040 collateralized by a U.S. Government Obligations, 0.88%, due 02/28/17, value $9,690,048)	9,500,000

	Total Repurchase Agreement (Cost $9,500,000)	9,500,000

	Total Short-Term Investments (Cost $72,907,117)	72,907,117

See accompanying Notes to Investment Portfolios  |  53

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2012	Pyxis Money Market Fund II

	Shares	Value ($)
	Registered Investment Company - 4.2%
3,181,999	Federated Prime Obligations Fund	3,181,999

	Total Registered Investment Company (Cost $3,181,999)	3,181,999

	Total Investments - 100.0%	76,089,116

	(Cost $76,089,116)
	Liabilities in Excess of Other Assets - 0.0%	(2,336)

	Net Assets - 100.0%	76,086,780

(a)	Variable or floating rate security. The interest rate shown reflects the rate in effect at June 30, 2012.
(b)	Coupon amount represents effective yield at time of purchase.

54  |   See accompanying Notes to Investment Portfolios

NOTES TO INVESTMENT PORTFOLIOS

June 30, 2012 (unaudited)	Pyxis II

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from indepen- dent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 - Quoted prices for identical investments in active markets.

Level 2 - Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 - Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. Pyxis Capital, L.P., (formerly known as Highland Funds Asset Management, L.P.) (the “Investment Adviser” or “Pyxis”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security will be valued at the mean between the most recently quoted bid and asked prices produced by the principal market makers. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Municipal obligations are valued at the quoted bid prices when available. The pricing vendor uses various pricing models for each asset class that are consistent with what other market participants would use. The inputs and assumptions to the model of the pricing vendor are derived from market observable sources including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing vendor uses available information as applicable such as benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing. The pricing vendor considers all available market observable inputs in determining the evaluation for a security. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and primarily comprise our portfolio of corporate fixed income, government, mortgage and asset-backed securities.

In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing vendors may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances we classify the investment securities in Level 3.

The Funds use non-binding broker quotes as the primary basis for valuation when there is limited, or no, relevant market activity for a specific investment or for other investments that share similar characteristics. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker quotes are included in Level 3. As is the case with the primary pricing vendor, third-party brokers do not provide access to their proprietary valuation models, inputs and assumptions. Accordingly, Pyxis conducts internal reviews of pricing for all such investment securities periodically to ensure reasonableness of valuations used in the Funds’ financial statements. These reviews are designed to identify prices that appear stale, those that have changed significantly from prior valuations, and other anomalies that may indicate that a price may not be accurate. Based on the information available, Pyxis believes that the fair values provided by the brokers are representative of prices that would be received to sell the assets at the measurement date (exit prices).

All portfolio securities of the Money Market Fund II and any short-term securities of sufficient credit quality held by any other Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost which approximates market value and these are included in Level 2.

A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and those are also included in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed

| 55

NOTES TO INVESTMENT PORTFOLIOS (continued)

June 30, 2012 (unaudited)	Pyxis II

to establish its “fair” value. These securities would be classified in Level 3. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a model to identify affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Portfolio securities may be valued using techniques other than market quotations, under the circumstances described above. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Funds could sell a portfolio security for the value established for it at any time and it is possible that the Funds would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at the value at the beginning of the period. The following tables present the Funds’ investments measured at fair value on a recurring basis at June 30, 2012:

	Total value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Alpha Trend Strategies Fund
Assets
Exchange Traded Funds*	$1,497,828	$1,497,828	$—	$—
Registered Investment Company	2,320,953	2,320,953	—	—

Total	$3,818,781	$3,818,781	$—	$—

Alternative Income Fund
Assets
Exchange Traded Funds*	$11,606,142	$11,606,142	$—	$—
Registered Investment Company	3,467,428	3,467,428	—	—

Total	$15,073,570	$15,073,570	$—	$—

56  |

NOTES TO INVESTMENT PORTFOLIOS (continued)

June 30, 2012 (unaudited)	Pyxis II

	Total value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Energy and Materials Fund
Assets
Common Stock*	$2,524,729	$2,524,729	$—	$—
Other Investments	435,548	435,548	—	—
Registered Investment Company	136,961	136,961	—	—

Total Assets	3,097,238	3,097,238	—	—

Liabilities
Short Sales	(165,990)	(165,990)	—	—

Total Liabilities	(165,990)	(165,990)	—	—

Total	$2,931,248	$2,931,248	$—	$—

Trend Following Fund
Assets
Exchange Traded Funds*	$3,237,737	$3,237,737	$—	$—
Registered Investment Company	1,881,875	1,881,875	—	—

Total	$5,119,612	$5,119,612	$—	$—

U.S. Equity Fund
Assets
Common Stock*	$150,795,163	$150,795,163	$—	$—
Other Investments	2,642,048	2,583,997	58,051	—
Registered Investment Company	7,905,788	7,905,788	—	—
Other Financial Instruments
Equity Contracts - Futures**	23,775	23,775	—	—

Total	$161,366,774	$161,308,723	$58,051	$—

Core America Equity Fund
Assets
Common Stock*	$31,465,159	$31,465,159	$—	$—
Other Investments	529,613	520,392	9,221	—
Registered Investment Company	242,636	242,636	—	—

Total	$32,237,408	$32,228,187	$9,221	$—

Dividend Equity Fund
Assets
Common Stock*	$9,512,751	$9,512,751	$—	$—
Other Investments	261,637	261,637	—	—
Registered Investment Company	301,406	301,406	—	—

Total	$10,075,794	$10,075,794	$—	$—

Premier Growth Equity Fund
Assets
Common Stock*	$150,369,829	$150,369,829	$—	$—
Other Investments	9,826	—	9,826	—
Registered Investment Company	3,303,500	3,303,500	—	—

Total Assets	153,683,155	153,673,329	9,826	—

Liabilities
Other Financial Instruments
Equity Contracts - Futures**	(39,435)	(39,435)	—	—

Total Liabilities	(39,435)	(39,435)	—	—

Total	$153,643,720	$153,633,894	$9,826	$—

  |   57

NOTES TO INVESTMENT PORTFOLIOS (continued)

June 30, 2012 (unaudited)	Pyxis II

	Total value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Small-Cap Equity Fund
Assets
Common Stock*	$35,998,133	$35,998,133	$—	$—
Other Investments	6,650	—	6,650	—
Registered Investment Company	1,301,994	1,301,994	—	—

Total	$37,306,777	$37,300,127	$6,650	$—

Global Equity Fund
Assets
Common Stock*	$21,129,056	$13,840,707	$7,288,349	$—
Preferred Stock	126,009	126,009	—	—
Other Investments	222,754	201,904	20,850	—
Registered Investment Company	1,268,260	1,268,260	—	—
Other Financial Instruments
Equity Contracts - Futures**	25,591	25,591	—	—

Total	$22,771,670	$15,462,471	$7,309,199	$—

International Equity Fund
Assets
Common Stock
Australia	$210,952	$—	$210,952	$—
Belgium	147,610	—	147,610	—
Brazil	59,191	59,191	—	—
Canada	389,798	389,798	—	—
China	164,536	164,536	—	—
France	1,128,463	—	1,128,463	—
Germany	1,389,510	—	1,389,510	—
Hong Kong	284,756	—	284,756	—
India	42,361	42,361	—	—
Ireland	152,148	—	152,148	—
Italy	262,496	—	262,496	—
Japan	2,112,004	—	2,112,004	—
Netherlands	240,933	—	240,933	—
Singapore	242,112	—	242,112	—
South Korea	291,630	—	291,630	—
Sweden	353,067	—	353,067	—
Switzerland	1,038,610	—	1,038,610	—
Taiwan	254,840	254,840	—	—
United Kingdom	3,252,109	—	3,252,109	—
Preferred Stock*	184,451	—	184,451	—
Other Investments	12,629	—	12,629	—
Registered Investment Company	27,171	27,171	—	—

Total Assets	12,241,377	937,897	11,303,480	—

Liabilities
Other Financial Instruments
Equity Contracts - Futures**	(4,061)	(4,061)	—	—

Total Liabilities	(4,061)	(4,061)	—	—

Total	$12,237,316	$933,836	$11,303,480	$—

58  |

NOTES TO INVESTMENT PORTFOLIOS (continued)

June 30, 2012 (unaudited)	Pyxis II

	Total value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Return Fund
Assets
Common Stock
Domestic Equity
Automobiles & Components	$61,050	$61,050	$—	$ —
Banks	971,673	729,127	242,546	—
Capital Goods	1,196,565	1,196,565	—	—
Consumer Durables & Apparel	215,388	50,867	164,521	—
Consumer Services	412,893	412,893	—	—
Diversified Financials	2,474,847	2,474,847	—	—
Energy	2,376,772	2,376,772	—	—
Food & Staples Retailing	133,134	133,134	—	—
Food, Beverage & Tobacco	2,347,130	2,347,130	—	—
Health Care Equipment & Services	1,769,045	1,769,045	—	—
Household & Personal Products	333,792	333,792	—	—
Insurance	869,155	869,155	—	—
Materials	935,470	935,470	—	—
Media	2,218,274	2,218,274	—	—
Pharmaceuticals, Biotechnology & Life Sciences	2,485,752	2,485,752	—	—
Real Estate	807,637	807,637	—	—
Retailing	1,589,757	1,589,757	—	—
Semiconductors & Semiconductor Equipment	743,753	743,753	—	—
Software & Services	3,978,151	3,978,151	—	—
Technology Hardware & Equipment	3,067,608	3,067,608	—	—
Telecommunication Services	502,013	502,013	—	—
Transportation	915,441	915,441	—	—
Utilities	811,696	811,696	—	—
Foreign Equity
Automobiles & Components	516,995	—	516,995	—
Banks	962,151	—	962,151	—
Capital Goods	1,452,025	105,055	1,346,970	—
Commercial & Professional Services	463,904	—	463,904	—
Consumer Durables & Apparel	287,327	—	287,327	—
Diversified Financials	253,732	—	253,732	—
Energy	1,222,772	432,692	790,080	—
Food & Staples Retailing	5,772	—	5,772	—
Food, Beverage & Tobacco	1,169,934	139,632	1,030,302	—
Health Care Equipment & Services	517,965	—	517,965	—
Household & Personal Products	477,070	—	477,070	—
Insurance	945,475	—	945,475	—
Materials	1,398,118	267,757	1,130,361	—
Media	162,956	—	162,956	—
Pharmaceuticals, Biotechnology & Life Sciences	771,819	175,973	595,846	—
Real Estate	293,128	—	293,128	—
Semiconductors & Semiconductor Equipment	542,763	264,249	278,514	—
Software & Services	962,998	572,255	390,743	—
Technology Hardware & Equipment	294,226	—	294,226	—
Telecommunication Services	532,998	—	532,998	—
Utilities	258,633	—	258,633	—
Preferred Stock	197,161	—	197,161	—
Agency Collateralized Mortgage Obligations	269,519	—	269,519	—
Agency Mortgage Backed	9,340,247	—	9,340,247	—
Asset Backed	47,843	—	47,843	—
Corporate Notes	8,437,856	—	8,437,856	—
Municipal Bonds and Notes	153,896	—	153,896	—
Non-Agency Collateralized Mortgage Backed Securities	905,312	—	905,312	—
Non-Agency Collateralized Mortgage Obligations	41,716	—	41,716	—

  |   59

NOTES TO INVESTMENT PORTFOLIOS (continued)

June 30, 2012 (unaudited)	Pyxis II

	Total value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Sovereign Bonds	$615,729	$—	$615,729	$—
U.S. Treasuries	5,610,220	—	5,610,220	—
Other Investments	4,963,663	4,779,230	184,433	—
Registered Investment Company	11,581,275	11,581,275	—	—
Other Financial Instruments
Equity Contracts - Futures**	117,845	117,845	—	—
Interest Rate Contracts - Futures**	7,391	7,391	—	—

Total Assets	86,999,430	49,253,283	37,746,147	—

Liabilities
Other Financial Instruments
Equity Contracts - Futures**	(4,123)	(4,123)	—	—
Interest Rate Contracts - Futures**	(48,657)	(48,657)	—	—

Total Liabilities	(52,780)	(52,780)	—	—

Total	$86,946,650	$49,200,503	$37,746,147	$—

Government Securities Fund
Assets
Agency Mortgage Backed	$85,806	$—	$85,806	$—
Asset Backed	1,300	—	1,300	—
Non-Agency Collateralized Mortgage Obligations	61,167	—	61,167	—
U.S. Government Agency	5,920,536	—	5,920,536	—
U.S. Treasuries	70,412,858	—	70,412,858	—
Other Investments	281,007	—	281,007	—
Registered Investment Company	7,732,187	7,732,187	—	—
Other Financial Instruments
Interest Rate Contracts - Futures**	12,603	12,603	—	—

Total Assets	84,507,464	7,744,790	76,762,674	—

Liabilities
Other Financial Instruments
Interest Rate Contracts - Futures**	(103,509)	(103,509)	—	—

Total Liabilities	(103,509)	(103,509)	—	—

Total	$84,403,955	$7,641,281	$76,762,674	$—

Short-Term Government Fund
Assets
Agency Collateralized Mortgage Obligations	$1,254,179	$—	$1,254,179	$—
Agency Mortgage Backed	3,324,152	—	3,324,152	—
Asset Backed	4,502,827	—	4,502,827	—
Non-Agency Collateralized Mortgage Backed Securities	1,452,785	—	1,452,785	—
Non-Agency Collateralized Mortgage Obligations	25,341	—	25,341	—
U.S. Treasuries	26,120,911	—	26,120,911	—
Other Investments	65,282	—	65,282	—
Registered Investment Company	442,102	442,102	—	—

Total Assets	37,187,579	442,102	36,745,477	—

Liabilities
Other Financial Instruments
Interest Rate Contracts - Futures**	(32,046)	(32,046)	—	—

Total Liabilities	(32,046)	(32,046)	—	—

Total	$37,155,533	$410,056	$36,745,477	$—

60  |

NOTES TO INVESTMENT PORTFOLIOS (continued)

June 30, 2012 (unaudited)	Pyxis II

	Total value at June 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Tax-Exempt Fund
Assets
Municipal Bonds and Notes	$35,153,407	$—	$35,153,407	$—
Other Investments	2,529	—	2,529	—
Registered Investment Company	104,508	104,508	—	—

Total	$35,260,444	$104,508	$35,155,936	$—

Fixed Income Fund
Assets
Agency Collateralized Mortgage Obligations	$937,889	$—	$937,889	$—
Agency Mortgage Backed	31,203,725	—	31,203,725	—
Asset Backed	195,989	—	195,989	—
Corporate Notes	27,336,959	—	27,336,959	—
Municipal Bonds and Notes	545,806	—	545,806	—
Non-Agency Collateralized Mortgage Backed Securities	3,317,258	—	3,317,258	—
Non-Agency Collateralized Mortgage Obligations	106,580	—	106,580	—
Sovereign Bonds	2,471,348	—	2,471,348	—
U.S. Government Agency	541,988	—	541,988	—
U.S. Treasuries	12,506,309	—	12,506,309	—
Other Investments	312,372	—	312,372	—
Registered Investment Company	25,031,357	25,031,357	—	—

Total Assets	104,507,580	25,031,357	79,476,223	—

Liabilities
Other Financial Instruments
Interest Rate Contracts - Futures**	(84,809)	(84,809)	—	—

Total Liabilities	(84,809)	(84,809)	—	—

Total	$104,422,771	$24,946,548	$79,476,223	$—

Money Market Fund II
Assets
Certificates of Deposit	$11,049,999	$—	$11,049,999	$—
Commercial Paper	12,347,872	—	12,347,872	—
Corporate Notes	3,200,292	—	3,200,292	—
U.S. Government Agency	25,003,346	—	25,003,346	—
U.S. Treasuries	11,805,608	—	11,805,608	—
Repurchase Agreement	9,500,000	—	9,500,000	—
Registered Investment Company	3,181,999	3,181,999	—	—

Total	$76,089,116	$3,181,999	$72,907,117	$—

* See Schedule of Investment detail for Industry breakout.

** Includes cumulative unrealized appreciation/(depreciation) of future contracts as reported in the Investment Portfolio.

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the series valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. As of June 30, 2012, the Funds did not have any significant transfers between Level 1 and Level 2 during the period.

  |   61

NOTES TO INVESTMENT PORTFOLIOS (continued)

June 30, 2012 (unaudited)	Pyxis II

Repurchase Agreements

Certain Funds engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund’s investment objective or policies. The Funds’ custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% for domestic securities and 105% for international securities of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Derivatives

The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed-income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange traded and the exchange’s clear-inghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund will not enter into a transaction involving futures for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain or loss on the expiration or closing of a futures contract. Securities held as collateral for futures contracts can be found on the Investment Portfo-

lio. Cash in the amount of $40,548 was held as collateral for future contracts for the International Equity Fund.

For the nine-months ended June 30, 2012, the average notional volume of derivative activity for the Funds is as follows:

Fund	Average Notional Volume as of 06/30/2012	Notional Volume as of 06/30/2012
Long Futures:
U.S. Equity	$2,193,155	$5,086,500
Core America Equity	475,091	—
Premier Growth Equity	3,639,393	—
Global Equity	366,108	733,843
International Equity	141,898	—
Total Return	9,153,211	8,547,985
Government Securities	41,639,922	41,979,594
Short-Term Government	16,451,696	27,747,000
Fixed Income	18,408,635	27,530,406

Short Futures:
Premier Growth Equity	339,100	1,356,400
Global Equity	118,739	—
International Equity	72,454	143,860
Total Return	6,999,991	8,457,985
Government Securities	42,345,137	46,556,025
Short-Term Government	16,451,696	27,747,000
Fixed Income	14,598,437	16,934,812

Short Sales

The Funds may sell securities short. A short sale is a transactionin which a Fund sells a security it does not own in anticipation that the market price of that security will decline.When a Fund makes a short sale, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay any dividends or other payments received on such borrowed securities. Cash held as collateral for short sales is classified as restricted cash. Restricted cash in the amount of $106,928 for the Energy and Materials Fund is held in the Fund’s segregated account at The Bank of New York Mellon, the Fund’s custodian. Additionally, securities valued at $918,422 were posted in the Energy and Material Fund’s segregated accounts as collateral.

Options

Certain Funds purchase and write options, subject to certain limitations. The Funds may invest in options contracts to manage their exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. A Fund will not enter into a transaction involving options for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Options

62 |

NOTES TO INVESTMENT PORTFOLIOS (continued)

June 30, 2012 (unaudited)	Pyxis II

are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid. During the nine-months ended June 30, 2012, none of the funds invested in options.

When-Issued Securities and Forward Commitments

Each of the Funds may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date. For sales commitments, the Funds maintain equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at current market value of the under-

lying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage. As of June 30, 2012, the Total Return Fund, Government Securities Fund, and Fixed Income Fund each holds securities on a when-issued basis. These securities are detailed in each Fund’s Investment Portfolio.

Forward Foreign Currency Exchange Contracts

Certain Funds enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Funds’ currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Funds’ financial statements. Such amounts appear under the caption Forward Foreign Currency Contracts in the Investment Portfolios. Fluctuations in the value of the contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Funds’ risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts’ terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract. During the nine-months ended June 30, 2012, none of the funds invested in forward foreign currency exchange contracts.

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at June 30, 2012, based on cost of investments for U.S. federal income tax purposes was:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
Alpha Trend Strategies Fund	$28,447	$—	$28,447	$3,790,334
Alternative Income Fund	79,410	(17,411)	61,999	15,011,571
Energy and Materials Fund	87,911	(95,726)	(7,815)	3,105,053
Trend Following Fund	47,539	(49,655)	(2,116)	5,121,728
U.S. Equity Fund	16,578,109	(4,329,692)	12,248,417	149,094,582
Core America Equity Fund	4,044,600	(798,040)	3,246,560	28,990,848
Dividend Equity Fund	692,565	(142,027)	550,538	9,525,256
Premier Growth Equity Fund	38,914,150	(2,187,020)	36,727,130	116,956,025
Small-Cap Equity Fund	4,724,270	(1,942,543)	2,781,727	34,525,050
Global Equity Fund	2,848,984	(1,080,269)	1,768,715	20,977,364
International Equity Fund	1,022,864	(787,224)	235,640	12,005,737
Total Return Fund	5,522,181	(2,117,682)	3,404,499	83,469,695
Government Securities Fund	989,107	(44,294)	944,813	83,550,048
Short-Term Government Fund	527,638	(156,796)	370,842	36,816,737
Tax-Exempt Fund	2,967,728	(15,495)	2,952,233	32,308,211
Fixed Income Fund	3,453,350	(652,902)	2,800,448	101,707,132
Money Market Fund II	—	—	—	76,089,116

  |   63

NOTES TO INVESTMENT PORTFOLIOS (continued)

June 30, 2012 (unaudited)	Pyxis II

Derivatives Transactions

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure, as of June 30, 2012.

Fund	Asset Derivative Fair Value*	Liability Derivative Fair Value*
U.S. Equity Fund
Equity Contracts	$23,775	$—
Premier Growth Equity Fund
Equity Contracts	—	(39,435)
Global Equity Fund
Equity Contracts	25,591	—
International Equity Fund
Equity Contracts	—	(4,061)
Total Return Fund
Equity Contracts	117,845	(4,123)
Interest Rate Contracts	7,391	(48,657)
Government Securities Fund
Interest Rate Contracts	12,603	(103,509)
Short-Term Government Fund
Interest Rate Contracts	—	(32,046)
Fixed Income Fund
Interest Rate Contracts	—	(84,809)

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Investment Portfolio.

Security Lending

Each Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially and possible investment losses in the investment of collateral. Pursuant to the Fund’s securities lending policies, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities subject to the loan. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The borrower pays to a Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower.

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

64  |

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

Pyxis Capital, L.P.

200 Crescent Court, Suite 700

Dallas, TX 75201

Sub-Advisers

Anchor Capital Management Group, Inc.

15 Enterprise, Suite 450

Aliso Viejo, California 92656

Brookmont Capital Management, LLC

2000 McKinney Avenue, Suite 810

Dallas, Texas 75201

GE Asset Management Incorporated

3001 Summer Street

P.O. Box 7900

Stamford, CT 06904

Palisade Capital Management, LLC

One Bridge Plaza

Fort Lee, NJ 07024

Champlain Investment Partners, LLC

346 Shelburne Road, 6th Floor

Burlington, VT 05401

Incline Analytics, LLC

4790 Caughlin Parkway, Suite 214

Reno, NV 89519

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road, 1st Floor

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public

Accounting Firm

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Fund Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

This report has been prepared for shareholders of Pyxis Alpha Trend Strategies Fund, Pyxis Alternative Income Fund, Pyxis Energy and Materials Fund, Pyxis U.S. Equity Fund, Pyxis Core America Equity Fund, Pyxis Dividend Equity Fund, Pyxis Premier Growth Equity Fund, Pyxis Small-Cap Equity Fund, Pyxis Global Equity Fund, Pyxis International Equity Fund, Pyxis Trend Following Fund, Pyxis Total Return Fund, Pyxis Government Securities Fund, Pyxis Short-Term Government Fund, Pyxis Tax-Exempt Fund, Pyxis Fixed Income Fund and Pyxis Money Market Fund II (collectively, the “Funds”). The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds’ proxy voting records for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Funds’ website at www.pyxisais.com.

The Statements of Additional Information include additional information about the Funds’ Trustees and are available upon request without charge by calling

1-877-665-1287.

  |   65

Ascendant Natural Resources Master Fund

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)

Shares		Value

	COMMON STOCKS - 90.0%

	BUILDING MATERIALS - 2.1%

1,584	Eagle Materials, Inc.	$59,147

	CHEMICALS - 3.5%

499	CF Industries Holdings, Inc.	96,676

	FOREST PRODUCTS & PAPER - 1.9%

813	Schweitzer-Mauduit International, Inc.	55,398

	MACHINERY-DIVERSIFIED - 2.2%

756	Deere & Co.	61,138

	MINING - 9.2%

2,562	Freeport-McMoRan Copper & Gold, Inc.	87,287

6,238	Kinross Gold Corp.	50,840

1,284	Newmont Mining Corp.	62,287

3,704	Yamana Gold, Inc.	57,042

		257,456

	OIL & GAS - 48.2%

913	Anadarko Petroleum Corp.	60,441

963	Apache Corp.	84,638

2,755	BP PLC - ADR	111,688

949	Chevron Corp.	100,120

1,399	ConocoPhillips	78,176

1,570	Diamond Offshore Drilling, Inc.	92,834

1,963	Energy XXI Bermuda Ltd.	61,422

1,092	EOG Resources, Inc.	98,400

885	Exxon Mobil Corp.	75,729

1,827	HollyFrontier Corp.	64,731

2,312	Imperial Oil Ltd.	96,457

621	Noble Energy, Inc.	52,673

792	Occidental Petroleum Corp.	67,930

678	Pioneer Natural Resources Co.	59,806

1,070	Royal Dutch Shell PLC - ADR	72,150

2,477	Stone Energy Corp. *	62,767

3,783	Suncor Energy, Inc.	109,518

		1,349,480

Ascendant Natural Resources Master Fund

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)

Shares		Value
	OIL & GAS SERVICES - 10.3%

292	Core Laboratories NV	33,843

1,706	Halliburton Co.	48,433

3,447	Helix Energy Solutions Group, Inc. *	56,565

1,520	National Oilwell Varco, Inc.	97,949

770	Oil States International, Inc. *	50,974

		287,764

	PACKAGING & CONTAINERS - 2.3%

1,313	Owens-Illinois, Inc. *	25,170

1,377	Packaging Corp. of America	38,886

		64,056

	PIPELINES - 4.6%

1,044	Enterprise Products Partners LP	53,494

927	Plains All American Pipeline LP	74,911

		128,405

	REITS - 5.7%

1,798	Rayonier, Inc.	80,730

3,504	Weyerhaeuser Co.	78,349

		159,079

	TOTAL COMMON STOCKS (Cost $2,570,890)	2,518,599

	EXCHANGE TRADED FUND - 4.1%

	COMMODITY FUND - 4.1%

735	SPDR Gold Shares * (Cost $117,818)	114,065

	SHORT-TERM INVESTMENT - 5.1%

	MONEY MARKET FUND - 5.1%

141,781	Dreyfus Cash Management, to yield 0.18% ** (Cost 141,781)	141,781

	TOTAL INVESTMENTS - 99.2% (Cost $2,830,489) (a)	$2,774,445

	OTHER ASSETS LESS LIABILITIES - 0.8%	22,697

	NET ASSETS - 100.0%	$2,797,142

(a)    Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$87,105

	Unrealized Depreciation:	(143,149)

	Net Unrealized Depreciation:	$(56,044)

*	Non-Income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2012.

ADR - American Depositary Receipt

REITS - Real Estate Investment Trusts

The following is a summary of significant accounting policies followed by the Master Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Master Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Master Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30 , 2012 for the Master Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$2,518,599	$—	$—	$2,518,599
Exchange Traded Fund	114,065	—	—	114,065
Short-Term Investment	141,781	—	—	141,781

Total	$2,774,445	$—	$—	$2,774,445

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pyxis Funds II (formerly, Highland Funds II)

By (Signature and Title)*	/s/ Ethan Powell
Ethan Powell, Executive Vice President and Principal Executive Officer

Date	8/24/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ethan Powell
Ethan Powell, Executive Vice President and Principal Executive Officer

Date	8/24/12

By (Signature and Title)*	/s/ Brian Mitts
Brian Mitts, Chief Financial Officer and Treasurer (principal financial officer)

Date	8/24/12

* Print the name and title of each signing officer under his or her signature.